UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07674
The Diversified Investors Funds Group
(Exact name of registrant as specified in charter)
Investment Company Act file number 811-07495
The Diversified Investors Funds Group II
(Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase NY	10577

(Address of principal executive offices)	(Zip code)
Joseph Carusone
4 Manhattanville Road, Purchase NY 10577
(Name and address of agent for service)
Registrant’s telephone number, including area code: (914) 697-8586
Date of fiscal year end: December 31, 2006
Date of reporting period: September 30, 2006
Item 1. Schedule of Investments.
The registrant’s schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

Diversified Investors Funds Group
Diversified Investors Strategic Allocation Funds
Quarterly Portfolios
September 30, 2006
Diversified Investors Money Market Fund
Diversified Investors High Quality Bond Fund
Diversified Investors Intermediate Government Bond Fund
Diversified Investors Core Bond Fund
Diversified Investors Total Return Bond Fund
Diversified Investors High Yield Bond Fund
Diversified Investors Balanced Fund
Diversified Investors Value & Income Fund
Diversified Investors Value Fund
Diversified Investors Stock Index Fund
Diversified Investors Growth & Income Fund
Diversified Investors Equity Growth Fund
Diversified Investors Aggressive Equity Fund
Diversified Investors Mid-Cap Value Fund
Diversified Investors Mid-Cap Growth Fund
Diversified Investors Small-Cap Value Fund
Diversified Investors Special Equity Fund
Diversified Investors Small-Cap Growth Fund
Diversified Investors International Equity Fund
The above funds, except for Diversified Investors Stock Index Fund, are fully invested in a corresponding series of Diversified Investors Portfolios which are located in this report.
Diversified Investors Stock Index Fund is fully invested in Master Index Portfolio — S&P 500 Index Master Portfolio which is located in this report.
Short Horizon Strategic Allocation Fund
Short Intermediate Horizon Strategic Allocation Fund
Intermediate Horizon Strategic Allocation Fund
Intermediate Long Horizon Strategic Allocation Fund
Long Horizon Strategic Allocation Fund
The above funds are “fund of funds” fully invested in various funds of the Diversified Investors Funds Group.

SHORT HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Investments
6,833,372	Diversified Investors Funds Group — Core Bond Fund	$84,118,815
210,468	Diversified Investors Funds Group — Equity Growth Fund	4,251,455
78,502	Diversified Investors Funds Group — Growth & Income Fund	1,682,293
3,649,075	Diversified Investors Funds Group — High Quality Bond Fund	41,489,982
1,467,209	Diversified Investors Funds Group — High Yield Bond Fund	13,923,814
128,006	Diversified Investors Funds Group — International Equity Fund	2,242,669
48,564	Diversified Investors Funds Group — Mid-Cap Growth Fund	520,116
56,715	Diversified Investors Funds Group — Mid-Cap Value Fund	834,845
298,756	Diversified Investors Funds Group — Money Market Fund	3,181,662
27,646	Diversified Investors Funds Group — Small-Cap Growth Fund	350,552
29,633	Diversified Investors Funds Group — Small-Cap Value Fund	371,900
14,916	Diversified Investors Funds Group — Special Equity Fund	369,466
172,796	Diversified Investors Funds Group — Value & Income Fund	4,487,504

	Total Investments — 100.0% (Cost $157,822,616)	157,825,073
	Liabilities less other assets — (0.0%)	(12,514)

	Net Assets — 100.0%	$157,812,559

	The aggregate cost of investments for federal income tax purposes at September 30, 2006 is $157,822,616.

	The following amounts are based on cost for federal income tax purposes:

	Gross unrealized appreciation	$3,331,423
	Gross unrealized depreciation	(3,328,966)

	Net unrealized appreciation	$2,457

See notes to portfolios of investments.

SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Investments
5,533,862	Diversified Investors Funds Group — Core Bond Fund	$68,121,844
660,466	Diversified Investors Funds Group — Equity Growth Fund	13,341,404
246,402	Diversified Investors Funds Group — Growth & Income Fund	5,280,389
2,955,126	Diversified Investors Funds Group — High Quality Bond Fund	33,599,786
1,187,871	Diversified Investors Funds Group — High Yield Bond Fund	11,272,898
401,249	Diversified Investors Funds Group — International Equity Fund	7,029,882
152,095	Diversified Investors Funds Group — Mid-Cap Growth Fund	1,628,934
178,007	Diversified Investors Funds Group — Mid-Cap Value Fund	2,620,259
305,987	Diversified Investors Funds Group — Money Market Fund	3,258,668
86,574	Diversified Investors Funds Group — Small-Cap Growth Fund	1,097,761
92,914	Diversified Investors Funds Group — Small-Cap Value Fund	1,166,072
46,750	Diversified Investors Funds Group — Special Equity Fund	1,158,008
542,486	Diversified Investors Funds Group — Value & Income Fund	14,088,353

	Total Investments — 100.0% (Cost $158,166,587)	163,664,258
	Liabilities less other assets — (0.0%)	(12,868)

	Net Assets — 100.0%	$163,651,390

	The aggregate cost of investments for federal income tax purposes at September 30, 2006 is $158,166,587.

	The following amounts are based on cost for federal income tax purposes:

	Gross unrealized appreciation	$7,462,860
	Gross unrealized depreciation	(1,965,189)

	Net unrealized appreciation	$5,497,671

See notes to portfolios of investments.

INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Investments
16,378,440	Diversified Investors Funds Group — Core Bond Fund	$201,618,593
4,619,172	Diversified Investors Funds Group — Equity Growth Fund	93,307,268
1,724,345	Diversified Investors Funds Group — Growth & Income Fund	36,952,714
8,456,957	Diversified Investors Funds Group — High Quality Bond Fund	96,155,603
3,516,200	Diversified Investors Funds Group — High Yield Bond Fund	33,368,736
2,811,110	Diversified Investors Funds Group — International Equity Fund	49,250,647
1,064,518	Diversified Investors Funds Group — Mid-Cap Growth Fund	11,400,992
1,245,142	Diversified Investors Funds Group — Mid-Cap Value Fund	18,328,493
211,847	Diversified Investors Funds Group — Money Market Fund	2,256,106
605,431	Diversified Investors Funds Group — Small-Cap Growth Fund	7,676,861
649,900	Diversified Investors Funds Group — Small-Cap Value Fund	8,156,249
327,039	Diversified Investors Funds Group — Special Equity Fund	8,100,764
3,797,303	Diversified Investors Funds Group — Value & Income Fund	98,615,950

	Total Investments — 100.0% (Cost $628,068,310)	665,188,976
	Liabilities less other assets — (0.0%)	(54,092)

	Net Assets – 100.0%	$665,134,884

	The aggregate cost of investments for federal income tax purposes at September 30, 2006 is $628,068,310.

	The following amounts are based on cost for federal income tax purposes:

	Gross unrealized appreciation	$42,438,954
	Gross unrealized depreciation	(5,318,288)

	Net unrealized appreciation	$37,120,666

See notes to portfolios of investments.

INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Investments
9,226,564	Diversified Investors Funds Group — Core Bond Fund	$113,579,002
6,241,657	Diversified Investors Funds Group — Equity Growth Fund	126,081,479
2,329,028	Diversified Investors Funds Group — Growth & Income Fund	49,911,073
4,927,560	Diversified Investors Funds Group — High Quality Bond Fund	56,026,352
1,980,791	Diversified Investors Funds Group — High Yield Bond Fund	18,797,708
3,792,195	Diversified Investors Funds Group — International Equity Fund	66,439,262
1,437,693	Diversified Investors Funds Group — Mid-Cap Growth Fund	15,397,692
1,682,430	Diversified Investors Funds Group — Mid-Cap Value Fund	24,765,371
803,887	Diversified Investors Funds Group — Money Market Fund	8,561,158
818,150	Diversified Investors Funds Group — Small-Cap Growth Fund	10,374,148
878,157	Diversified Investors Funds Group — Small-Cap Value Fund	11,020,869
441,881	Diversified Investors Funds Group — Special Equity Fund	10,945,389
5,127,916	Diversified Investors Funds Group — Value & Income Fund	133,171,975

	Total Investments — 100.0% (Cost $568,865,066)	645,071,478
	Liabilities less other assets — (0.0%)	(50,846)

	Net Assets — 100.0%	$645,020,632

	The aggregate cost of investments for federal income tax purposes at September 30, 2006 is $568,865,066.

	The following amounts are based on cost for federal income tax purposes:

	Gross unrealized appreciation	$80,054,804
	Gross unrealized depreciation	(3,848,392)

	Net unrealized appreciation	$76,206,412

See notes to portfolios of investments.

LONG HORIZON STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Investments
1,454,827	Diversified Investors Funds Group — Core Bond Fund	$17,908,925
4,857,038	Diversified Investors Funds Group — Equity Growth Fund	98,112,177
1,760,657	Diversified Investors Funds Group — Growth & Income Fund	37,730,890
778,376	Diversified Investors Funds Group — High Quality Bond Fund	8,850,140
314,649	Diversified Investors Funds Group — High Yield Bond Fund	2,986,016
3,023,060	Diversified Investors Funds Group — International Equity Fund	52,964,003
1,190,434	Diversified Investors Funds Group — Mid-Cap Growth Fund	12,749,546
1,271,908	Diversified Investors Funds Group — Mid-Cap Value Fund	18,722,486
740,200	Diversified Investors Funds Group — Money Market Fund	7,882,910
691,370	Diversified Investors Funds Group — Small-Cap Growth Fund	8,766,565
691,882	Diversified Investors Funds Group — Small-Cap Value Fund	8,683,120
353,847	Diversified Investors Funds Group — Special Equity Fund	8,764,800
3,844,885	Diversified Investors Funds Group — Value & Income Fund	99,851,660

	Total Investments — 100.0% (Cost $332,466,598)	383,973,238
	Liabilities less other assets — (0.0%)	(30,033)

	Net Assets — 100.0%	$383,943,205

	The aggregate cost of investments for federal income tax purposes at September 30, 2006 is $332,466,598.

	The following amounts are based on cost for federal income tax purposes:

	Gross unrealized appreciation	$52,561,350
	Gross unrealized depreciation	(1,054,710)

	Net unrealized appreciation	$51,506,640

See notes to portfolios of investments.

DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)
1. Organization
The Diversified Investors Funds Group II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Investors Strategic Allocation Funds, which are non-diversified open-end management investment companies as defined by the 1940 Act, and are presented herein: Short Horizon Strategic Allocation Fund (“Short Horizon”), Short Intermediate Horizon Strategic Allocation Fund (“Short Intermediate Horizon”), Intermediate Horizon Strategic Allocation Fund (“Intermediate Horizon”), Intermediate Long Horizon Strategic Allocation Fund (“Intermediate Long Horizon”), and Long Horizon Strategic Allocation Fund (“Long Horizon”) (individually a “Fund” and collectively, the “Funds”). The Trust established and designated Short Horizon, Intermediate Horizon, and Intermediate Long Horizon as separate series on April 15, 1996. Short Intermediate Horizon and Long Horizon were established and designated as separate series on May 1, 1998. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Investors Funds Group (the “Funds Group”). The Funds Group is an open-end management investment company registered under the 1940 Act (that has the same investment advisor as the Funds).
2. Investment Valuation
The value of any Fund’s investment in a corresponding fund of the Funds Group is valued at the net asset value per share of each Fund determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Principal		Value
	Commercial Paper - 47.2%
$35,160,000	Bank of America Corp., 5.26%, 10/20/06	$35,057,196
35,000,000	Bank of Nova Scotia, 5.26%, 12/15/06	34,611,344
34,580,000	Barclays US Funding LLC, 5.28%, 11/10/06	34,372,059
23,000,000	Chariot Funding LLC - 144A, 5.27%, 10/17/06	22,942,762
36,910,000	Citigroup Funding, Inc., 5.27%, 11/15/06	36,661,688
34,780,000	Credit Suisse First Boston New York, 5.26%, 12/05/06	34,444,605
35,180,000	Deutsche Bank Financial LLC, 5.26%, 10/27/06	35,041,215
10,000,000	HBOS Treasury Service PLC, 5.39%, 11/22/06	9,920,647
15,930,000	HSBC Americas, Inc., 5.29%, 10/13/06	15,899,598
13,220,000	ING (US) Funding LLC, 5.25%, 12/15/06	13,073,478
8,200,000	Jupiter Securities Corp.- 144A, 5.27%, 10/05/06	8,194,004
26,967,000	Jupiter Securities Corp.- 144A, 5.27%, 10/11/06	26,923,617
8,000,000	Old Line Funding LLC - 144A, 5.26%, 11/02/06	7,961,427
26,200,000	The Bear Stearns Companies, Inc., 5.09%, 11/07/06	26,059,233
11,540,000	The Bear Stearns Companies, Inc., 5.10%, 11/14/06	11,466,432
35,020,000	UBS Finance Delaware, 5.26%, 10/02/06	35,009,786
34,810,000	Windmill Funding Corp. - 144A, 5.26%, 10/27/06	34,672,805

	Total Commercial Paper (Cost $422,311,896)	422,311,896

	Yankee Certificates of Deposit - 11.9%
34,670,000	Caylon NY Branch, 5.34%, 05/04/07	34,670,000
36,600,000	Fortis Bank New York, 5.28%, 10/19/06	36,600,000
35,030,000	Royal Bank of Canada, 5.35%, 10/03/06	35,030,000

	Total Yankee Certificates of Deposit (Cost $106,300,000)	106,300,000

	Domestic Certificate of Deposit - 3.9%
34,950,000	First Tennessee Bank NA, 5.36%, 10/10/06 (Cost $34,950,000)	34,950,000

	Medium Term Corporate Notes - 1.5%
13,660,000	Greenwich Capital Holdings Funding, Variable Rate, 5.29%, 02/13/07 (1) (Cost $13,660,000)	13,660,000

	Short Term US Government Agency Securities - 6.5%
	Federal Home Loan Bank - 2.8%
25,050,000	5.48%, 10/12/07	25,050,000

	Freddie Mac - 3.7%
33,900,000	4.93%, 01/18/07	33,389,335

	Total Short Term US Government Agency Securities (Cost $58,439,335)	58,439,335

	Short Term Corporate Notes - 11.7%
16,900,000	American Express Credit, Series MTNB, Variable Rate, 4.93%, 04/05/07 (1)	16,900,000
10,440,000	Canadian Imperial Bank of Commerce NY, Variable Rate, 5.31%, 12/22/06 (1)	10,440,000
14,000,000	Merrill Lynch & Company, Series MNT5, Variable Rate, 5.58%, 02/07/07 (1)	14,000,000
33,850,000	Morgan Stanley, Variable Rate, 5.36%, 02/02/07 (1)	33,850,000
28,870,000	Societe Generale NY, Variable Rate, 5.26%, 10/31/06 (1)	28,869,640

	Total Short Term Corporate Notes (Cost $104,059,640)	104,059,640

	Total Securities (Cost $739,720,871)	739,720,871

See notes to portfolios of investments.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Repurchase Agreements - 17.1%
$65,220,000	With Barclays Bank PLC, dated 09/29/06, 5.37%, due 10/02/06, repurchase proceeds at maturity $65,249,186 (Collateralized by Federal Home Loan Bank, 5.17%, due 03/14/08, with a value of $66,525,187)	$65,220,000

8,213	With Investors Bank & Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $8,216 (Collateralized by Small Business Administration, 8.13%, due 05/25/27, with a value of $8,624)	8,213

88,000,000	With Warburg Dillon Reed, dated 09/29/06, 5.35%, due 10/02/06, repurchase proceeds at maturity $88,039,233 (Collateralized by various Fannie Maes, 6.00% - 6.50%, due 07/01/36-09/01/36, with a total value of $89,673,179 and Freddie Mac Gold, 7.50%, due 09/01/30, with a value of $89,911)	88,000,000

	Total Repurchase Agreements (Cost $153,228,213)	153,228,213

	Total Investments - 99.8% (Cost $892,949,084)	892,949,084
	Other assets less liabilities - 0.2%	1,665,647

	Net Assets - 100.0%	$894,614,731

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $892,949,084.
See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes—73.3%
	Aerospace and Defense—0.5%
$4,375,000	The Boeing Company, 8.10%, 11/15/06	$4,387,324

	Banks—8.4%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 5.39%, 06/22/09(3)	5,003,555
3,000,000	American Express Centurion Bank, Series BKNT, 4.38%, 07/30/09	2,946,765
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,516,978
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,485,605
6,000,000	Bank of Montreal-Chicago, 7.80%, 04/01/07	6,068,052
4,600,000	Bank of Scotland - 144A (United Kingdom), 3.50%, 11/30/07	4,512,609
13,100,000	Bank One Corp., 2.63%, 06/30/08	12,547,612
2,650,000	BankBoston NA, Series BKNT, 6.38%, 04/15/08	2,696,757
2,000,000	HBOS Treasury Services PLC - 144A (United Kingdom), 3.75%, 09/30/08	1,947,254
3,181,818	National City Bank, Series BKNT, 2.70%, 08/24/09	2,973,619
3,630,000	US Bank NA, Series BKNT, 4.13%, 03/17/08	3,576,969
3,125,000	Wachovia Corp., 5.63%, 12/15/08	3,153,034
7,000,000	Wachovia Corp., Floating Rate, 5.42%, 07/20/07(3)	7,008,582
3,000,000	Wells Fargo & Company, 4.20%, 01/15/10	2,916,753
8,500,000	Wells Fargo & Company, Floating Rate, 5.45%, 03/23/10(2)	8,512,096

		69,866,240

	Equipment Rental and Leasing—1.3%
6,675,000	International Lease Finance Corp., 6.38%, 03/15/09	6,844,458
4,000,000	International Lease Finance Corp., 4.75%, 07/01/09	3,949,280

		10,793,738

	Financial Services—8.7%
10,720,000	Capital One Financial Corp., Series MTN, 5.70%, 09/15/11	10,807,035
2,050,000	Caterpillar Financial Services Corp., Series MTND, 9.50%, 02/06/07	2,067,236
2,900,000	Caterpillar Financial Services Corp., Series MTNF, 3.10%, 05/15/07	2,860,401
5,000,000	Citigroup, Inc., 3.50%, 02/01/08	4,894,685
7,200,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	7,126,805
1,000,000	General Electric Capital Corp., Series MTNA, 8.70%, 03/01/07	1,012,950
2,500,000	General Electric Capital Corp., Series MTNA, 4.00%, 06/15/09	2,435,283
1,500,000	Goldman Sachs Group, Inc., 4.50%, 06/15/10	1,466,919
8,000,000	Goldman Sachs Group, Inc., Series MTN, Floating Rate, 5.89%, 10/07/11(2)	8,065,856
8,060,000	Lehman Brothers Holdings, Inc., 7.00%, 02/01/08	8,230,081
2,750,000	Lehman Brothers Holdings, Inc., Series MTNG, 3.95%, 11/10/09	2,657,234
7,775,000	Merrill Lynch & Company, Series MTNC, 4.83%, 10/27/08	7,722,348
6,000,000	Merrill Lynch & Company, Series MTNC, 4.13%, 01/15/09	5,866,902
2,000,000	Morgan Stanley, 3.63%, 04/01/08	1,954,380
2,354,000	Morgan Stanley, 3.88%, 01/15/09	2,292,123
2,750,000	The Bear Stearns Companies, Inc., 2.88%, 07/02/08	2,645,814

		72,106,052

	Insurance—1.6%
10,000,000	Met Life Global Funding I - 144A, Series MTN, 5.75%, 07/25/11	10,226,010
2,785,000	Prudential Financial, Inc., Series MTN, 3.75%, 05/01/08	2,722,658

		12,948,668

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Machinery—0.3%
$2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	$2,118,916

	Manufacturing—0.6%
4,700,000	Siemens Financiering NV - 144A, (the Netherlands), Floating Rate, 5.47%, 08/14/09(2)	4,700,508

	Pharmaceuticals/Research and Development—0.6%
2,525,000	Abbott Laboratories, 3.50%, 02/17/09	2,437,506
2,500,000	Abbott Laboratories, 5.38%, 05/15/09	2,523,018

		4,960,524

	Private Asset Backed: Automobiles/Motor Vehicles and Automotive Equipment—15.0%
4,500,000	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	4,409,676
2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11(14)	2,499,370
3,000,000	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, 07/15/09	2,973,785
3,547,967	Capital One Auto Finance Trust, Series 2005-A, Class A3, 4.28%, 07/15/09	3,530,545
2,000,000	Capital One Auto Finance Trust, Series 2005-BSS, Class A3, 4.08%, 11/15/09	1,985,320
2,000,000	Capital One Auto Finance Trust, Series 2005-C, Class A3, 4.61%, 07/15/10	1,987,876
3,500,000	Capital One Prime Auto Receivables Trust, Series 2004-3, Class A4, 3.69%, 06/15/10	3,424,215
4,000,000	Capital One Prime Auto Receivables Trust, Series 2006-1, Class A2, 5.04%, 11/15/08	3,997,688
4,500,000	Carmax Auto Owner Trust, Series 2004-2, Class A4, 3.46%, 09/15/11	4,394,325
3,100,000	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	3,052,291
815,550	Chase Manhattan Auto Owner Trust, Series 2004-A, Class CTFS, 2.58%, 09/15/10	798,623
3,000,000	Chase Manhattan Auto Owner Trust, Series 2005-A, Class CTFS, 4.04%, 04/15/11	2,955,000
2,000,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A4, 5.36%, 01/15/13	2,017,639
2,500,000	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	2,514,228
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,214,740
7,500,000	Fifth Third Auto Trust, Series 2004-A, Class A4, 3.70%, 10/20/11	7,379,862
2,250,000	Ford Credit Auto Owner Trust, Series 2005-B, Class B, 4.64%, 04/15/10	2,227,720
1,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class C, 4.83%, 08/15/10	992,545
2,400,000	Ford Credit Auto Owner Trust, Series 2005-C, Class A3, 4.30%, 08/15/09	2,376,417
3,600,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,543,088
6,311,786	Ford Credit Auto Owner Trust, Series 2006-A, Class A2A, 5.04%, 09/15/08	6,307,497
2,089,707	Franklin Auto Trust, Series 2003-1, Class A4, 2.27%, 05/20/11	2,056,539
1,036,444	Franklin Auto Trust, Series 2004-1, Class A2, 3.57%, 03/16/09	1,032,256
2,747,025	Harley-Davidson Motorcycle Trust, Series 2004-1, Class A2, 2.53%, 11/15/11	2,674,404
5,000,000	Hertz Vehicle Financing LLC - 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	4,977,144
4,500,000	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3, 5.07%, 02/18/10	4,500,389
3,500,000	Long Beach Auto Receivables Trust, Series 2005-B, Class A3, 4.41%, 05/15/10	3,469,282
2,000,000	Long Beach Auto Receivables Trust, Series 2006-A, Class A2, 5.36%, 11/15/09	2,001,294
667,199	National City Auto Receivables Trust, Series 2004-A, Class A3, 2.11%, 07/15/08	664,791
4,000,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A2, 5.18%, 08/15/08	3,999,426
3,250,000	Onyx Acceptance Owner Trust, Series 2005-A, Class A4, 3.91%, 09/15/11	3,190,366
142,194	Ryder Vehicle Lease Trust, Series 2001-A, Class A5, 6.17%, 11/15/07	141,948
9,600,000	Susquehanna Auto Lease Trust - 144A, Series 2005-1, Class A3, 4.43%, 06/16/08	9,539,999
2,000,000	Susquehanna Auto Lease Trust - 144A, Series 2005-1, Class B, 4.71%, 07/14/08	1,982,818
3,000,000	Susquehanna Auto Lease Trust - 144A, Series 2005-1, Class C, 5.09%, 11/14/08	2,969,576
4,123,462	WFS Financial Owner Trust, Series 2004-1, Class A4, 2.81%, 08/22/11	4,041,427
6,929,824	World Omni Auto Receivables Trust, Series 2006-A, Class A2, 5.05%, 10/15/08	6,927,866
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,563,508

		125,315,483

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Credit Cards—4.0%
$7,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	$7,092,735
6,435,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.55%, 01/20/09	6,386,072
8,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	8,127,375
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,925,141
1,550,000	Discover Card Master Trust I, Series 2002-2, Class B, 5.45%, 10/15/09	1,550,406
8,000,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	8,015,000

		33,096,729

	Private Asset Backed: Financial Services—5.4%
1,927,153	Caterpillar Financial Asset Trust, Series 2004-A, Class A3, 3.13%, 01/26/09	1,904,931
5,000,000	Caterpillar Financial Asset Trust, Series 2005-A, Class A4, 4.10%, 06/25/10	4,923,676
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	3,049,541
2,718,822	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	2,680,248
6,689,896	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	6,645,154
6,935,164	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 12/10/10	7,059,344
1,286,233	Morgan Stanley Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	1,254,231
1,272,999	Morgan Stanley Capital I, Series 2004-T13, Class A1, 2.85%, 09/13/45	1,232,770
6,615,488	Morgan Stanley Capital I, Series 2005-HQ5, Class A1, 4.52%, 01/14/42	6,541,182
2,557,729	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	2,530,412
4,497,875	Morgan Stanley Capital I, Series 2006-IQ11, Class A1, 5.55%, 10/15/42	4,543,851
2,253,052	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	2,268,122

		44,633,462

	Private Asset Backed: Mortgage and Home Equity—13.5%
2,560,343	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35	2,559,016
1,188,521	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A1, 3.37%, 07/11/43	1,178,004
1,765,626	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A1, 3.41%, 03/11/41	1,723,372
5,000,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.52%, 07/10/46	5,069,145
927,856	Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1, Class A1, 6.34%, 06/16/30	931,751
328,183	Bear Stearns Commercial Mortgage Securities, Inc., Series 1999-C1, Class A1, 5.91%, 02/14/31	328,839
893,246	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	890,744
827,794	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	808,767
1,473,446	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5, Class A1, 3.76%, 07/11/42	1,438,570
1,763,730	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	1,739,500
3,802,572	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	3,831,792
3,674,691	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	3,668,329
1,576,205	Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A1, 2.96%, 03/10/39	1,529,916
4,687,625	Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CP4, Class A2, 5.87%, 12/15/35	4,708,613
See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)
$2,112,879	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A1, 2.08%, 05/15/38	$2,051,817
1,698,820	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A1, 2.25%, 01/15/37	1,666,582
511,840	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	516,010
6,385,348	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	6,492,528
3,440,564	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1, 4.23%, 12/10/37	3,373,340
1,838,984	GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A1, 3.75%, 07/10/39	1,801,440
1,914,664	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	1,877,109
2,200,000	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	2,179,829
849,933	Interstar Millennium Trust, Series 2003-3G, Class A2 (Australia), Floating Rate, 5.62%, 09/27/35(2)	852,923
1,430,090	Interstar Millennium Trust, Series 2004-2G, Class A (Australia), Floating Rate, 5.59%, 03/14/36(2)	1,433,807
731,615	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	716,695
4,646,776	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A1, 4.61%, 10/15/42	4,599,865
3,085,971	JPMorgan Mortgage Trust, Series 2005-A1, Class 5A1, 4.48%, 02/25/35	2,996,015
1,275,448	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A1, 2.72%, 03/15/27	1,243,575
1,850,000	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	1,802,835
2,200,732	LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A1, 2.60%, 05/15/27	2,134,660
3,000,000	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	2,915,421
1,619,887	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A1, 3.94%, 12/15/29	1,588,815
873,643	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A1, 4.74%, 09/15/40	867,506
4,443,116	LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A1, 4.99%, 11/15/30	4,433,164
2,300,000	Permanent Financing PLC, Series 7, Class 2A (United Kingdom), Floating Rate, 5.43%, 09/10/14(2)	2,300,574
3,000,000	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,958,476
6,643,102	Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3, 5.45%, 01/25/36	6,640,250
7,072,619	Structured Adjustable Rate Mortgage Loan, Series 2006-1, Class 5A1, 5.25%, 02/25/36	7,032,693
3,131,324	Wachovia Bank Commercial Mortgage Trust, Series 2003-4, Class A1, 3.00%, 04/15/35	3,055,884
8,000,000	Washington Mutual Mortgage Pass-Through Certificates, WMALT Series 2005-8, Class 1A8, 5.50%, 10/25/35	8,004,380
1,988,657	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	1,951,354
5,317,707	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	5,243,901

		113,137,806

	Private Asset Backed: Other—5.9%
5,000,000	ALG Student Loan Trust - 144A, Series 2006-1A, Class A1, Floating Rate, 5.51%, 10/28/18(2)	5,003,624
1,134,801	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, 4.00%, 07/25/33	1,110,783
4,277,107	California Infrastructure PG&E Corp., Series 1997-1, Class A8, 6.48%, 12/26/09	4,319,865
384,985	CIT Equipment Collateral, Series 2004-VT1, Class A3, 2.20%, 03/20/08	381,800
3,000,000	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	3,001,637
949,794	CIT RV Trust, Series 1998-A, Class A5, 6.12%, 11/15/13	950,578
2,837,903	CNH Equipment Trust, Series 2004-A, Class A3B, 2.94%, 10/15/08	2,810,001
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,999,822
2,404,236	Connecticut RRB Special Purpose Trust CL&P1, Series 2001-1, Class A3, 5.73%, 03/30/09	2,407,140
See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Other (continued)
$1,714,448	Crusade Global Trust, Series 2004-2, Class A1 (Australia), Floating Rate, 5.52%, 11/19/37(2)	$1,717,426
3,528,356	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 5.40%, 08/25/20(2)	3,530,690
7,000,000	John Deere Owner Trust, Series 2006-A, Class A3, 5.38%, 07/15/10	7,036,709
4,152,771	Marlin Leasing Receivables LLC - 144A, Series 2005-1A, Class A2, 4.49%, 01/15/08	4,140,441
3,501,000	Marlin Leasing Receivables LLC - 144A, Series 2006-1A, Class A4, 5.33%, 09/16/13	3,479,119
2,758,437	Nelnet Student Loan Corp., Series 2001-A, Class A1, 5.76%, 07/01/12	2,777,616
896,822	PBG Equipment Trust, Series 1A, Class A, 6.27%, 01/20/12	897,928
2,400,000	Providian Gateway Master Trust - 144A, Series 2004-FA, Class A, 3.65%, 11/15/11	2,358,374

		48,923,553

	Private Asset Backed: Transportation—0.9%
2,150,000	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	2,069,258
4,900,723	Railcar Leasing LLC, Series 1, Class A2, 7.13%, 01/15/13	5,123,633

		7,192,891

	Private Asset Backed: Utilities—0.2%
1,601,700	PECO Energy Transition Trust, Series 1999-A, Class A6, 6.05%, 03/01/09	1,607,095

	Special Purpose Entity—0.9%
2,500,000	New York Life Global Funding - 144A, 3.88%, 01/15/09	2,430,660
5,000,000	New York Life Global Funding - 144A, Floating Rate, 5.46%, 02/26/07(2)	5,003,340

		7,434,000

	Telecommunications Equipment and Services—2.0%
3,500,000	AT&T, Inc., 5.30%, 11/15/10	3,492,888
5,455,000	SBC Communications, Inc., 4.13%, 09/15/09	5,286,119
7,350,000	Sprint Capital Corp., 7.63%, 01/30/11	7,921,124

		16,700,131

	Utilities—3.5%
6,725,000	Alabama Power Company, Series G, 5.38%, 10/01/08	6,745,444
3,000,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	2,967,525
3,160,000	Exelon Corp., 4.45%, 06/15/10	3,065,099
1,625,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	1,696,999
3,195,000	Northern States Power Company — Minnesota, 6.88%, 08/01/09	3,330,037
5,200,000	Northern States Power Company — Wisconsin, 7.64%, 10/01/08	5,422,721
5,534,000	Ohio Edison, 4.00%, 05/01/08	5,419,623
450,000	Xcel Energy, Inc., 3.40%, 07/01/08	435,247

		29,082,695

	Total Corporate Bonds and Notes (Cost $613,844,858)	609,005,815

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Treasury Securities—4.7%
	US Treasury Notes
$7,250,000	4.25%, 11/30/07(8)	$7,200,446
14,000,000	4.88%, 05/31/08(8)	14,030,632
18,000,000	5.00%, 07/31/08	18,090,018

	Total US Treasury Securities (Cost $39,244,843)	39,321,096

	US Government Agency Securities—20.1%
	Asset Backed: Mortgage and Home Equity—11.6%
171,638	Fannie Mae, Series 1993-234, Class PC, 5.50%, 12/25/08	171,248
5,400,000	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	5,256,594
1,888,405	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	1,855,252
2,769,457	Fannie Mae, Series 2003-46, Class PQ, 3.00%, 06/25/19	2,749,101
2,550,000	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	2,447,741
1,857,892	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	1,824,501
1,173,239	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	1,142,831
5,538,546	Fannie Mae, Series 2003-69, Class GJ, 3.50%, 12/25/31	5,247,666
4,287,553	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	4,196,923
1,552,398	Fannie Mae, Series 2004-21, Class QA, 4.00%, 11/25/17	1,540,380
3,083,773	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,960,042
5,877,410	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	5,738,366
6,841,700	Federal Home Loan Bank, Series 00-0582, Class H, 4.75%, 10/25/10	6,755,767
4,867,474	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	4,733,876
2,524,001	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	2,451,272
1,361,449	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	1,375,032
2,315,011	Freddie Mac, Series 2614, Class JA, 3.76%, 03/15/29	2,215,184
6,117,025	Freddie Mac, Series 2625, Class JD, 3.25%, 07/15/17	5,766,634
5,466,972	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	5,149,827
6,309,224	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	6,107,889
5,800,000	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	5,617,723
6,291,018	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	5,911,910
4,809,614	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	4,654,579
2,829,808	Freddie Mac, Series 2760, Class EA, 4.50%, 04/15/13	2,806,811
2,132,767	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	2,052,942
4,960,120	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	4,972,039

		95,702,130

	Asset Backed: US Government Agencies—0.6%
5,000,000	Student Loan Marketing Association Student Loan Trust - 144A, Series 2003-4, Class A5B, 3.39%, 03/15/33	4,847,325

	Fannie Mae—3.1%
7,000,000	3.00%, 03/02/07	6,934,684
3,800,000	5.00%, 09/15/08	3,802,946
767,713	PL# 254062, 6.00%, 10/01/11	775,879
1,760,414	PL# 254754, 4.50%, 05/01/10	1,724,751
2,599,615	PL# 254758, 4.50%, 06/01/13	2,544,403
1,296,132	PL# 254805, 5.00%, 06/01/13	1,286,785
2,509,302	PL# 254807, 5.00%, 07/01/13	2,491,206
650,209	PL# 323743, 5.00%, 04/01/14	642,977
374,573	PL# 429168, 6.00%, 05/01/13	378,920
224,689	PL# 50903, 6.00%, 09/01/08	224,834
See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae (continued)
$305,385	PL# 50973, 6.00%, 01/01/09	$305,582
398,172	PL# 517699, 6.00%, 07/01/14	404,409
1,225,144	PL# 545038, 6.00%, 09/01/14	1,240,312
2,714,611	PL# 555154, 5.50%, 12/01/22	2,704,184
167,116	PL# 609771, 6.00%, 09/01/08	167,666

		25,629,538

	Federal Home Loan Bank—2.7%
7,500,000	4.00%, 04/25/07	7,445,970
10,000,000	Series 623, 4.63%, 07/18/07	9,956,070
5,103,751	Series 6T-9009, 3.84%, 11/25/09	4,930,022

		22,332,062

	Freddie Mac—1.1%
4,555,000	4.25%, 02/28/07	4,535,887
5,000,000	4.50%, 04/18/07	4,976,235

		9,512,122

	Freddie Mac Gold—0.8%
146,227	PL# E00532, 6.50%, 02/01/13	148,830
254,692	PL# E00542, 6.50%, 04/01/13	259,309
688,682	PL# E00676, 5.50%, 06/01/14	691,600
1,031,429	PL# E89557, 5.50%, 04/01/17	1,033,759
3,671,204	PL# G40426, 5.50%, 03/01/11	3,673,526
877,250	PL# M90802, 4.00%, 03/01/08	865,239

		6,672,263

	Government National Mortgage Association—0.2%
1,977,613	PL# 436708, 5.75%, 12/15/22	1,992,172

	Total US Government Agency Securities (Cost $169,491,661)	166,687,612

	Foreign Government Obligations—0.5%
4,000,000	Province of Ontario (Canada), 5.50%, 10/01/08 (Cost $4,126,925)	4,040,316

	Municipal Bonds—0.8%
	Texas
6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	6,320,854

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Securities Lending Collateral—2.0%
$16,974,568	Securities Lending Collateral Investment (Note 3) (Cost $16,974,568)	$16,974,568

	Total Securities (Cost $849,964,394)	842,350,261

	Repurchase Agreements—0.9%
7,463,809	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $7,466,770 (Collateralized by Government National Mortgage Association, 4.75%, due 02/20/32, with a value of $1,098,176 and Small Business Administration, 8.09%, due 08/25/29, with a value of $6,738,823) (Cost $7,463,809)	7,463,809

	Total Investments — 102.3% (Cost $857,428,203)	849,814,070
	Liabilities less other assets — (2.3)%	(18,902,186)

	Net Assets — 100.0%	$830,911,884

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $857,428,203.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,523,541
Gross unrealized depreciation	(9,137,674)

Net unrealized depreciation	$(7,614,133)

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Principal		Value
	US Treasury Securities—41.2%
	US Treasury Notes
$7,593,000	4.00%,06/15/09(8)	$7,476,736
13,017,000	3.63%, 07/15/09(8)	12,684,975
13,377,000	4.50%, 02/28/11(8)	13,331,023
15,194,000	4.88%, 05/31/11(8)	15,373,244
16,694,000	4.88%, 02/15/12(8)	16,932,023
2,029,000	4.50%, 11/15/15	2,009,980

	Total US Treasury Securities (Cost $67,181,902)	67,807,981

	US Government Agency Securities—44.4%
	Fannie Mae—40.7%
10,443,000	3.25%, 01/15/08	10,214,716
23,373,000	3.88%, 07/15/08	22,941,956
13,360,000	7.25%, 01/15/10	14,309,656
13,813,000	6.00%, 05/15/11	14,444,337
5,021,000	4.38%, 03/15/13	4,868,567

		66,779,232

	Federal Home Loan Bank—3.4%
5,580,000	4.13%, 04/18/08	5,511,104

	Government National Mortgage Association—0.3%
530,153	PL# 615244, 6.50%, 06/15/33	544,543

	Total US Government Agency Securities (Cost $72,484,331)	72,834,879

	Corporate Bonds and Notes—9.6%
	Private Asset Backed: Financial Services—0.8%
1,319,000	Morgan Stanley Capital I, Series 2005-T17, Class A5, 4.78%, 12/13/41	1,273,304

	Private Asset Backed: Mortgage and Home Equity—8.8%
1,044,000	Ameriquest Mortgage Securities, Inc., Series 2003-IA1, Class A4, 4.97%, 11/25/33	1,033,797
1,284,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, Variable Rate, 5.18%, 09/10/47(1)	1,276,976
1,771,000	Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A5, 4.73%, 10/15/41	1,705,091
1,269,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A4, 5.55%, 01/15/46(8)	1,276,013
2,044,000	Citigroup/Deutsche Bank Commerical Mortgage Trust, Series 2006-CD2, Class A2, 5.41%, 01/15/46	2,061,885
2,588,000	Commercial Mortgage Pass-Through Certificates, Series 2005-C6, Class A5A, 5.12%, 06/10/44	2,549,804
1,306,000	Credit-Based Asset Servicing and Securities, Series 2005-CB3, Class AF2, 4.45%, 12/25/34	1,287,152
2,627,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4A, 4.94%, 08/15/42	2,551,120
792,000	Renaissance Home Equity Loan Trust, Series 2006-2, Class AF3, 5.80%, 08/25/36	798,689

		14,540,527

	Total Corporate Bonds and Notes (Cost $15,885,079)	15,813,831

See notes to portfolios of investments.

INTERMEDIATE GOVERNMENT BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Short Term US Government Agency Securities—3.9%
	Fannie Mae—2.2%
$2,920,000	5.13%, 10/02/06	$2,919,168
654,000	5.12%, 10/11/06	652,977

		3,572,145

	Freddie Mac—1.7%
1,178,000	5.14%, 10/19/06	1,174,804
1,708,000	5.15%, 10/24/06	1,702,136

		2,876,940

	Total Short Term US Government Agency Securities (Cost $6,449,085)	6,449,085

	Securities Lending Collateral—22.6%
37,203,076	Securities Lending Collateral Investment (Note 3) (Cost $37,203,076)	37,203,076

	Total Securities (Cost $199,203,473)	200,108,852

	Repurchase Agreements—0.5%
892,741	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $893,096 (Collateralized by Small Business Administration, 8.63%, due 10/25/20, with a value of $937,379) (Cost $892,741)	892,741

	Total Investments — 122.2% (Cost $200,096,214)	201,001,593

	Liabilities less other assets — (22.2)%	(36,515,956)

	Net Assets — 100.0%	$164,485,637

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $200,096,214.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$1,031,899
Gross unrealized depreciation	(126,520)

Net unrealized appreciation	$905,379

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Principal		Value
	US Treasury Securities—4.2%
	US Treasury Bonds—0.3%
$4,500,000	6.25%, 08/15/23(8)	$5,225,981
390,000	4.50%, 02/15/36	373,821

		5,599,802

	US Treasury Inflation Index—1.6%
10,162,363	2.00%, 07/15/14	9,963,089
9,193,164	2.50%, 07/15/16	9,379,904
16,206,831	2.00%, 01/15/26	15,548,445

		34,891,438

	US Treasury Notes—1.3%
2,740,000	4.63%, 08/31/11	2,743,855
23,425,000	4.88%, 08/15/16	23,875,205

		26,619,060

	US Treasury Strips—1.0%
12,125,000	Zero coupon, 11/15/21	5,831,919
38,580,000	Zero coupon, 11/15/27	13,993,622

		19,825,541

	Total US Treasury Securities (Cost $85,923,097)	86,935,841

	US Government Agency Securities—49.1%
	Asset Backed: Mortgage and Home Equity—6.0%
2,490,716	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,509,029
8,956,387	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	8,813,321
5,179,099	Fannie Mae, Series 2004-101, Class AR, 5.50%, 01/25/35	5,196,973
6,431,874	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	6,331,949
7,528,642	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34	7,524,494
15,824,864	Fannie Mae, Series 2005-47, Class PA, 5.50%, 09/25/24	15,827,898
6,972,763	Fannie Mae, Series 2005-51, Class TA, 5.50%, 12/25/33	6,968,664
4,611,785	Fannie Mae, Series 2005-57, Class PA, 5.50%, 05/25/27	4,618,709
259,584	Fannie Mae, Series 2005-70, Class NA, 5.50%, 08/25/35	260,118
9,479,500	Fannie Mae, Series 2005-80, Class PB, 5.50%, 04/25/30	9,508,506
6,182,729	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	6,222,853
4,428,018	Freddie Mac, Series 2877, Class PA, 5.50%, 07/15/33	4,443,352
8,789,483	Freddie Mac, Series 2927, Class BA, 5.50%, 10/15/33	8,826,654
14,128,711	Freddie Mac, Series 2984, Class NA, 5.50%, 04/15/26	14,164,460
6,505,312	Freddie Mac, Series 2996, Class MK, 5.50%, 06/15/35	6,533,539
16,624,580	Freddie Mac, Series 3138, Class PA, 5.50%, 02/15/27	16,670,322

		124,420,841

	Asset Backed: US Government Agencies—0.2%
2,294,423	Small Business Administration, Series 2002-P10B, Class I, 5.20%, 08/01/12	2,302,008
2,451,497	Small Business Administration, Series 2004-P10A, 4.50%, 02/10/14	2,379,019

		4,681,027

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae—36.0%
$13,850,000	4.00%, 10/16/06	$13,842,466
25,850,000	2.71%, 01/30/07	25,634,308
14,090,000	2.35%, 04/05/07	13,885,441
25,000,000	4.38%, 12/17/07	24,798,125
14,550,000	7.25%, 01/15/10	15,584,243
4,100,000	5.25%, 08/01/12	4,126,560
10,200,000	4.63%, 05/01/13	9,903,404
324,744	PL# 252571, 7.00%, 07/01/29	334,957
5,264	PL# 252716, 7.00%, 09/01/29	5,430
1,324	PL# 253264, 7.00%, 05/01/30	1,364
1,064	PL# 253346, 7.50%, 06/01/30	1,102
14,827	PL# 253479, 7.00%, 10/01/30	15,283
38,118	PL# 253990, 7.00%, 09/01/16	39,126
29,114	PL# 254008, 7.00%, 10/01/31	29,983
393,520	PL# 254346, 6.50%, 06/01/32	402,326
340,280	PL# 254406, 6.50%, 08/01/32	347,895
228,434	PL# 255950, 6.00%, 09/01/15	232,226
678,092	PL# 256137, 6.00%, 02/01/16	689,346
724,267	PL# 256335, 6.00%, 07/01/16	736,287
1,006,279	PL# 323842, 5.50%, 07/01/14	1,011,061
54,465	PL# 323967, 7.00%, 10/01/29	56,177
2,603,771	PL# 357327, 5.00%, 01/01/18	2,568,164
5,087	PL# 492742, 7.00%, 05/01/29	5,247
5,024	PL# 503916, 7.50%, 06/01/29	5,216
2,235	PL# 508415, 7.00%, 08/01/29	2,305
12,845	PL# 515946, 7.00%, 10/01/29	13,249
464	PL# 524164, 7.00%, 11/01/29	478
114,723	PL# 524657, 7.00%, 01/01/30	118,254
24,559	PL# 526053, 7.00%, 12/01/29	25,331
581	PL# 527717, 7.50%, 01/01/30	603
8,696	PL# 528107, 7.00%, 02/01/30	8,970
1,317	PL# 531092, 7.50%, 10/01/29	1,368
13,758	PL# 531497, 7.00%, 02/01/30	14,182
6,516	PL# 531735, 7.00%, 02/01/30	6,716
955	PL# 533841, 7.50%, 12/01/30	989
26,499	PL# 535030, 7.00%, 12/01/29	27,332
39,830	PL# 535103, 7.00%, 01/01/15	41,057
10,411	PL# 535159, 7.00%, 02/01/30	10,738
47,787	PL# 535195, 7.00%, 03/01/30	49,290
16,027	PL# 535277, 7.00%, 04/01/30	16,531
496,628	PL# 535675, 7.00%, 01/01/16	509,851
1,072	PL# 535722, 7.00%, 02/01/31	1,105
7,105	PL# 535723, 7.00%, 02/01/31	7,324
1,678	PL# 535811, 6.50%, 04/01/31	1,716
109,763	PL# 535880, 7.00%, 02/01/31	113,179
1,528	PL# 540211, 7.50%, 06/01/30	1,582
6,001	PL# 542999, 7.50%, 08/01/30	6,216
106,751	PL# 545194, 7.00%, 08/01/31	109,938
34,695	PL# 545477, 7.00%, 03/01/32	35,720
267,681	PL# 545759, 6.50%, 07/01/32	273,671
1,043,498	PL# 545760, 6.50%, 07/01/32	1,066,850
196,224	PL# 545762, 6.50%, 07/01/32	200,615
36,923	PL# 545815, 7.00%, 07/01/32	38,025
See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae (continued)
$66,958	PL# 548822, 7.00%, 08/01/30	$69,019
47,795	PL# 549659, 7.00%, 02/01/16	49,059
14,865	PL# 549962, 7.00%, 10/01/30	15,323
48,126	PL# 549975, 7.00%, 10/01/30	49,608
5,867	PL# 550440, 7.00%, 02/01/16	6,022
44	PL# 550544, 7.50%, 09/01/30	46
56,180	PL# 554493, 7.00%, 10/01/30	57,909
302,489	PL# 555114, 5.50%, 12/01/17	303,256
35,569	PL# 555144, 7.00%, 10/01/32	36,646
470,351	PL# 555254, 6.50%, 01/01/33	481,059
268,862	PL# 555798, 6.50%, 05/01/33	274,984
1,619	PL# 558362, 7.50%, 11/01/30	1,677
657	PL# 558519, 7.50%, 11/01/30	681
8,183	PL# 559277, 7.00%, 10/01/30	8,435
41,202	PL# 559313, 7.00%, 12/01/30	42,470
1,285	PL# 559741, 7.50%, 01/01/31	1,330
26,609	PL# 560384, 7.00%, 11/01/30	27,428
1,459	PL# 560596, 7.50%, 01/01/31	1,511
2,869	PL# 561678, 7.50%, 12/01/30	2,971
1,501	PL# 564080, 7.50%, 12/01/30	1,555
11,044	PL# 564183, 7.00%, 12/01/30	11,384
1,748	PL# 564529, 7.50%, 12/01/30	1,810
16,534	PL# 566658, 7.00%, 02/01/31	17,028
6,451	PL# 575285, 7.50%, 03/01/31	6,677
8,280	PL# 579161, 6.50%, 04/01/31	8,469
14,759	PL# 580179, 7.00%, 10/01/16	15,149
707	PL# 580377, 7.50%, 04/01/31	732
9,725	PL# 584811, 7.00%, 05/01/31	10,015
159,492	PL# 585248, 7.00%, 06/01/31	164,400
1,136	PL# 589405, 7.50%, 06/01/31	1,176
10,339	PL# 589893, 7.00%, 06/01/31	10,647
4,714	PL# 592129, 7.50%, 06/01/31	4,879
8,393	PL# 596895, 6.50%, 07/01/31	8,584
12,051	PL# 598125, 7.00%, 09/01/16	12,370
9,193	PL# 606551, 6.50%, 10/01/31	9,403
4,114	PL# 606600, 7.00%, 10/01/31	4,237
56,010	PL# 607386, 5.50%, 11/01/16	56,187
22,545	PL# 610128, 7.00%, 10/01/31	23,218
242,225	PL# 610579, 5.50%, 12/01/16	242,991
20,544	PL# 611323, 7.00%, 10/01/16	21,087
2,096,597	PL# 619054, 5.50%, 02/01/17	2,101,908
6,372	PL# 622119, 6.50%, 01/01/32	6,517
277,131	PL# 624035, 6.50%, 01/01/32	284,676
13,100	PL# 629236, 6.50%, 02/01/32	13,393
782,787	PL# 631321, 5.50%, 02/01/17	784,770
62,658	PL# 631606, 5.50%, 03/01/17	62,817
52,030	PL# 632269, 7.00%, 05/01/32	53,583
9,266	PL# 634563, 6.50%, 03/01/32	9,473
91,524	PL# 634949, 7.00%, 05/01/32	94,228
300,330	PL# 635164, 6.50%, 08/01/32	307,051
2,530	PL# 644932, 6.50%, 07/01/32	2,587
5,622	PL# 647556, 7.00%, 01/01/30	5,798
584,046	PL# 648795, 6.50%, 08/01/32	597,116
191,527	PL# 650206, 5.50%, 01/01/18	192,012
71,508	PL# 650291, 6.50%, 07/01/32	73,108
See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae (continued)
$4,946	PL# 650872, 7.00%, 07/01/32	$5,092
37,124	PL# 650891, 6.50%, 07/01/32	37,955
274,477	PL# 651649, 6.50%, 08/01/32	280,620
1,162,148	PL# 652127, 6.50%, 06/01/32	1,188,155
3,675	PL# 663353, 6.50%, 09/01/32	3,757
42,066	PL# 664188, 5.50%, 09/01/17	42,173
77,008	PL# 664194, 5.50%, 09/01/17	77,203
496,749	PL# 670402, 6.50%, 06/01/32	507,866
226,146	PL# 675314, 5.50%, 12/01/17	226,719
341,478	PL# 676800, 5.50%, 01/01/18	342,343
507,877	PL# 679631, 5.50%, 02/01/18	508,915
452,738	PL# 683199, 5.50%, 02/01/18	453,663
1,000,000	PL# 691189, 6.50%, 09/01/36	1,018,675
966,023	PL# 694200, 4.50%, 05/01/18	935,498
5,651	PL# 694372, 6.50%, 11/01/32	5,777
88,733	PL# 695925, 5.50%, 05/01/18	88,915
1,611,977	PL# 701161, 4.50%, 04/01/18	1,560,584
614,318	PL# 711636, 4.50%, 05/01/18	594,732
2,510,636	PL# 720317, 5.00%, 07/01/18	2,474,671
9,997,241	PL# 725162, 6.00%, 02/01/34	10,068,432
19,886,229	PL# 725206, 5.50%, 02/01/34	19,653,388
14,246	PL# 725269, 5.50%, 03/01/19	14,282
264,238	PL# 725407, 6.50%, 01/01/34	270,253
369,803	PL# 725418, 6.50%, 05/01/34	378,222
5,880,296	PL# 725704, 6.00%, 08/01/34	5,922,169
13,533,889	PL# 725717, 4.00%, 08/01/19	12,812,772
12,710,826	PL# 725946, 5.50%, 11/01/34	12,550,794
5,145,572	PL# 735454, 5.50%, 11/01/18	5,158,607
30,669,543	PL# 735504, 6.00%, 04/01/35	30,905,382
1,385,442	PL# 735611, 5.50%, 03/01/20	1,388,952
32,303,527	PL# 735989, 5.50%, 02/01/35	31,945,667
188,401	PL# 738632, 5.00%, 11/01/18	185,703
6,043,089	PL# 743575, 5.00%, 11/01/18	5,956,523
11,166,672	PL# 745140, 5.00%, 11/01/35	10,740,433
26,489,400	PL# 745412, 5.50%, 12/01/35	26,155,892
24,336,942	PL# 745832, 6.00%, 04/01/21	24,725,316
6,958,488	PL# 745833, 6.00%, 01/01/21	7,039,243
626,833	PL# 748257, 4.50%, 10/01/18	606,848
7,142	PL# 748655, 6.50%, 09/01/33	7,291
153,800	PL# 757687, 5.50%, 07/01/34	151,863
37,284	PL# 761808, 5.50%, 05/01/18	37,379
555,319	PL# 766312, 5.50%, 03/01/19	555,946
270,856	PL# 768313, 5.50%, 01/01/19	271,409
6,888,549	PL# 806549, Variable Rate, 4.57%, 01/01/35(1)	6,809,393
1,612,867	PL# 826273, 6.00%, 07/01/20	1,638,717
1,860,863	PL# 831361, 5.50%, 03/01/21	1,860,603
92,085	PL# 831500, 6.00%, 05/01/16	93,613
5,856,033	PL# 831511, 6.00%, 06/01/16	5,953,228
967,575	PL# 849239, 5.50%, 01/01/21	967,787
9,680,440	PL# 850867, Variable Rate, 5.64%, 01/01/36(1)	9,610,280
1,000,000	PL# 870770, 6.50%, 07/01/36	1,018,675
940,052	PL# 880770, 5.50%, 05/01/21	939,920
130,154	PL# 881578, 5.50%, 05/01/21	130,136
976,784	PL# 885071, 5.50%, 05/01/21	976,647
See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae (continued)
$1,000,000	PL# 887841, 6.50%, 09/01/36	$1,018,675
7,897,990	PL# 891814, 6.50%, 07/01/36	8,045,482
3,000,000	PL# 892817, 6.50%, 08/01/36	3,056,024
1,000,000	PL# 892970, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 892975, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 893596, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 893628, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 893833, 6.50%, 10/01/36	1,018,675
1,000,000	PL# 894979, 6.50%, 09/01/36	1,018,675
2,000,000	PL# 894985, 6.50%, 09/01/36	2,037,349
1,000,000	PL# 895303, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 900290, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 900340, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 900961, 6.50%, 09/01/36	1,018,675
1,000,000	PL# 901110, 6.50%, 09/01/36	1,018,675
9,000,000	TBA, 4.50%, 10/01/21	8,685,000
49,100,000	TBA, 5.00%, 10/01/21	48,256,068
120,400,000	TBA, 5.50%, 10/01/21	120,362,434
72,000,000	TBA, 5.00%, 10/01/36	69,209,999
22,000,000	TBA, 6.00%, 10/01/36	22,103,136
77,000,000	TBA, 6.50%, 10/01/36	78,419,725

		743,863,786

	Federal Home Loan Bank—0.9%
18,840,000	4.00%, 02/01/08	18,590,106

	Freddie Mac—1.7%
16,800,000	4.75%, 06/28/12	16,665,818
5,779,813	PL# 1B2853, Variable Rate, 4.29%, 04/01/35(1)	5,623,258
12,114,267	PL# 1G1119, Variable Rate, 4.77%, 09/01/35(1)	11,823,509

		34,112,585

	Freddie Mac Gold—3.6%
261,902	PL# A32037, 5.00%, 03/01/35	252,108
27,860	PL# A38585, 5.50%, 10/01/35	27,498
435,313	PL# B10307, 4.50%, 10/01/18	420,720
541,742	PL# B11431, 4.50%, 12/01/18	523,581
3,874,254	PL# B11446, 5.00%, 12/01/18	3,818,086
53,618	PL# B13285, 4.50%, 04/01/19	51,747
746,022	PL# B14218, 4.50%, 05/01/19	719,992
1,100,441	PL# B14518, 4.50%, 01/01/20	1,062,043
1,675,681	PL# B17118, 4.50%, 11/01/19	1,617,212
27,650	PL# B17892, 4.50%, 10/01/19	26,723
827,074	PL# B19028, 4.50%, 03/01/20	797,308
5,034,617	PL# B19043, 4.50%, 03/01/20	4,853,421
25,257	PL# B19177, 4.50%, 05/01/20	24,348
993,721	PL# B19187, 4.50%, 04/01/20	957,957
197,510	PL# B19188, 4.50%, 05/01/20	190,401
217,647	PL# B19272, 4.50%, 05/01/20	209,814
552,703	PL# B19621, 5.00%, 07/01/20	543,309
1,103,047	PL# C01271, 6.50%, 12/01/31	1,128,472
See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)
$3,253,379	PL# C57150, 6.00%, 05/01/31	$3,283,527
4,306	PL# C67653, 7.00%, 06/01/32	4,433
56,646	PL# C67868, 7.00%, 06/01/32	58,322
15,101	PL# C67999, 7.00%, 06/01/32	15,548
115,245	PL# C68001, 7.00%, 06/01/32	118,656
152,218	PL# C90229, 7.00%, 08/01/18	157,674
23,255	PL# E00570, 6.00%, 09/01/13	23,459
487,663	PL# E00592, 6.00%, 12/01/13	491,933
23,331	PL# E00720, 6.00%, 07/01/14	23,569
22,725	PL# E01007, 6.00%, 08/01/16	23,061
74,039	PL# E01095, 6.00%, 01/01/17	75,133
460,667	PL# E01490, 5.00%, 11/01/18	454,010
889,007	PL# E01538, 5.00%, 12/01/18	876,131
33,340	PL# E01638, 4.00%, 04/01/19	31,554
30,149	PL# E69171, 6.00%, 02/01/13	30,412
25,561	PL# E73319, 6.00%, 11/01/13	25,785
36,554	PL# E73769, 6.00%, 12/01/13	36,874
20,782	PL# E75990, 6.00%, 04/01/14	20,963
31,608	PL# E76341, 6.00%, 04/01/14	32,066
52,586	PL# E76730, 6.00%, 05/01/14	53,348
40,236	PL# E76731, 6.00%, 05/01/14	40,819
30,307	PL# E78995, 6.00%, 11/01/14	30,746
265,213	PL# E84191, 6.00%, 07/01/16	269,129
4,795	PL# E84758, 5.50%, 07/01/16	4,810
21,118	PL# E85885, 6.00%, 11/01/16	21,429
296,642	PL# E86502, 5.50%, 12/01/16	297,551
5,172	PL# E86565, 5.50%, 12/01/16	5,188
254,690	PL# E87961, 6.00%, 02/01/17	258,450
414,786	PL# E88001, 6.00%, 02/01/17	420,896
44,686	PL# E88452, 6.00%, 03/01/17	45,344
313,610	PL# E88749, 6.00%, 03/01/17	318,240
569,648	PL# E88789, 6.00%, 04/01/17	578,039
154,439	PL# E88979, 5.50%, 04/01/17	154,788
341,253	PL# E89282, 6.00%, 04/01/17	346,280
683,675	PL# E89336, 6.00%, 05/01/17	693,746
28,118	PL# E89653, 6.00%, 04/01/17	28,533
509,748	PL# E89913, 6.00%, 05/01/17	517,257
904,699	PL# E91644, 5.50%, 10/01/17	906,744
274,335	PL# E91754, 5.50%, 10/01/17	274,955
376,702	PL# E91774, 5.50%, 10/01/17	377,553
179,459	PL# E91968, 5.50%, 10/01/17	179,865
351,957	PL# E92113, 5.50%, 10/01/17	352,752
25,918	PL# E95352, 4.50%, 04/01/18	25,049
54,027	PL# E98821, 4.50%, 09/01/18	52,216
1,488,176	PL# G01391, 7.00%, 04/01/32	1,533,647
18,301	PL# G11111, 6.00%, 04/01/16	18,571
121,759	PL# G11394, 4.50%, 05/01/18	117,677
7,580,412	PL# G11618, 4.50%, 05/01/18	7,329,701
464,576	PL# G11639, 4.50%, 12/01/19	448,366
3,344,551	PL# G11681, 5.00%, 04/01/20	3,291,082
9,372,753	PL# G11720, 4.50%, 08/01/20	9,045,711
14,617,150	PL# G11769, 5.00%, 10/01/20	14,368,696
215,976	PL# G18052, 4.50%, 05/01/20	208,203
2,806,030	PL# J00156, 5.00%, 10/01/20	2,758,334
See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)
$698,705	PL# J00726, 5.00%, 12/01/20	$686,829
3,415,930	PL# M80813, 4.00%, 04/01/10	3,291,161
3,000,000	TBA, 5.50%, 10/01/21	2,998,125

		75,357,680

	Government National Mortgage Association-0.6%
130,961	PL# 3173, 6.50%, 12/20/31	134,272
1,079	PL# 434615, 7.00%, 11/15/29	1,115
187,823	PL# 435071, 7.00%, 03/15/31	194,053
23,948	PL# 493966, 7.00%, 06/15/29	24,748
64,521	PL# 494742, 7.00%, 04/15/29	66,675
1,507	PL# 530260, 7.00%, 02/15/31	1,557
231,881	PL# 531025, 6.00%, 04/15/32	235,163
813	PL# 538271, 7.00%, 11/15/31	840
90,925	PL# 538312, 6.00%, 02/15/32	92,212
152,498	PL# 543989, 7.00%, 03/15/31	157,556
801	PL# 547545, 7.00%, 04/15/31	827
347,964	PL# 550985, 7.00%, 10/15/31	359,505
251	PL# 551549, 7.00%, 07/15/31	259
24,262	PL# 552413, 7.00%, 02/15/32	25,063
101,438	PL# 554808, 6.00%, 05/15/31	102,861
80,655	PL# 555360, 6.00%, 06/15/31	81,786
83,619	PL# 555733, 6.00%, 03/15/32	84,802
850	PL# 557664, 7.00%, 08/15/31	878
55,421	PL# 557678, 7.00%, 08/15/31	57,260
3,859	PL# 561050, 7.00%, 05/15/31	3,987
821	PL# 561996, 7.00%, 07/15/31	848
12,417	PL# 563346, 7.00%, 09/15/31	12,828
56,499	PL# 563599, 7.00%, 06/15/32	58,365
156,962	PL# 564086, 7.00%, 07/15/31	162,168
44,351	PL# 564300, 6.00%, 08/15/31	44,972
8,582	PL# 564706, 7.00%, 07/15/31	8,866
83,971	PL# 565808, 6.00%, 11/15/31	85,148
203,641	PL# 567622, 6.00%, 04/15/32	206,524
90,824	PL# 569567, 7.00%, 01/15/32	93,823
69,715	PL# 570517, 6.00%, 01/15/32	70,702
39,946	PL# 572821, 6.00%, 12/15/31	40,506
88,810	PL# 574873, 6.00%, 12/15/31	90,055
84,486	PL# 575906, 6.00%, 01/15/32	85,682
35,288	PL# 576323, 6.00%, 12/15/31	35,783
1,296	PL# 579377, 7.00%, 04/15/32	1,339
236,511	PL# 581015, 7.00%, 02/15/32	244,323
93,748	PL# 581070, 6.00%, 02/15/32	95,075
83,865	PL# 582956, 7.00%, 02/15/32	86,635
270,285	PL# 587122, 7.00%, 06/15/32	279,211
5,016	PL# 587494, 7.00%, 06/15/32	5,182
953	PL# 589696, 7.00%, 05/15/32	985
77,093	PL# 592030, 6.00%, 02/15/32	78,185
18,992	PL# 780802, 6.50%, 05/15/28	19,540
32,432	PL# 781113, 7.00%, 11/15/29	33,515
193,165	PL# 781148, 6.00%, 07/15/29	196,123
99,909	PL# 781276, 6.50%, 04/15/31	102,789
29,267	PL# 781287, 7.00%, 05/15/31	30,245

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Government National Mortgage Association (continued)
$46,398	PL# 781324, 7.00%, 07/15/31	$47,942
252,617	PL# 781328, 7.00%, 09/15/31	261,055
184,862	PL# 781330, 6.00%, 09/15/31	187,631
51,462	PL# 781496, 6.50%, 09/15/32	52,900
68,886	PL# 781548, 7.00%, 11/15/32	71,176
40,302	PL# 781584, 7.00%, 05/15/32	41,645
7,365,248	PL# 80916, 3.75%, 05/20/34	7,209,540

		11,666,725

	Resolution Funding Strips-0.1%
1,200,000	Zero coupon, 07/15/18	675,400
1,200,000	Zero coupon, 10/15/18	666,432

		1,341,832

	Total US Government Agency Securities (Cost $1,016,156,174)	1,014,034,582

	Corporate Bonds and Notes-53.7%
	Aerospace and Defense-0.2%
2,390,000	Northrop Grumman Corp., 4.08%, 11/16/06	2,386,113
675,000	United Technologies Corp., 8.88%, 11/15/19	880,762

		3,266,875

	Automobiles/Motor Vehicles and Automotive Equipment-0.0%
280,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	273,531

	Banks-7.6%
85,000	BAC Capital Trust XI, 6.63%, 05/23/36	89,972
404,000	Bank of America Corp., 4.50%, 08/01/10	395,639
15,675,000	Bank of America Corp., Floating Rate, 5.40%, 03/24/09(2)	15,696,804
1,250,000	Bank of Scotland - 144A (United Kingdom), 3.50%, 11/30/07	1,226,253
2,000,000	BankBoston NA, Series BKNT, 6.38%, 03/25/08	2,033,376
26,675,000	Barclays Bank PLC New York Series YCD, Floating Rate, 5.40%, 03/13/09(2)	26,695,433
6,250,000	Depfa ACS Bank - 144A (Ireland), 4.25%, 08/16/10	6,093,781
3,850,000	Deutsche Bank AG New York, Series YCD, Variable Rate, 5.37%, 03/15/07(1)	3,850,604
2,850,000	HBOS Treasury Services PLC - 144A (United Kingdom), 3.75%, 09/30/08	2,774,837
11,200,000	HSBC Bank USA NA, Series CD, 3.87%, 06/07/07	11,089,221
1,155,000	Huntington National Bank, Series BKNT, 2.75%, 10/16/06	1,153,978
2,600,000	JPMorgan Chase & Company, 5.35%, 03/01/07	2,599,363
1,495,000	JPMorgan Chase & Company, 3.63%, 05/01/08	1,460,089
2,100,000	JPMorgan Chase & Company, 5.75%, 10/15/08	2,118,486
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,154,476
36,375,000	Rabobank Nederland - 144A, (the Netherlands), Floating Rate, 5.49%, 04/06/09(2)	36,404,355
2,990,000	SunTrust Banks, Inc., 3.63%, 10/15/07	2,939,520
2,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	1,955,492
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,505,836
2,275,000	Swedish Export Credit (Sweden), 2.88%, 01/26/07	2,258,638
2,150,000	The Bank of New York Company, Inc., Series BKNT, 3.80%, 02/01/08	2,112,156
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual (1)	1,091,502

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Banks (continued)
$490,000	US Bancorp, Series MTNN, 3.95%, 08/23/07	$484,378
3,040,000	US Bank NA, 2.40%, 03/12/07	2,997,516
4,315,000	US Bank NA, Series BKNT, 4.40%, 08/15/08	4,268,691
540,000	Wachovia Bank NA, Series BKNT, 4.38%, 08/15/08	532,649
9,125,000	Wachovia Bank NA, Series DPNT, Floating Rate, 5.43%, 03/23/09(2)	9,129,334
2,340,000	Wachovia Corp., 6.30%, 04/15/08	2,375,837
2,760,000	Wells Fargo & Company, 4.20%, 01/15/10	2,683,413
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,029,411
4,525,000	Wells Fargo & Company, 4.88%, 01/12/11	4,486,289

		157,687,329

	Broadcast Services/Media-0.9%
320,000	British Sky Broadcasting Group Financing PLC - 144A (United Kingdom), 6.50%, 10/15/35	314,216
5,374,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	6,137,813
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,892,808
965,000	Comcast Corp., 7.05%, 03/15/33	1,036,554
465,000	Cox Communications, Inc., 7.75%, 11/01/10	502,263
200,000	Echostar DBS Corp., 6.38%, 10/01/11	195,250
200,000	Echostar DBS Corp. - 144A, 7.13%, 02/01/16	194,250
1,070,000	News America Holdings, 7.63%, 11/30/28	1,183,364
260,000	News America, Inc., 7.28%, 06/30/28	277,545
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,763,142
725,000	Time Warner Entertainment, 8.38%, 07/15/33	857,578
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	2,072,191
2,760,000	Time Warner, Inc., 6.95%, 01/15/28	2,852,860

		19,279,834

	Chemicals-0.1%
590,000	Lyondell Chemical Company, 8.00%, 09/15/14	600,325
980,000	Lyondell Chemical Company, 8.25%, 09/15/16	999,600

		1,599,925

	Computer Equipment, Software and Services-0.1%
1,260,000	Oracle Corp., 5.25%, 01/15/16	1,242,175
345,000	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	345,000

		1,587,175

	Construction Services and Supplies-0.1%
1,805,000	DR Horton, Inc., 6.13%, 01/15/14	1,763,878

	Electronics-0.0%
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	151,513

	Equipment Rental and Leasing-0.0%
225,000	United Rentals North America, Inc., 6.50%, 02/15/12	218,250

	Financial Services-6.5%
390,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.13%, 06/01/12	401,700
225,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.13%, 02/15/13	225,000
9,050,000	Citigroup, Inc., 3.50%, 02/01/08	8,859,380

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Financial Services (continued)
$14,330,000	Citigroup, Inc., 3.63%, 02/09/09(4) (5) (6)	$13,876,112
820,000	Citigroup, Inc., 6.20%, 03/15/09	840,857
8,000,000	Citigroup, Inc., 4.13%, 02/22/10	7,766,064
2,300,000	Citigroup, Inc., 6.13%, 08/25/36	2,373,756
8,225,000	Eksportfinans ASA, Series MTN (Norway), 3.38%, 01/15/08	8,044,971
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	14,576,237
2,000,000	General Electric Capital Corp., Series MTNA, 6.50%, 12/10/07	2,028,252
11,925,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	11,639,873
22,250,000	General Electric Capital Corp., Series MTNA, Variable Rate, 5.55%, 01/15/08(1)	22,278,813
2,925,000	HSBC Finance Corp., 6.50%, 11/15/08	2,999,892
7,310,000	Morgan Stanley, 5.05%, 01/21/11	7,250,555
425,000	Morgan Stanley, 6.75%, 04/15/11	449,763
2,545,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	2,580,887
17,410,000	Morgan Stanley, Series MTNF, Floating Rate, 5.44%, 03/07/08(2)	17,431,014
350,000	Nationwide Building Society - 144A (United Kingdom), 2.63%, 01/30/07	346,967
4,000,000	Nationwide Building Society - 144A (United Kingdom), 3.50%, 07/31/07	3,941,532
355,000	Nationwide Building Society - 144A (United Kingdom), 4.25%, 02/01/10	344,610
1,000,000	The Bear Stearns Companies, Inc., Series MTNB, 4.55%, 06/23/10	978,744
2,475,000	TIAA Global Markets - 144A, 3.88%, 01/22/08	2,434,192
1,955,000	USAA Capital Corp., Series MTNB, 4.00%, 12/10/07	1,920,891

		133,590,062

	Insurance-0.4%
1,775,000	ASIF Global Financial XXIII - 144A, 3.90%, 10/22/08	1,731,637
2,000,000	Berkshire Hathaway Finance Corp., 3.40%, 07/02/07	1,973,870
2,850,000	Berkshire Hathaway Finance Corp., 3.38%, 10/15/08	2,754,305
2,815,000	Berkshire Hathaway Finance Corp., 4.13%, 01/15/10	2,736,923

		9,196,735

	Leisure and Recreation-0.1%
910,000	MGM MIRAGE, 6.00%, 10/01/09	903,175
325,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	319,313
655,000	TDS Investor Corp. - 144A, 9.88%, 09/01/14	635,350

		1,857,838

	Manufacturing-0.1%
395,000	Briggs & Stratton Corp., 8.88%, 03/15/11	436,493
1,575,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	1,652,830

		2,089,323

	Medical Equipment, Supplies, and Services-0.3%
450,000	HCA, Inc., 5.50%, 12/01/09	451,688
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	3,544,020
1,295,000	WellPoint, Inc., 5.85%, 01/15/36	1,260,391

		5,256,099

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Metals and Mining-0.1%
$85,000	International Steel Group, 6.50%, 04/15/14	$84,363
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	2,254,422

		2,338,785

	Oil, Coal and Gas-0.5%
50,000	ANR Pipeline Company, 9.63%, 11/01/21	61,836
10,000	ANR Pipeline Company, 7.38%, 02/15/24	10,355
210,000	Chesapeake Energy Corp., 6.38%, 06/15/15	201,600
90,000	Chesapeake Energy Corp., 6.25%, 01/15/18	83,925
275,000	Chesapeake Energy Corp., 6.88%, 11/15/20	261,250
270,000	Colorado Interstate Gas, 6.80%, 11/15/15	273,454
270,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	261,900
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,360,522
365,000	El Paso Natural Gas, 8.63%, 01/15/22	419,419
15,000	El Paso Natural Gas, 8.38%, 06/15/32	17,247
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,545,303
1,225,000	Enterprise Products Operating LP, Series B, 4.00%, 10/15/07	1,206,670
190,000	KCS Energy, Inc., 7.13%, 04/01/12	183,350
725,000	Northwest Pipeline Corp., 8.13%, 03/01/10	757,625
200,000	Suncor Energy, Inc. (Canada), 5.95%, 12/01/34	204,372
35,000	Targa Resources, Inc. - 144A, 8.50%, 11/01/13	35,088
935,000	Transcontinental Gas Pipe Line Corp., Series B, 8.88%, 07/15/12	1,039,019
480,000	Williams Companies, Inc., 7.63%, 07/15/19	501,600
225,000	Williams Companies, Inc., 7.75%, 06/15/31	226,125

		9,650,660

	Paper and Forest Products-0.0%
400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	395,000

	Pharmaceuticals/Research and Development-0.1%
170,000	Bio-Rad Laboratories, Inc., 7.50%, 08/15/13	174,675
530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	503,500
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	646,828
1,580,000	Wyeth, 6.00%, 02/15/36	1,602,895

		2,927,898

	Private Asset Backed: Automobiles/Motor Vehicles and Automotive Equipment-4.3%
16,200,000	Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	16,073,394
14,770,000	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	14,840,993
15,519,878	Ford Credit Auto Owner Trust, Series 2005-A, Class A3, 3.48%, 11/15/08	15,405,810
12,212,756	Ford Credit Auto Owner Trust, Series 2005-B, Class A3, 4.17%, 01/15/09	12,143,591
18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	19,039,955
10,480,096	Wachovia Auto Owner Trust, Series 2004-A, Class A3, 3.19%, 06/20/08	10,421,678

		87,925,421

	Private Asset Backed: Banks-0.2%
4,109,892	Bank of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	4,019,988

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Credit Cards-3.9%
$14,000,000	American Express Credit Account Master Trust, Series 2005-3, Class A, Floating Rate, 5.33%, 01/18/11(3)	$13,991,243
12,075,000	Chase Issuance Trust, Series 2004-A9, Class A9, 3.22%, 06/15/10	11,843,188
14,950,000	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1, 2.55%, 01/20/09	14,836,329
14,850,000	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4, 3.20%, 08/24/09	14,590,107
15,125,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	15,061,214
11,500,000	MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	11,094,067

		81,416,148

	Private Asset Backed: Financial Services-3.2%
2,805,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	2,775,369
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 08/10/42	10,884,582
1,453,126	Morgan Stanley Capital I, Series 1998-WF1, Class A2, 6.55%, 03/15/30	1,465,735
2,937,842	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	3,003,597
8,428,102	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 5.49%, 01/25/18(2)	8,436,254
14,200,000	SLM Student Loan Trust, Series 2005-6, Class A5B, Floating Rate, 5.49%, 07/27/26(2)	14,221,812
10,696,612	SLM Student Loan Trust, Series 2006-3, Class A1, Floating Rate, 5.47%, 01/25/13(2)	10,703,939
14,030,000	Washington Mutual Asset Securities Corp. - 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	14,031,330

		65,522,618

	Private Asset Backed: Mortgage and Home Equity-20.7%
9,511,012	ACE Securities Corp., Series 2006-HE1, Class A2A, Floating Rate, 5.41%, 02/25/36(3)	9,519,202
11,960,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	12,620,565
8,901,600	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	9,284,047
16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	16,665,540
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	11,663,646
743,436	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	754,854
2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,432,980
9,484,831	Carrington Mortgage Loan Trust, Series 2006-OPT1, Class A1, Floating Rate, 5.39%, 02/25/36(3)	9,492,980
3,475,000	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,708,935
6,066,716	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2, 6.03%, 09/15/30	6,111,271
3,419,245	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, Floating Rate, 5.62%, 06/25/35(3)	3,423,251
4,423,368	Countrywide Asset-Backed Certificates, Series 2005-12, Class 2A1, Floating Rate, 5.44%, 02/25/36(3)	4,426,622
5,283,430	Countrywide Asset-Backed Certificates, Series 2005-BC5, Class 3A1, Floating Rate, 5.43%, 01/25/36(3)	5,287,391
10,306,896	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1, Floating Rate, 5.45%, 03/25/36(3)	10,314,823
8,610,114	Countrywide Asset-Backed Certificates, Series 2006-IM1, Class A1, Floating Rate, 5.42%, 04/25/36(3)	8,616,863
22,936,952	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/11/30	23,372,792
14,955,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	14,947,208
13,110,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,173,875

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)
$10,405,371	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 5.42%, 04/25/36(3)	$10,414,773
4,840,013	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	5,139,620
12,270,676	Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1, Floating Rate, 5.41%, 05/25/36(3)	12,279,987
11,745,150	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, Floating Rate, 5.40%, 03/25/36(3)	11,755,549
12,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	13,256,984
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	10,886,795
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	11,953,921
6,125,878	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	6,359,269
6,165,641	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	6,433,121
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	3,053,586
10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	10,776,009
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,978,114
9,475,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	9,822,715
9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	9,063,621
19,286,533	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, 3.89%, 08/25/34	18,842,695
7,304,007	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.21%, 10/15/35	7,422,775
6,900,000	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	7,458,162
6,830,000	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	7,290,693
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	7,227,696
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	8,827,626
15,080,840	New Century Home Equity Loan Trust, Series 2006-1, Class A2A, Floating Rate, 5.39%, 05/25/36(3)	15,092,082
13,574,000	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 5.38%, 11/25/36(3)	13,571,879
10,355,221	Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1, Floating Rate, 5.41%, 03/25/36(3)	10,364,093
13,403,868	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	13,435,690
9,665,241	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, Floating Rate, 7.08%, 05/18/32(3)	9,970,186
9,099,504	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	9,587,253
6,174,526	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, Floating Rate, 5.39%, 04/25/36(3)	6,178,778

		428,260,517

	Private Asset Backed: Other-0.7%
4,824,598	Structured Asset Securities Corp. - 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	4,508,970
10,463,992	Terra LNR, Ltd. - 144A, Series 2006-1A, Class A1, Floating Rate (Cayman Islands), 5.46%, 06/15/17(3)	10,463,992

		14,972,962

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Utilities-0.4%
$8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	$8,553,108

	Real Estate Investment Trusts-0.6%
910,000	AvalonBay Communities, Series MTN, 6.63%, 09/15/11	959,246
4,100,000	Prologis 2006, 5.50%, 04/01/12	4,095,971
725,000	The Rouse Company, 3.63%, 03/15/09	688,113
4,135,000	The Rouse Company, 5.38%, 11/26/13	3,843,135
2,200,000	The Rouse Company/TRC Co-issuer, Inc. -144A, 6.75%, 05/01/13	2,209,574

		11,796,039

	Retail-0.1%
430,000	Federated Department Stores, Inc., 6.79%, 07/15/27	434,008
850,000	May Department Stores Company, 8.50%, 06/01/19	1,003,549
395,000	May Department Stores Company, 6.65%, 07/15/24	396,380
495,000	May Department Stores Company, 7.88%, 03/01/30	560,965
295,000	May Department Stores Company, 6.70%, 07/15/34	294,406

		2,689,308

	Special Purpose Entity-0.3%
348,611	AES Ironwood LLC, 8.86%, 11/30/25	386,958
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	260,850
2,150,000	Atlantic Marine, Inc. - 144A, 5.34%, 12/01/50	2,045,940
2,875,000	Belvoir Land LLC - 144A, 5.40%, 12/15/47	2,649,112
1,600,000	New York Life Global Funding - 144A, 3.88%, 01/15/09	1,555,622

		6,898,482

	Telecommunications Equipment and Services-1.6%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	600,440
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	832,275
550,000	Intelsat Bermuda, Ltd. - 144A (Bermuda), 9.25%, 06/15/16	580,938
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,557,634
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	1,067,099
545,000	PanAmSat Corp. - 144A, 9.00%, 06/15/16	564,075
860,000	Qwest Corp., 7.88%, 09/01/11	907,300
675,000	Qwest Corp., Floating Rate, 8.64%, 06/15/13(2)	725,625
50,000	Rogers Wireless, Inc. (Canada), 7.25%, 12/15/12	52,563
990,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	1,061,775
1,115,000	Sprint Capital Corp., 8.75%, 03/15/32	1,363,631
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,601,188
1,105,000	Telecom Italia Capital (Luxembourg), 6.00%, 09/30/34	991,076
1,825,000	Telecom Italia Capital (Luxembourg), 7.20%, 07/18/36	1,881,562
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	77,301
2,950,000	Telefonica Emisiones SAU (Spain), 7.05%, 06/20/36	3,123,196
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	918,432
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	174,935
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,412,480
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	472,434
7,910,000	Vodafone Group PLC, Floating Rate (United Kingdom), 5.46%, 12/28/07(2)	7,914,365
890,000	Wind Acquisition Finance SA - 144A (Luxembourg), 10.75%, 12/01/15	986,788

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)
$1,375,000	Windstream Corp. - 144A, 8.13%, 08/01/13	$1,466,094
945,000	Windstream Corp. - 144A, 8.63%, 08/01/16	1,015,875

		32,349,081

	Transportation-0.0%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	548,800

	Utilities-0.6%
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,893,805
306,358	Elwood Energy LLC, 8.16%, 07/05/26	324,010
1,000,000	Florida Power & Light, 5.63%, 04/01/34	990,876
128,800	Homer City Funding LLC, 8.14%, 10/01/19	136,850
83,589	Homer City Funding LLC, 8.73%, 10/01/26	92,993
195,000	Midwest Generation LLC, 8.75%, 05/01/34	209,138
438,270	Midwest Generation LLC, Series B, 8.56%, 01/02/16	465,936
560,000	NRG Energy, Inc., 7.38%, 02/01/16	557,900
445,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	506,188
545,000	Reliant Energy, Inc., 6.75%, 12/15/14	521,156
5,325,000	TXU Corp., Series O, 4.80%, 11/15/09	5,216,763

		11,915,615

	Total Corporate Bonds and Notes (Cost $1,123,362,014)	1,109,998,797

	Foreign Government Obligations-1.7%
9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	10,124,249
16,319,000	France Discount Treasury Bill (France), 2.61%, 10/05/06(18)	20,688,134
2,930,000	Province of Manitoba (Canada), 6.38%, 09/01/15(21)	1,884,023
3,365,000	Province of Ontario, Series GMTN (Canada), 6.25%, 06/16/15(21)	2,145,834
510,000	United Mexican States, (Mexico), Series MTN, 8.30%, 08/15/31	637,245
260,000	United Mexican States, (Mexico), Series MTNA, 7.50%, 04/08/33	300,560

	Total Foreign Government Obligations (Cost $35,933,866)	35,780,045

	Short Term US Government Agency Securities-6.0%
	Federal Home Loan Bank
124,300,000	4.75%, 10/02/06 (Cost $124,267,199)	124,267,199

	Short Term Corporate Notes-0.4%
7,750,000	AT&T, Inc. - 144A, 4.21%, 06/05/07 (Cost $7,686,316)	7,686,316

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)

Principal		Value
	Securities Lending Collateral-0.3%
$5,397,060	Securities Lending Collateral Investment (Note 3) (Cost $5,397,060)	$5,397,060

	Total Securities (Cost $2,398,725,726)	2,384,099,840

	Repurchase Agreements-1.0%
20,056,437	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $20,064,392 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.16% - 4.69%, due 11/01/34 - 05/01/35, with a total value of $21,059,259) (Cost $20,056,437)	20,056,437

	Total Investments before Put Options Written and Securities Sold Short - 116.4% (Cost $2,418,782,163)	2,404,156,277

Contracts
	Put Options Written-(0.0)%
(206)	US Treasury Note (10 Year) December Future, Expiring December 2006 @ 107 (Premium $48,158)	(51,500)

Principal
	Securities Sold Short-(7.5)%
$(19,000,000)	Fannie Mae, TBA, 5.00%, 10/12/06	(18,263,750)
(91,000,000)	Fannie Mae, TBA, 5.50%, 10/12/06	(89,663,392)
(31,000,000)	Fannie Mae, TBA, 6.00%, 10/15/06	(31,145,328)
(3,000,000)	Freddie Mac Gold, TBA, 6.00%, 10/12/06	(3,015,936)
(6,500,000)	Freddie Mac Gold, TBA, 4.50%, 10/17/06	(6,262,347)
(6,400,000)	Freddie Mac Gold, TBA, 5.00%, 10/17/06	(6,288,000)

	Total Securities Sold Short (Proceeds $154,408,519)	(154,638,753)

	Total Investments net of Put Options Written and Securities Sold Short - 108.9% (Cost $2,264,325,486)	2,249,466,024

	Liabilities less other assets — (8.9)%	(183,883,711)

	Net Assets - 100.0%	$2,065,582,313

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2006
(Unaudited)
The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $2,264,325,486.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$8,758,911
Gross unrealized depreciation	(23,618,373)

Net unrealized depreciation	$(14,859,462)

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Principal		Value
	US Treasury Securities—22.9%
	US Treasury Bonds—3.6%
$200,000	8.00%, 11/15/21	$267,625
550,000	6.13%, 11/15/27	643,457
2,632,000	4.50%, 02/15/36	2,522,814

		3,433,896

	US Treasury Inflation Index—1.6%
471,528	2.38%, 04/15/11	472,172
458,182	1.63%, 01/15/15	435,953
135,981	1.88%, 07/15/15	131,711
215,271	2.00%, 01/15/16	210,394
194,288	2.38%, 01/15/25	197,476
82,008	2.00%, 01/15/26	78,677

		1,526,383

	US Treasury Notes—17.0%
3,380,000	3.38%, 02/15/08(8)	3,317,287
3,940,000	3.75%, 05/15/08	3,879,825
100,000	5.00%, 07/31/08	100,500
1,310,000	4.50%, 02/15/09(8)	1,305,753
2,000,000	4.88%, 08/15/09	2,014,220
210,000	3.88%, 09/15/10	204,693
220,000	4.50%, 02/28/11(8)	219,244
760,000	5.13%, 06/30/11	777,011
1,050,000	4.88%, 07/31/11	1,062,511
1,280,000	4.63%, 08/31/11	1,281,801
10,000	4.25%, 11/15/14	9,755
290,000	4.50%, 11/15/15	287,282
1,530,000	4.50%, 02/15/16	1,515,119

		15,975,001

	US Treasury Strips—0.7%
1,495,000	Zero coupon, 11/15/24	621,869

	Total US Treasury Securities (Cost $21,419,843)	21,557,149

	US Government Agency Securities—46.4%
	Fannie Mae—37.2%
330,000	5.00%, 09/15/08	330,256
509,251	PL# 735809, Variable Rate, 4.48%, 08/01/35(1)	504,403
37,244	PL# 759626, 6.00%, 02/01/34	37,524
47,100	PL# 795774, 6.00%, 10/01/34	47,404
189,679	PL# 796050, 6.00%, 08/01/34	190,904
1,727,742	PL# 796278, 6.00%, 12/01/34	1,738,901
59,402	PL# 801516, Variable Rate, 4.73%, 08/01/34(1)	58,903
636,430	PL# 809169, 6.00%, 01/01/35	640,541
125,984	PL# 810896, Variable Rate, 4.85%, 01/01/35(1)	124,256
24,131	PL# 820426, 6.00%, 03/01/35	24,256
500,000	PL# 893681, 6.00%, 10/01/36	502,462
900,000	PL# 893923, 6.00%, 10/01/36	904,432
See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae (continued)
$1,200,000	PL# 894005, 6.00%, 10/01/36	$1,205,909
1,500,000	TBA, 5.00%, 10/01/21	1,474,218
2,500,000	TBA, 5.50%, 10/01/21	2,499,220
4,750,000	TBA, 5.00%, 10/01/36	4,565,938
5,700,000	TBA, 5.50%, 10/01/36	5,616,278
10,550,000	TBA, 6.00%, 10/01/36	10,599,458
4,200,000	TBA, 5.00%, 11/01/36	4,035,940

		35,101,203

	Federal Agricultural Mortgage Corp.—0.1%
80,000	4.25%, 07/29/08	78,963

	Federal Home Loan Bank—0.8%
680,000	5.50%, 07/15/36	717,605

	Freddie Mac—1.4%
430,000	4.38%, 11/16/07	426,719
720,000	4.75%, 01/18/11	716,333
139,064	PL# 1B2694, Variable Rate, 4.35%, 12/01/34(1)	136,176

		1,279,228

	Freddie Mac Gold—0.6%
300,000	TBA, 5.00%, 10/01/21	294,750
300,000	TBA, 5.00%, 10/01/36	288,563

		583,313

	Government National Mortgage Association—6.3%
736,251	PL# 605617, 5.00%, 07/15/34	716,143
1,574,868	PL# 612902, 5.00%, 07/15/33	1,533,568
685,106	PL# 636084, 5.00%, 01/15/35	665,981
1,938,467	PL# 644631, 5.00%, 09/15/35	1,884,355
340,000	TBA, 5.00%, 10/01/36	330,331
800,000	TBA, 6.00%, 10/01/36	809,750

		5,940,128

	Total US Government Agency Securities (Cost $43,632,780)	43,700,440

	Corporate Bonds and Notes—45.7%
	Advertising—0.1%
90,000	Lamar Media Corp. - 144A, 6.63%, 08/15/15	86,738

	Aerospace and Defense—0.0%
45,000	DRS Technologies, Inc., 6.63%, 02/01/16	44,438

	Automobile: Rental—0.0%
15,000	Hertz Corp. - 144A, 8.88%, 01/01/14	15,788

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Automobiles/Motor Vehicles and Automotive Equipment—0.8%
$60,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	$58,614
100,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11	100,228
200,000	Ford Motor Company, 7.45%, 07/16/31(8)	155,500
440,000	General Motors Corp., 8.25%, 07/15/23	383,350
60,000	Visteon Corp., 8.25%, 08/01/10	58,800

		756,492

	Banks—2.3%
180,000	Bank of America Corp., 5.38%, 08/15/11(4)	181,766
160,000	Glitnir Banki HF - 144A (Iceland), 6.33%, 07/28/11	163,476
130,000	Glitnir Banki HF - 144A, (Iceland), Variable Rate, 6.69%, 06/15/16(1)	133,071
200,000	Kaupthing Bank - 144A (Iceland), 7.13%, 05/19/16	210,603
280,000	Kaupthing Bank - 144A, (Iceland), Floating Rate, 6.19%, 04/12/11(2)	280,372
280,000	Landisbanki Islands HF - 144A (Iceland), 6.10%, 08/25/11	283,227
10,000	Rabobank Capital Funding Trust II - 144A, Variable Rate, 5.26%, perpetual (1)	9,801
20,000	Rabobank Capital Funding Trust III - 144A, Variable Rate, 5.25%, perpetual (1)	19,342
300,000	Shinsei Financial, Ltd. - 144A, (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	298,482
90,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	90,332
240,000	Wachovia Corp., 5.25%, 08/01/14	237,730
220,000	Wells Fargo & Company, 5.30%, 08/26/11	221,706

		2,129,908

	Broadcast Services/Media—1.8%
10,000	Clear Channel Communications, Inc., 4.63%, 01/15/08(4)	9,874
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11(4)	20,081
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14(4)	83,749
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15(4)	44,244
80,000	Comcast Cable Communications, 8.88%, 05/01/17(4)	96,843
110,000	Comcast Corp., 6.50%, 01/15/15(4)	115,009
210,000	Comcast Corp., 6.50%, 01/15/17(4)	219,618
80,000	Cox Communications, Inc., 3.88%, 10/01/08	77,572
85,000	Echostar DBS Corp. - 144A, 7.00%, 10/01/13	83,513
40,000	Echostar DBS Corp. - 144A, 7.13%, 02/01/16	38,850
40,000	Kabel Deutschland GMBH - 144A (Germany), 10.63%, 07/01/14	43,100
100,000	Liberty Media Corp., 7.88%, 07/15/09	105,191
40,000	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16	40,250
60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	60,900
20,000	Sinclair Broadcast Group, 8.00%, 03/15/12	20,375
50,000	Time Warner Entertainment, 8.38%, 07/15/33	59,143
210,000	Time Warner, Inc., 6.88%, 05/01/12	222,309
190,000	Time Warner, Inc., 7.70%, 05/01/32	212,809
110,000	Viacom, Inc. - 144A, 5.75%, 04/30/11	109,890

		1,663,320

	Chemicals—0.1%
30,000	Georgia Gulf Corp. - 144A, 9.50%, 10/15/14	29,888
30,000	Lyondell Chemical Company, 8.00%, 09/15/14	30,525
15,000	Lyondell Chemical Company, 8.25%, 09/15/16	15,300
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	42,020

		117,733

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Computer Equipment, Software and Services—0.1%
$10,000	Electronic Data Systems, 7.13%, 10/15/09	$10,466
40,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	41,400

		51,866

	Construction Services and Supplies—0.1%
30,000	Beazer Homes USA, Inc., 8.63%, 05/15/11	30,413
40,000	Jacuzzi Brands, Inc., 9.63%, 07/01/10	42,600

		73,013

	Consumer Goods and Services—0.4%
380,000	Altria Group, Inc., 7.00%, 11/04/13	414,906

	Containers and Packaging—0.0%
40,000	Graham Packaging Company, 9.88%, 10/15/14(8)	39,500

	Environmental Waste Management and Recycling Services—0.4%
320,000	Waste Management, Inc., 6.38%, 11/15/12	334,704

	Equipment Rental and Leasing—0.3%
100,000	International Lease Finance Corp. E-Capital Trust I - 144A, Variable Rate, 5.90%, 12/21/65(1)	100,827
210,000	International Lease Finance Corp. E-Capital Trust II - 144A, Variable Rate, 6.25%, 12/21/65(1) (8)	210,295

		311,122

	Financial Services—5.4%
90,000	Aiful Corp. - 144A (Japan), 5.00%, 08/10/10	87,589
250,000	Citigroup, Inc., 5.10%, 09/29/11(4)	249,510
340,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10	330,821
120,000	Countrywide Home Loans, Series MTNB, Floating Rate, 5.56%, 02/27/08(2)	120,145
50,000	Credit Suisse USA, Inc., 5.50%, 08/16/11	50,502
1,290,000	Ford Motor Credit Company, 5.80%, 01/12/09	1,228,737
120,000	Ford Motor Credit Company, 7.38%, 10/28/09	116,695
90,000	General Electric Capital Corp., Series MTNA, 4.25%, 01/15/08	89,025
140,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	136,653
120,000	General Motors Acceptance Corp., 6.13%, 08/28/07	119,855
400,000	General Motors Acceptance Corp., 5.85%, 01/14/09	392,387
30,000	General Motors Acceptance Corp., Series GM, 6.31%, 11/30/07	29,675
60,000	General Motors Acceptance Corp., Series MTN, 4.38%, 12/10/07	58,593
40,000	GMAC LLC, 5.13%, 05/09/08	39,212
600,000	GMAC LLC, Series MTN, Floating Rate, 6.41%, 01/16/07(2)	599,568
250,000	HSBC Finance Corp., 4.63%, 01/15/08	248,354
220,000	JPMorgan Chase & Company, 5.13%, 09/15/14	216,077
130,000	JPMorgan Chase & Company, 5.15%, 10/01/15	127,030
380,000	Lehman Brothers E-Capital Trust I, Floating Rate, 6.17%, 08/19/65(2)	383,611
130,000	Lehman Brothers Holdings, Inc., 4.00%, 01/22/08	127,968
80,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	77,874
30,000	Morgan Stanley, 3.63%, 04/01/08	29,316
120,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	121,692
See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Financial Services (continued)
$80,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	$78,236
50,000	The Goldman Sachs Group, Inc., 5.00%, 01/15/11	49,493

		5,108,618

	Food and Beverage—0.2%
140,000	Anheuser-Busch Companies, Inc., 4.95%, 01/15/14	137,799
60,000	Kraft Foods, Inc., 5.63%, 11/01/11	60,687

		198,486

	Funeral Services—0.1%
20,000	Service Corp. International - 144A, 7.38%, 10/01/14	20,225
30,000	Service Corp. International - 144A, 7.63%, 10/01/18	30,338

		50,563

	Insurance—0.0%
20,000	ASIF Global Financing XIX - 144A, 4.90%, 01/17/13	19,571

	Leisure and Recreation—0.4%
35,000	AMC Entertainment, Inc., 11.00%, 02/01/16	38,325
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	14,738
40,000	Boyd Gaming Corp., 7.13%, 02/01/16	38,900
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	63,150
60,000	Mandalay Resort Group, 9.50%, 08/01/08	63,899
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	32,025
25,000	Station Casinos, Inc., 7.75%, 08/15/16	26,063
65,000	Station Casinos, Inc., 6.63%, 03/15/18	58,988

		336,088

	Manufacturing—0.6%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	125,930
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	455,982

		581,912

	Medical Equipment, Supplies, and Services—0.4%
75,000	DaVita, Inc., 7.25%, 03/15/15	74,063
6,000	HCA, Inc., 6.30%, 10/01/12	5,093
70,000	HCA, Inc., 6.25%, 02/15/13	58,625
110,000	HCA, Inc., 6.75%, 07/15/13	93,363
34,000	HCA, Inc., 6.50%, 02/15/16	27,370
125,000	Tenet Healthcare Corp., 9.88%, 07/01/14	125,155

		383,669

	Office Equipment and Services—0.0%
40,000	Xerox Corp., 6.75%, 02/01/17	40,800

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas—3.7%
$110,000	Amerada Hess Corp., 7.30%, 08/15/31	$124,240
15,000	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	14,850
100,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31	114,686
320,000	Anadarko Petroleum Corp., 6.45%, 09/15/36	327,951
150,000	Apache Finance Canada (Canada), 4.38%, 05/15/15	139,170
55,000	Chesapeake Energy Corp., 6.38%, 06/15/15	52,800
150,000	ChevronTexaco Capital Company (Canada), 3.50%, 09/17/07	147,704
230,000	Conoco, Inc., 6.95%, 04/15/29(4)	266,054
50,000	Devon Energy Corp., 7.95%, 04/15/32	61,930
50,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	51,500
130,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	133,900
110,000	El Paso Natural Gas, 8.38%, 06/15/32	126,478
330,000	Kerr-McGee Corp., 7.88%, 09/15/31	400,578
30,000	Kinder Morgan Energy Partners, LP, 6.30%, 02/01/09	30,499
120,000	Kinder Morgan Energy Partners, LP, 6.75%, 03/15/11	125,146
120,000	Pemex Project Funding Master Trust, 7.38%, 12/15/14	130,020
40,000	Pemex Project Funding Master Trust - 144A, 6.63%, 06/15/35	39,350
130,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	129,587
70,000	Pogo Producing Company, 6.88%, 10/01/17	67,113
65,000	Suburban Propane Partners, 6.88%, 12/15/13	63,050
20,000	Vintage Petroleum, 8.25%, 05/01/12	21,116
50,000	Western Oil Sands, Inc. (Canada), 8.38%, 05/01/12	53,875
80,000	Williams Companies, Inc., 8.75%, 03/15/32	88,000
370,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	367,224
100,000	XTO Energy, Inc., 7.50%, 04/15/12	109,155
320,000	XTO Energy, Inc., 6.25%, 04/15/13	330,509

		3,516,485

	Paper and Forest Products—0.5%
410,000	Weyerhaeuser Company, 6.75%, 03/15/12	428,991

	Printing and Publishing—0.0%
40,000	Reader’s Digest Association, Inc., 6.50%, 03/01/11	38,200

	Private Asset Backed: Banks—1.4%
442,155	Washington Mutual Bank, Series 2005-AR13, Class A1A1, Floating Rate, 5.62%, 10/25/45(3)	445,260
534,010	Washington Mutual Bank, Series 2005-AR15, Class A1A2, Floating Rate, 5.61%, 11/25/45(3)	536,442
369,318	Washington Mutual Bank, Series 2005-AR8, Class 2A1A, Floating Rate, 5.62%, 07/25/45(3)	370,832

		1,352,534

	Private Asset Backed: Financial Services—1.8%
430,643	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 5.63%, 11/25/35(3)	432,089
301,610	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 5.63%, 12/25/35(3)	303,116
790,180	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 5.40%, 08/25/46(3)	790,527
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	136,657

		1,662,389

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity—20.4%
$413,986	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 5.57%, 09/25/35(3)	$414,612
227,609	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 5.75%, 02/25/35(3)	228,702
239,784	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 5.71%, 04/25/35(3)	241,058
502,405	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 5.62%, 11/25/45(3)	504,910
400,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43(4)	381,992
365,300	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, Floating Rate, 4.46%, 02/25/35(3) (4)	358,559
727,611	Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2, Floating Rate, 4.95%, 11/25/34(3)	737,343
61,864	Chevy Chase Mortgage Funding Corp. - 144A, Series 2003-2AT, Class A1, Floating Rate, 5.71%, 05/25/34(3)	62,086
464,639	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.97%, 08/25/35(3) (4)	460,589
347,574	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 5.66%, 10/25/35(3)	348,555
549,146	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 5.66%, 11/20/35(3)	551,315
491,238	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 5.60%, 08/25/35(3)	492,642
657,061	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 5.54%, 07/25/46(3)	657,081
303,435	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 5.51%, 02/25/36(3)	303,720
130,000	Countrywide Asset -Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35(4)	128,493
982,636	Countrywide Home Equity Loan Trust - 144A, Series 2006-RES, Class 4Q1B, 5.63%, 12/15/33(3)	984,631
340,296	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 5.56%, 12/15/35(3)	340,987
346,950	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 7.41%, 11/25/34(3)	352,474
934,164	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 5.62%, 04/25/35(3)	937,970
362,643	Countrywide Home Loans, Series 2005-R3, Class AF, Floating Rate, 5.73%, 09/25/35(3)	364,914
666,977	Credit Suisse Mortgage Capital Certificates - 144A, Series 2006-CF2, Class A1, Floating Rate, 5.59%, 05/25/36(3)	667,184
310,866	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, Floating Rate, 5.73%, 12/25/32(3)	311,769
210,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.33%, 11/10/45(3)	210,854
482,806	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 4.84%, 12/19/33(3)	483,723
370,738	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.67%, 03/18/35(3)	365,413
799,611	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 5.43%, 09/25/46(3)	799,611
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	194,321
186,851	Impac CMB Trust, Series 2003-10, Class 1A1, Floating Rate, 6.03%, 10/25/33(3)	187,050
208,793	Impac CMB Trust, Series 2004-2, Class A1, Floating Rate, 5.85%, 04/25/34(3)	208,981
278,480	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 5.73%, 10/25/34(3)	280,205
133,627	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	129,786
See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)
$430,354	IXIS Real Estate Capital Trust, Series 2006-HE1, Class A1, Floating Rate, 5.42%, 03/25/36(3)	$430,647
380,159	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34(3)	376,454
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	96,006
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	97,093
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	194,875
500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	483,475
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	390,755
220,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39(3)	226,416
338,515	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 5.65%, 10/25/28(3)	338,574
378,020	Structured Adjustable Rate Mortgage Loan, Series 2005-15, Class 1A1, 5.06%, 07/25/35	374,821
266,567	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 5.68%, 01/19/34(3)	267,285
694,802	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 5.52%, 07/25/36(3)	695,804
766,838	Thornburg Mortgage Securities Trust, Series 2005-4, Class A4, Floating Rate, 5.53%, 12/25/35(3)	766,333
962,036	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 5.50%, 01/25/36(3)	960,986
99,129	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, Floating Rate, 5.44%, 10/25/35(3)	99,198
641,934	Zuni Mortgage Loan Trust, Series 2006-0A1, Class A1, Floating Rate, 5.46%, 08/25/36(3)	641,459

		19,131,711

	Private Asset Backed: Other—0.7%
700,000	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 5.43%, 07/25/17(2)	699,498

	Real Estate Development and Services—0.1%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	35,875
30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	28,350

		64,225

	Real Estate Investment Trusts—0.1%
40,000	Host Marriott, LP, Series Q, 6.75%, 06/01/16	39,650
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	11,200
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	29,963

		80,813

	Scientific and Technical Instruments—0.0%
10,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	9,950

	Special Purpose Entity—0.5%
10,000	Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 07/15/14	10,250
100,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd., (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	100,994
230,000	Resona Preferred Global Securities - 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	238,433
160,000	TNK-BP Finance SA - 144A (Luxembourg), 7.50%, 07/18/16	167,445

		517,122

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services—1.4%
$90,000	AT&T, Inc., 5.10%, 09/15/14	$87,097
10,000	BellSouth Corp., 4.75%, 11/15/12(4)	9,552
55,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	54,175
75,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16	73,510
40,000	Intelsat Bermuda, Ltd. - 144A (Bermuda), 9.25%, 06/15/16	42,250
55,000	Intelsat, Ltd. (Bermuda), 7.63%, 04/15/12	48,400
115,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	132,203
190,000	Qwest Communications International, Inc., Floating Rate, 8.91%, 02/15/09(2)	194,514
320,000	Sprint Capital Corp., 6.00%, 01/15/07	320,366
150,000	Sprint Capital Corp., 8.38%, 03/15/12	168,303
90,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	83,540
40,000	Verizon Global Funding Corp., 7.38%, 09/01/12	43,804
20,000	Windstream Corp. - 144A, 8.63%, 08/01/16	21,500

		1,279,214

	Transportation—0.4%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	40,400
70,000	Horizon Lines LLC, 9.00%, 11/01/12	72,450
90,000	OMI Corp. (Marshall Islands), 7.63%, 12/01/13	91,350
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	137,800
50,000	Union Pacific Corp., 5.38%, 05/01/14	49,962

		391,962

	Utilities—1.2%
85,000	AES Corp., 7.75%, 03/01/14	88,825
30,000	Dominion Resources, Inc., 4.75%, 12/15/10	29,281
100,000	Dominion Resources, Inc., 5.70%, 09/17/12	100,728
70,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	73,101
440,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	510,269
30,000	NRG Energy, Inc., 7.25%, 02/01/14	29,850
30,000	NRG Energy, Inc., 7.38%, 02/01/16	29,888
20,000	Oncor Electric Delivery Company, 6.38%, 01/15/15	20,682
70,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	70,642
90,000	TXU Corp., Series P, 5.55%, 11/15/14	85,480
60,000	TXU Corp., Series R, 6.55%, 11/15/34	56,812

		1,095,558

	Total Corporate Bonds and Notes (Cost $42,996,574)	43,027,887

Shares
Convertible Preferred Stocks—0.2%
Automobiles/Motor Vehicles and Automotive Equipment
9,300	General Motors Corp., Series A, 4.50% (Cost $217,415)	230,082

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Municipal Bonds—0.8%
	Virginia
$755,625	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $743,162)	$755,670

	Foreign Government Obligations—3.2%
320,000	Bundesrepublic Deutschland (Germany), Series 04, 3.75%, 01/04/15(18)	407,903
500,000	Canada Treasury Bill (Canada), 5.08%, 12/15/06	494,637
10,000	Federal Republic of Brazil (Brazil), 8.88%, 04/15/24	12,050
35,000	Federal Republic of Brazil (Brazil), 10.13%, 05/15/27	47,058
196,000	Federal Republic of Brazil (Brazil), 11.00%, 08/17/40(8)	255,535
203,998	Government of Canada Real Return Bonds (Canada), 4.00%, 12/01/31(4) (16)	269,382
25,000	Republic of Colombia (Colombia), 11.75%, 02/25/20	35,125
100,000	Republic of Colombia (Colombia), Series MTN, 7.38%, 09/18/37	101,500
94,000	Republic of Panama (Panama), 7.13%, 01/29/26	98,935
690,000	Russian Federation (Russia) - 144A, 5.00%, 03/31/30	771,763
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	7,924
90,000	United Mexican States (Mexico), Series MTN, 8.30%, 08/15/31	112,455
342,000	United Mexican States (Mexico), Series MTNA, 7.50%, 04/08/33	395,352

	Total Foreign Government Obligations (Cost $2,917,329)	3,009,619

	Short Term US Government Agency Securities—0.3%
	Federal Home Loan Bank
310,000	Series 633, 4.80%, 02/15/07 (Cost $310,000)	310,000

	Securities Lending Collateral—4.7%
4,418,263	Securities Lending Collateral Investment (Note 3) (Cost $4,418,263)	4,418,263

	Total Securities (Cost $116,655,366)	117,009,110

	Repurchase Agreements—17.6%
16,578,158	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $16,584,734 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.15%, due 05/01/34 with a value of $12,891,176 and Small Business Administration, 8.63%, due 03/25/23, with a value of $4,515,890) (Cost $16,578,158)	16,578,158

	Total Investments before Call and Put Options Written — 141.8% (Cost $133,233,524)	133,587,268

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Contracts		Value
	Call Options Written—(0.0)%
(10)	US Treasury Note (10 Year) March Future, Expiring February 2007 @ 110	$(4,687)
(13)	US Treasury Note (10 Year) March Future, Expiring February 2007 @ 111	(3,657)

	Total Call Options Written (Premium $10,744)	(8,344)

	Put Options Written—(0.0)%
(13)	US Treasury Note (10 Year) March Future, Expiring February 2007 @ 106 (Premium $4,826)	(5,078)

	Total Investments net of Call and Put Options Written — 141.8% (Cost $133,217,954)	133,573,846
	Liabilities less other assets — (41.8)%	(39,394,342)

	Net Assets — 100.0%	$94,179,504

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $133,217,954.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$888,088
Gross unrealized depreciation	(532,196)

Net unrealized appreciation	$355,892

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes—87.8%
	Advertising—2.3%
$3,745,000	Advanstar Communications, Inc., 10.75%, 08/15/10	$4,053,962
470,000	Affinion Group, Inc., 10.13%, 10/15/13	495,850
945,000	Affinion Group, Inc., 11.50%, 10/15/15	973,350
645,000	Lamar Media Corp. - 144A, 6.63%, 08/15/15	621,619
1,305,000	RH Donnelley Corp., 6.88%, 01/15/13	1,197,338
955,000	RH Donnelley Corp., Series A-1, 6.88%, 01/15/13	876,213
1,725,000	RH Donnelley Corp., Series A-2, 6.88%, 01/15/13	1,582,687
1,080,000	RH Donnelley Corp., Series A-3, 8.88%, 01/15/16	1,088,100

		10,889,119

	Aerospace and Defense—0.4%
575,000	Argo-Tech Corp., 9.25%, 06/01/11	600,875
415,000	Armor Holdings, Inc., 8.25%, 08/15/13	431,600
980,000	DRS Technologies, Inc., 7.63%, 02/01/18	999,600

		2,032,075

	Agricultural Equipment—1.3%
3,035,000	Case New Holland, Inc., 9.25%, 08/01/11	3,232,275
2,780,000	Case New Holland, Inc., 7.13%, 03/01/14	2,804,325

		6,036,600

	Airlines—0.6%
1,700,000	American Airlines, Inc., Series 2001-2, 7.80%, 10/01/06	1,701,062
831,490	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	813,302
500,000	Delta Air Lines, Inc., 7.90%, 12/15/09(9)	145,000

		2,659,364

	Apparel: Manufacturing and Retail—3.7%
4,035,000	Levi Strauss & Company, 12.25%, 12/15/12	4,519,200
450,000	Levi Strauss & Company, 9.75%, 01/15/15	469,125
930,000	Levi Strauss & Company, 8.88%, 04/01/16	930,000
2,940,000	Levi Strauss & Company, Floating Rate, 10.26%, 04/01/12(2)	3,042,900
2,695,000	Oxford Industries, Inc., 8.88%, 06/01/11	2,762,375
2,780,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	2,752,200
1,830,000	Phillips Van-Heusen Corp., 7.25%, 02/15/11	1,857,450
685,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	717,538

		17,050,788

	Automobile: Rental—1.2%
4,590,000	Hertz Corp. - 144A, 8.88%, 01/01/14	4,830,975
490,000	Hertz Corp. - 144A, 10.50%, 01/01/16	541,450

		5,372,425

	Automobile: Retail—0.1%
660,000	AutoNation, Inc. - 144A, Floating Rate, 7.51%, 04/15/13(2)	671,550

	Automobiles/Motor Vehicles and Automotive Equipment—1.7%
2,610,000	Collins & Aikman Products Company, Series B, 9.75%, 02/15/10	2,610,000
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	380,188
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Automobiles/Motor Vehicles and Automotive Equipment (continued)
$1,000,000	Tenneco Automotive, Inc., 8.63%, 11/15/14	$992,500
2,195,000	Tenneco Automotive, Inc., Series B, 10.25%, 07/15/13	2,392,550
354,000	TRW Automotive, Inc., 11.00%, 02/15/13	387,630
680,000	Visteon Corp., 8.25%, 08/01/10	666,400
370,000	Visteon Corp., 7.00%, 03/10/14	333,000

		7,762,268

	Broadcast Services/Media—4.6%
620,000	Adelphia Communications, 10.25%, 11/01/06(9)	382,850
840,000	Adelphia Communications, 10.25%, 06/15/11(9)	548,100
305,000	Adelphia Communications, Series B, 9.25%, 10/01/02(9) (13)	189,100
1,025,000	Cablevision Systems Corp., Class B, Floating Rate, 9.62%, 04/01/09(11)	1,095,469
5,970,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	6,037,162
980,000	CSC Holdings, Inc., 7.25%, 07/15/08	994,700
455,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	473,769
135,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	139,219
4,700,000	Insight Communications Company, Inc., 12.25%, 02/15/11	4,993,749
1,235,000	Kabel Deutschland GMBH - 144A (Germany), 10.63%, 07/01/14	1,330,713
715,000	LBI Media, Inc., 10.13%, 07/15/12	756,113
570,000	LBI Media, Inc., zero coupon, 10/15/13(7)	484,500
1,215,000	Mediacom Broadband LLC/Mediacom Broadband Corp. - 144A, 8.50%, 10/15/15	1,213,481
2,885,000	Sirius Satellite Radio, Inc., 9.63%, 08/01/13	2,834,513
185,000	XM Satellite Radio, Inc., 9.75%, 05/01/14	177,600

		21,651,038

	Business Services and Supplies—0.1%
655,000	FTI Consulting, Inc. - 144A, 7.75%, 10/01/16	664,825

	Chemicals—4.4%
1,210,000	Equistar Chemical/Funding, 10.63%, 05/01/11	1,303,775
1,086,000	Huntsman LLC, 11.63%, 10/15/10	1,205,460
760,000	IMC Global, Inc., 10.88%, 08/01/13	851,200
1,675,000	IMC Global, Inc., Series B, 11.25%, 06/01/11	1,777,594
3,400,000	Ineos Group Holdings PLC - 144A (United Kingdom), 8.50%, 02/15/16	3,255,499
320,000	Lyondell Chemical Company, 11.13%, 07/15/12	350,400
1,301,000	Lyondell Chemical Company, 10.50%, 06/01/13	1,437,605
1,865,000	Lyondell Chemical Company, 8.00%, 09/15/14	1,897,638
930,000	Lyondell Chemical Company, 8.25%, 09/15/16	948,600
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 8.41%, 11/15/13(11)	850,750
2,900,000	OM Group, Inc., 9.25%, 12/15/11	3,030,500
1,100,000	PolyOne Corp., 10.63%, 05/15/10	1,188,000
365,000	PolyOne Corp., 8.88%, 05/01/12	370,475
645,000	Reichhold Industries, Inc. - 144A, 9.00%, 08/15/14	638,550
1,148,000	Rockwood Specialties Corp., 10.63%, 05/15/11	1,234,100

		20,340,146

	Computer Equipment, Software and Services—1.4%
475,000	Activant Solutions, Inc. - 144A, 9.50%, 05/01/16	441,750
1,800,000	Interface, Inc., 10.38%, 02/01/10	1,971,000
170,000	Interface, Inc., 9.50%, 02/01/14	175,950
1,685,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	1,752,400
1,414,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	1,463,490
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Computer Equipment, Software and Services (continued)
$840,000	Sungard Data Systems, Inc., Floating Rate, 9.97%, 08/15/13(11)	$875,700

		6,680,290

	Construction Services and Supplies—2.6%
2,025,000	Dayton Superior Corp., 10.75%, 09/15/08	2,095,875
1,306,000	Goodman Global Holdings, Series B, Floating Rate, 8.33%, 06/15/12(11)	1,327,223
650,000	Interline Brands, Inc., 8.13%, 06/15/14	661,375
3,660,000	Nortek, Inc., 8.50%, 09/01/14	3,477,000
1,375,000	Panolam Industries International - 144A, 10.75%, 10/01/13	1,395,625
3,000,000	RMCC Acquisition Company - 144A, 9.50%, 11/01/12	3,120,000
330,000	Stanley-Martin Communities LLC, 9.75%, 08/15/15	263,175

		12,340,273

	Consumer Goods and Services—0.2%
755,000	Steinway Musical Instruments - 144A, 7.00%, 03/01/14	743,675

	Containers and Packaging—0.9%
745,000	BPC Holding Corp./Berry Plastic Corp. - 144A, 8.88%, 09/15/14	752,450
555,000	BPC Holding Corp./Berry Plastic Corp. - 144A, Floating Rate, 9.27%, 09/15/14(2)	560,550
865,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	817,425
935,000	Pliant Corp., 11.63%, 06/15/09	1,014,885
1,210,000	Stone Container Finance Company of Canada (Canada), 7.38%, 07/15/14	1,107,150

		4,252,460

	Distribution—0.2%
916,000	Jafra Cosmetics International, 10.75%, 05/15/11	986,990

	Education—1.0%
1,700,000	Education Management LLC - 144A, 8.75%, 06/01/14	1,725,500
2,335,000	Education Management LLC - 144A, 10.25%, 06/01/16	2,399,213
740,000	Knowledge Learning Center - 144A, 7.75%, 02/01/15	695,600

		4,820,313

	Electronics—0.1%
550,000	Muzak LLC, 10.00%, 02/15/09	488,813

	Energy Services—0.3%
1,360,000	Verasun Energy Corp., 9.88%, 12/15/12	1,428,000

	Environmental Waste Management and Recycling Services—0.6%
1,150,000	Allied Waste North America, Inc., 7.25%, 03/15/15	1,147,125
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,854,000

		3,001,125

	Equipment Rental and Leasing—0.4%
1,730,000	United Rentals North America, Inc., 6.50%, 02/15/12	1,678,100
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Equipment Rental and Leasing (continued)
$365,000	United Rentals North America, Inc., 7.75%, 11/15/13	$361,350

		2,039,450

	Financial Services—6.2%
2,050,000	Alamosa Delaware, Inc., 11.00%, 07/31/10	2,249,875
1,335,000	BCP US Crystal Holdings Corp., 9.63%, 06/15/14	1,455,150
315,000	E*TRADE Financial Corp., 8.00%, 06/15/11	327,600
1,765,000	Ford Motor Credit Company, 6.63%, 06/16/08	1,739,000
3,090,000	Ford Motor Credit Company, 7.38%, 10/28/09	3,004,889
1,465,000	Ford Motor Credit Company, 7.88%, 06/15/10	1,427,851
4,505,000	Ford Motor Credit Company, 9.88%, 08/10/11	4,666,278
5,220,000	Ford Motor Credit Company, Floating Rate, 8.47%, 11/02/07(2)	5,267,585
470,000	General Motors Acceptance Corp., 5.85%, 01/14/09	461,056
170,000	General Motors Acceptance Corp., 7.00%, 02/01/12	169,626
4,410,000	General Motors Acceptance Corp., 8.00%, 11/01/31	4,623,761
935,000	GMAC LLC, 5.13%, 05/09/08	916,581
2,380,000	Residential Capital Corp. - 144A, Floating Rate, 7.34%, 04/17/09(2)	2,392,362

		28,701,614

	Food and Beverage—2.7%
3,725,000	ASG Consolidated LLC/ASG Finance, Inc., zero coupon, 11/01/11(7)	3,259,375
2,475,000	Dean Foods Company, 7.00%, 06/01/16	2,487,375
2,000,000	Dole Foods Company, 8.63%, 05/01/09	1,965,000
1,415,000	Pierre Foods, Inc., 9.88%, 07/15/12	1,443,300
3,240,000	Pinnacle Foods Holding Corp., 8.25%, 12/01/13	3,260,250

		12,415,300

	Funeral Services—0.6%
1,090,000	Service Corp. International - 144A, 7.75%, 06/15/17	1,049,125
1,715,000	Service Corp. International - 144A, 7.63%, 10/01/18	1,734,294

		2,783,419

	Insurance—0.4%
2,045,000	Multiplan, Inc. - 144A, 10.38%, 04/15/16	2,065,450

	Leisure and Recreation—7.9%
2,365,000	AMC Entertainment, Inc., 9.88%, 02/01/12	2,441,863
820,000	AMC Entertainment, Inc., 11.00%, 02/01/16	897,900
270,000	AMC Entertainment, Inc., Floating Rate, 9.66%, 08/15/10(2)	280,125
181,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	172,005
3,025,000	GreekTown Holdings - 144A, 10.75%, 12/01/13	3,206,499
1,005,553	HRP Myrtle Beach Holdings/CA - 144A, 14.50%, 04/01/14(12)	1,055,831
945,000	HRP Myrtle Beach Operations - 144A, 12.50%, 04/01/13	946,181
1,730,000	HRP Myrtle Beach Operations - 144A, Floating Rate, 9.82%, 04/01/12(11)	1,734,325
1,870,000	Inn of The Mountain Gods, 12.00%, 11/15/10	1,968,175
1,410,000	Las Vegas Sands Corp., 6.38%, 02/15/15	1,330,688
890,000	Majestic Holdco LLC - 144A, zero coupon, 10/15/11(7)	654,150
1,500,000	MGM MIRAGE, 6.63%, 07/15/15	1,447,500
460,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	478,400
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	2,286,375
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Leisure and Recreation (continued)
$1,330,000	San Pasqual Casino - 144A, 8.00%, 09/15/13	$1,359,925
1,625,000	Six Flags, Inc., 9.63%, 06/01/14	1,454,375
455,000	Station Casinos, Inc., 6.00%, 04/01/12	441,350
495,000	Station Casinos, Inc., 7.75%, 08/15/16	516,038
695,000	The Majestic Star Casino LLC, 9.50%, 10/15/10	714,113
905,000	The Majestic Star Casino LLC / Majestic Star Casino Capital Corp. II, 9.75%, 01/15/11	885,769
5,965,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	5,733,855
1,550,000	Tunica-Biloxi Gaming Authority - 144A, 9.00%, 11/15/15	1,619,750
375,000	Turning Stone Resort Casino - 144A, 9.13%, 09/15/14	380,625
1,897,000	Waterford Gaming LLC - 144A, 8.63%, 09/15/12	2,015,563
2,585,000	Wynn Las Vegas LLC/Capital Corp., 6.63%, 12/01/14	2,520,374

		36,541,754

	Machinery—0.9%
2,075,000	Allis Chalmers Energy, Inc. - 144A, 9.00%, 01/15/14	2,090,562
830,000	Chart Industries, Inc. - 144A, 9.13%, 10/15/15	863,200
905,000	Stewart & Stevenson LLC - 144A, 10.00%, 07/15/14	920,838
305,000	The Manitowoc Company, Inc., 10.50%, 08/01/12	329,400

		4,204,000

	Manufacturing—1.4%
2,105,000	Amsted Industries, Inc. - 144A, 10.25%, 10/15/11	2,262,875
3,585,000	Dresser, Inc., 9.38%, 04/15/11	3,768,731
10,000	Koppers, Inc., 9.88%, 10/15/13	10,875
380,000	Nutro Products, Inc. - 144A, Floating Rate, 9.23%, 10/15/13(11)	392,825
305,000	Samsonite Corp., 8.88%, 06/01/11	321,013
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05(9)(13)	3,600

		6,759,919

	Medical Equipment, Supplies, and Services—4.4%
2,625,000	Accellent, Inc., 10.50%, 12/01/13	2,743,124
1,485,000	CDRV Investors, Inc., zero coupon, 01/01/15(7)	1,106,325
270,000	Concentra Operating Corp., 9.50%, 08/15/10	282,150
220,000	Concentra Operating Corp., 9.13%, 06/01/12	229,900
1,335,000	Encore Medical IHC, Inc., 9.75%, 10/01/12	1,475,175
205,000	HCA, Inc., 8.75%, 09/01/10	207,563
870,000	Inverness Medical Innovations, 8.75%, 02/15/12	861,300
910,000	National Mentor Holdings - 144A, 11.25%, 07/01/14	950,950
1,170,000	Norcross Safety Products LLC — Series B, 9.88%, 08/15/11	1,234,350
985,000	Res-Care, Inc., 7.75%, 10/15/13	987,463
2,192,207	Safety Products Holdings, Series B, 11.75%, 01/01/12(12)(14)	2,249,096
945,000	Triad Hospitals, Inc., 7.00%, 05/15/12	940,275
1,115,000	Triad Hospitals, Inc., 7.00%, 11/15/13	1,088,519
575,000	US Oncology Holdings, Inc., Floating Rate, 10.68%, 03/15/15(11)	589,375
1,570,000	US Oncology, Inc., 9.00%, 08/15/12	1,632,800
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,952,500
1,985,000	VWR International, Inc., 8.00%, 04/15/14	2,012,294

		20,543,159

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Metals and Mining—1.9%
$1,115,000	AK Steel Corp., 7.88%, 02/15/09	$1,116,394
920,000	FMG Finance Property, Ltd. - 144A (Australia), 10.63%, 09/01/16	887,800
1,349,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	1,521,368
1,063,000	Mueller Group, Inc., 10.00%, 05/01/12	1,159,999
831,000	Mueller Holdings (NA), Inc., zero coupon, 04/15/14(7)	735,435
1,580,000	Novelis, Inc. - 144A (Canada), 7.25%, 02/15/15	1,508,900
2,050,000	Rathgibson, Inc. - 144A, 11.25%, 02/15/14	2,121,750

		9,051,646

	Oil, Coal and Gas—4.2%
415,000	Alpha Natural Resources, 10.00%, 06/01/12	448,200
490,000	Clayton William Energy, 7.75%, 08/01/13	443,450
320,000	Copano Energy LLC, 8.13%, 03/01/16	325,600
1,895,000	Dynegy Holdings, Inc., 8.38%, 05/01/16	1,937,637
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	1,422,125
740,000	El Paso Corp., 9.63%, 05/15/12	823,250
160,000	El Paso Production Holding Company, 7.75%, 06/01/13	164,400
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	662,738
695,000	Giant Industries, Inc., 8.00%, 05/15/14	755,813
1,305,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	1,256,063
135,000	Inergy, LP/Inergy Finance Corp., 8.25%, 03/01/16	140,400
1,365,000	Kinder Morgan Finance (Canada), 5.35%, 01/05/11	1,328,806
380,000	Northwest Pipeline Corp., 8.13%, 03/01/10	397,100
575,000	Ocean Rig Norway AS - 144A (Norway), 8.38%, 07/01/13	612,375
525,000	Parker Drilling Company, 9.63%, 10/01/13	574,875
175,000	Petrobras International Finance (Cayman Islands), 7.75%, 09/15/14	194,513
2,715,000	Petrohawk Energy Corp. - 144A, 9.13%, 07/15/13	2,742,149
1,015,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	966,788
440,000	Ram Energy, Inc., 11.50%, 02/15/08	457,600
1,120,000	Semgroup LP - 144A, 8.75%, 11/15/15	1,135,400
290,000	SESI LLC - 144A, 6.88%, 06/01/14	288,550
2,360,000	United Refining Company, 10.50%, 08/15/12	2,489,799

		19,567,631

	Paper and Forest Products—1.6%
820,000	Abitibi Consolidated, Inc. (Canada), 6.95%, 04/01/08	817,950
1,665,000	Domtar, Inc. (Canada), 7.13%, 08/01/15	1,556,775
1,185,000	Georgia-Pacific Corp., 9.50%, 12/01/11	1,282,763
2,925,000	NewPage Corp., 10.00%, 05/01/12	3,034,687
665,000	NewPage Corp., Floating Rate, 11.74%, 05/01/12(2)	721,525

		7,413,700

	Printing and Publishing—3.5%
3,300,000	American Media Operations, Inc., Series B, 10.25%, 05/01/09	3,085,500
2,281,634	CanWest Media, Inc. (Canada), 8.00%, 09/15/12	2,264,522
410,000	CBD Media LLC/CBD Finance, Inc., 8.63%, 06/01/11	405,900
1,241,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	1,346,485
6,010,000	Houghton Mifflin Company, 9.88%, 02/01/13	6,385,625
1,500,000	Houghton Mifflin Company, zero coupon, 10/15/13(7)	1,316,250
475,000	MediaNews Group, Inc., 6.88%, 10/01/13	441,750
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Printing and Publishing (continued)
$1,000,000	Primedia, Inc., Floating Rate, 10.78%, 05/15/10(2)	$1,027,500

		16,273,532

	Real Estate Development and Services—0.2%
915,000	HydroChem Industrial Services, Inc. - 144A, 9.25%, 02/15/13	910,425

	Real Estate Investment Trusts—0.2%
350,000	FelCor Lodging LP, Floating Rate, 9.57%, 06/01/11(11)	357,875
485,000	Ventas Realty LP/Ventas Capital Corp., 7.13%, 06/01/15	501,369

		859,244

	Retail—5.3%
465,000	Bon-Ton Department Stores, Inc., 10.25%, 03/15/14	454,538
515,000	General Nutrition Centers, Inc., 8.63%, 01/15/11	529,163
4,540,000	GSC Holdings Corp., 8.00%, 10/01/12	4,698,899
4,090,000	GSC Holdings Corp., Floating Rate, 9.38%, 10/01/11(2)	4,274,049
3,400,000	Hanesbrands, Inc., 9.65%, 10/15/07	3,404,250
3,175,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	3,389,313
1,405,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	1,524,425
2,440,000	Rite Aid Corp., 8.13%, 05/01/10	2,458,300
4,190,000	Rite Aid Corp. - 144A, 6.13%, 12/15/08	4,121,912

		24,854,849

	Retail: Restaurants—0.5%
1,140,000	EPL Finance Corp. - 144A, 11.75%, 11/15/13	1,271,100
1,050,000	NPC International, Inc. - 144A, 9.50%, 05/01/14	1,039,500

		2,310,600

	Semiconductors—0.6%
2,045,000	Amkor Technology, Inc., 7.13%, 03/15/11	1,889,069
465,000	Amkor Technology, Inc., 7.75%, 05/15/13	428,381
635,000	Avago Technologies Finance Pte., Ltd. - 144A (Singapore), 10.13%, 12/01/13	676,275

		2,993,725

	Special Purpose Entity—7.5%
1,010,000	Altra Industrial Motion, 9.00%, 12/01/11	1,035,250
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,391,450
1,105,000	CCM Merger, Inc. - 144A, 8.00%, 08/01/13	1,066,325
1,200,000	Chukchansi Economic Development Authority - 144A, Floating Rate, 8.78%, 11/15/12(11)	1,242,000
450,000	CPI Holdco, Inc., Floating Rate, 11.30%, 02/01/15(11)	468,000
1,381,000	Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp. — Series B, zero coupon, 10/01/14(7)	1,127,241
2,025,000	Digicel, Ltd. - 144A (Bermuda), 9.25%, 09/01/12	2,111,063
2,240,000	Galaxy Entertainment Finance - 144A (British Virgin Islands), 9.88%, 12/15/12	2,354,800
1,000,000	Galaxy Entertainment Finance - 144A (British Virgin Islands), Floating Rate, 10.42%, 12/15/10(11)	1,050,000
535,000	Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 07/15/14	548,375
2,280,000	Marquee Holdings, Inc., zero coupon, 08/15/14(7)	1,755,600
2,625,000	MDP Acquisitions PLC (Ireland), 9.63%, 10/01/12	2,782,500
1,880,000	Rainbow National Services LLC - 144A, 8.75%, 09/01/12	2,021,000
See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Special Purpose Entity (continued)
$2,670,000	Rainbow National Services LLC - 144A, 10.38%, 09/01/14	$3,030,450
4,325,000	UGS Corp., 10.00%, 06/01/12	4,692,624
2,915,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	3,155,488
3,340,000	Universal City Florida, Floating Rate, 10.24%, 05/01/10(2)	3,448,549

		34,280,715

	Telecommunications Equipment and Services—6.7%
345,000	Airgate PCS, Inc., Floating Rate, 9.26%, 10/15/11(2)	354,488
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,558,550
755,000	General Cable Corp., 9.50%, 11/15/10	811,625
3,600,000	Intelsat Bermuda, Ltd. - 144A (Bermuda), 9.25%, 06/15/16	3,802,499
5,000,000	Intelsat Bermuda, Ltd. (Bermuda), 5.25%, 11/01/08	4,824,999
2,520,000	Intelsat Subsidiary Holding Company, Ltd. (Bermuda), Floating Rate, 10.48%, 01/15/12(11)	2,567,250
1,000,000	IWO Holdings, Inc., 14.00%, 01/15/11(9)(14)	—
185,000	IWO Holdings, Inc., Floating Rate, 9.26%, 01/15/12(2)	191,013
1,195,000	LCI International, Inc., 7.25%, 06/15/07	1,203,963
1,790,000	NTL Cable PLC (United Kingdom), 8.75%, 04/15/14	1,866,075
460,000	Qwest Capital Funding, Inc., 7.00%, 08/03/09	464,600
290,000	Qwest Communications International, Series B, 7.50%, 11/01/08	295,800
1,745,000	Qwest Communications International, Series B, 7.50%, 02/15/14	1,758,088
515,000	Qwest Corp., 7.88%, 09/01/11	543,325
470,000	Qwest Corp., 7.63%, 06/15/15	489,975
110,000	Qwest Corp., 7.20%, 11/10/26	106,150
2,430,000	Qwest Corp., Floating Rate, 8.64%, 06/15/13(2)	2,612,250
140,000	Rogers Wireless, Inc. (Canada), 8.00%, 12/15/12	149,450
1,065,000	Rogers Wireless, Inc. (Canada), Floating Rate, 8.52%, 12/15/10(2)	1,086,300
450,000	Telemig Celular Participacoes SA/Amazonia Cel - 144A (Brazil), 8.75%, 01/20/09	473,625
1,590,000	Ubiquitel Operating Company, 9.88%, 03/01/11	1,733,100
1,360,000	Windstream Corp. - 144A, 8.13%, 08/01/13	1,450,100
2,720,000	Windstream Corp. - 144A, 8.63%, 08/01/16	2,923,999

		31,267,224

	Transportation—1.2%
497,000	H-Lines Finance Holding, zero coupon, 04/01/13(7)	439,845
1,277,000	Horizon Lines LLC, 9.00%, 11/01/12	1,321,695
705,000	Kansas City Southern, 9.50%, 10/01/08	736,725
2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,476,125
610,000	TFM, SA de CV (Mexico), 12.50%, 06/15/12	674,050

		5,648,440

	Utilities—1.8%
400,000	AES Corp. - 144A, 8.75%, 05/15/13	431,000
310,000	AES Corp. - 144A, 9.00%, 05/15/15	335,575
466,190	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	513,101
2,750,000	Mission Energy Holding Company, 13.50%, 07/15/08	3,083,437
660,000	NRG Energy, Inc., 7.25%, 02/01/14	656,700
995,000	NRG Energy, Inc., 7.38%, 02/01/16	991,269
2,015,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	2,292,062

		8,303,144

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Total Corporate Bonds and Notes (Cost $403,635,740)	$409,661,077

	Loan Participations—4.3%
$2,010,000	BLB Worldwide Holdings, 9.70%, 06/30/12	2,031,356
6,700,000	Georgia-Pacific Corp., 8.39%, 12/23/13	6,769,794
3,260,000	Hit Entertainment, Inc., Tranche LN227528, 10.83%, 02/05/13	3,290,563
1,150,000	Masonite International Corp., 11.00%, 10/06/06	1,086,750
7,000,000	Nielsen Finance LLC, 8.19%, 08/09/13	6,984,446

	Total Loan Participations (Cost $20,149,278)	20,162,909

Shares
	Common Stocks—0.4%
	Food and Beverage—0.0%
81	New World Restaurant Group, Inc.*	365

	Leisure and Recreation—0.4%
970	HRP — Class B*(14)	10
1,100	Shreveport Gaming Holdings, Inc.*(14)	19,635
104,876	Trump Entertainment Resorts, Inc.*	1,778,696

		1,798,341

	Utilities—0.0%
550,000	Mirant Corp. (Escrow Certificates)*	8,250
1,220,000	Mirant Corp. (Escrow Certificates)*	18,300

		26,550

	Total Common Stocks (Cost $1,393,680)	1,825,256

	Convertible Preferred Stocks—1.0%
	Oil, Coal and Gas—0.5%
5,273	Chesapeake Energy Corp. - 144A, 5.00%	543,778
21,865	Chesapeake Energy Corp., 4.50%	2,033,445

		2,577,223

	Telecommunications Equipment and Services—0.5%
38,375	Crown Castle International Corp., 6.25%	2,153,797

	Total Convertible Preferred Stocks (Cost $4,427,021)	4,731,020

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Warrants—0.1%
1,125	American Tower Corp., Expires 08/01/08*	$579,423
1,000	IPCS, Inc. - 144A, Expires 07/15/10*(14)	—
1,000	IWO Holdings, Inc., Expires 01/15/11*(14)	—
1,000	ONO Finance PLC (United Kingdom), Expires 03/16/11*(14)	69,000
250	Ubiquitel, Inc. - 144A, Expires 04/15/10*(14)	—

	Total Warrants (Cost $75,402)	648,423

Principal
	Convertible Bonds—0.5%
	Aerospace and Defense—0.3%
$1,305,000	L-3 Communications Corp. - 144A, 3.00%, 08/01/35	1,334,363

	Broadcast Services/Media—0.2%
1,000,000	XM Satellite Radio Holdings, Inc., 1.75%, 12/01/09	807,500

	Total Convertible Bonds (Cost $2,285,790)	2,141,863

	Total Securities (Cost $431,966,911)	439,170,548

	Repurchase Agreements—5.8%
26,958,812	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $26,969,506 (Collateralized by various Fannie Mae adjustable rate mortgages, 4.26%-4.80%, due 05/01/34-09/01/35, with a total value of $28,306,753) (Cost $26,958,812)	26,958,812

	Total Investments — 99.9% (Cost $458,925,723)	466,129,360

	Other assets less liabilities — 0.1%	243,242

	Net Assets — 100.0%	$466,372,602

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $458,925,723.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$11,068,115
Gross unrealized depreciation	(3,864,478)

Net unrealized appreciation	$7,203,637

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks - 59.3%
	Aerospace and Defense - 1.9%
20,950	Lockheed Martin Corp.	$1,802,957
26,471	Northrop Grumman Corp.	1,801,881
36,650	Raytheon Company	1,759,567
25,300	The Boeing Company	1,994,904

		7,359,309

	Agriculture - 0.5%
39,200	Monsanto Company	1,842,792

	Automobile: Retail - 0.4%
69,100	AutoNation, Inc.*(8)	1,444,190

	Automobiles/Motor Vehicles and Automotive Equipment - 0.2%
12,400	Autoliv, Inc.	683,364

	Banks - 4.0%
99,312	Bank of America Corp.	5,320,144
11,600	Golden West Financial Corp.	896,100
16,500	Hudson City Bancorp, Inc.	218,625
8,000	North Fork Bancorp, Inc.	229,120
19,700	UnionBanCal Corp.	1,199,730
74,682	US Bancorp	2,480,936
50,853	Wachovia Corp.(8)	2,837,597
60,100	Wells Fargo & Company	2,174,418

		15,356,670

	Broadcast Services/Media - 3.1%
57,650	CBS Corp. — Class B	1,624,001
50,600	Clear Channel Communications, Inc.	1,459,810
28,800	Comcast Corp. — Class A*(8)	1,061,280
7,230	Liberty Media Holding Corp. — Capital — Series A*	604,211
30,300	The McGraw-Hill Companies, Inc.	1,758,309
83,200	The Walt Disney Company	2,571,712
154,190	Time Warner, Inc.	2,810,883

		11,890,206

	Business Services and Supplies - 0.9%
9,000	CSG Systems International, Inc.*	237,870
8,200	Fair Isaac Corp.	299,874
44,100	First Data Corp.	1,852,200
19,000	Moody’s Corp.	1,242,220

		3,632,164

	Chemicals - 0.5%
8,500	Air Products and Chemicals, Inc.	564,145
18,400	Ashland, Inc.	1,173,552

		1,737,697

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Computer Equipment, Software and Services—3.6%
37,600	Cadence Design Systems, Inc.*	$637,696
30,400	Computer Sciences Corp.*	1,493,248
16,500	Electronic Data Systems Corp.	404,580
88,887	Hewlett-Packard Company	3,261,264
18,350	International Business Machines Corp.	1,503,599
16,100	Intuit, Inc.*	516,649
3,800	Lexmark International, Inc. — Class A*	219,108
154,050	Microsoft Corp.	4,210,187
12,600	Oracle Corp.*	223,524
9,300	Red Hat, Inc.*(8)	196,044
54,600	Sun Microsystems, Inc.*	271,362
58,900	Western Digital Corp.*	1,066,090

		14,003,351

	Consumer Goods and Services—3.1%
37,950	Altria Group, Inc.	2,905,073
17,600	American Greetings Corp. — Class A	406,912
30,750	Colgate-Palmolive Company	1,909,575
82,298	Procter & Gamble Company	5,100,830
9,200	Reynolds American, Inc.(8)	570,124
3,100	United Parcel Service, Inc. — Class B	223,014
15,500	UST, Inc.(8)	849,865

		11,965,393

	Distribution—0.1%
8,200	Tech Data Corp.*	299,546

	Diversified Operations and Services—1.9%
208,500	General Electric Company	7,360,050

	Electronics—0.8%
12,500	Arrow Electronics, Inc.*	342,875
23,700	Emerson Electric Company	1,987,482
21,800	Synopsys, Inc.*	429,896
7,400	Tektronix, Inc.	214,082

		2,974,335

	Financial Services—4.6%
920	Ameriprise Financial, Inc.	43,148
4,700	Capital One Financial Corp.(8)	369,702
83,599	Citigroup, Inc.	4,152,362
47,900	Countrywide Financial Corp.	1,678,416
30,000	E*TRADE Financial Corp.*	717,600
91,000	JPMorgan Chase & Company	4,273,360
34,300	Merrill Lynch & Company, Inc.(8)	2,682,946
39,100	Morgan Stanley	2,850,781
4,900	T Rowe Price Group, Inc.	234,465
25,750	Washington Mutual, Inc.	1,119,353

		18,122,133

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Food and Beverage — 1.7%
47,550	Archer-Daniels-Midland Company	$1,801,194
26,900	General Mills, Inc.	1,522,540
9,700	PepsiAmericas, Inc.	206,998
10,800	PepsiCo, Inc.	704,808
23,050	The Coca-Cola Company	1,029,874
70,100	Tyson Foods, Inc. — Class A(8)	1,113,188

		6,378,602

	Insurance — 3.9%
16,100	Ambac Financial Group, Inc.	1,332,275
28,603	American International Group, Inc.	1,895,235
4,100	CIGNA Corp.	476,912
46,900	Genworth Financial, Inc. — Class A	1,641,969
44,100	Loews Corp.	1,671,390
24,602	MBIA, Inc.	1,511,547
38,600	MetLife, Inc.	2,187,848
14,400	Principal Financial Group, Inc.	781,632
14,800	Radian Group, Inc.	888,000
35,100	The St. Paul Travelers Companies, Inc.	1,645,839
28,400	WR Berkley Corp.	1,005,076

		15,037,723

	Internet Services — 1.6%
174,150	Cisco Systems, Inc.*	4,005,450
5,200	Google, Inc. — Class A*	2,089,880

		6,095,330

	Leisure and Recreation — 0.7%
22,700	Carnival Corp. (Panama)	1,067,581
9,700	Choice Hotels International, Inc.	396,730
30,900	Marriott International, Inc. — Class A	1,193,976

		2,658,287

	Machinery — 0.4%
24,000	Caterpillar, Inc.	1,579,200

	Manufacturing — 0.4%
20,400	Illinois Tool Works, Inc.	915,960
7,400	SPX Corp.	395,456
9,200	Tyco International, Ltd. (Bermuda)	257,508

		1,568,924

	Medical Equipment, Supplies, and Services — 2.8%
6,400	Cardinal Health, Inc.	420,736
23,100	Humana, Inc.*	1,526,679
76,650	Johnson & Johnson	4,977,651
30,800	McKesson Corp.	1,623,776
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)
48,450	Medtronic, Inc.(8)	$2,250,018

		10,798,860

	Metals and Mining — 0.4%
4,300	Newmont Mining Corp.	183,825
29,100	Nucor Corp.	1,440,159

		1,623,984

	Office Equipment, Supplies, and Services — 0.1%
26,300	Xerox Corp.*	409,228

	Oil, Coal and Gas — 5.6%
8,700	Anadarko Petroleum Corp.	381,321
26,814	Apache Corp.	1,694,645
22,900	ChevronTexaco Corp.	1,485,294
44,662	ConocoPhillips	2,658,728
30,250	Devon Energy Corp.	1,910,288
22,400	EOG Resources, Inc.	1,457,120
104,250	Exxon Mobil Corp.	6,995,174
15,900	Marathon Oil Corp.	1,222,710
7,000	Pioneer Natural Resources Company	273,840
41,200	Schlumberger, Ltd. (The Netherlands)	2,555,636
9,300	Sunoco, Inc.	578,367
14,700	XTO Energy, Inc.	619,311

		21,832,434

	Pharmaceuticals/Research and Development — 4.7%
34,700	Abbott Laboratories	1,685,032
33,200	AmerisourceBergen Corp.	1,500,640
41,334	Amgen, Inc.*	2,956,621
15,700	Biogen Idec, Inc.*	701,476
17,900	Express Scripts, Inc.*	1,351,271
10,800	Forest Laboratories, Inc.*	546,588
37,400	King Pharmaceuticals, Inc.*	636,922
65,600	Merck & Company, Inc.	2,748,640
185,960	Pfizer, Inc.	5,273,826
9,700	Wyeth	493,148

		17,894,164

	Real Estate Investment Trusts — 0.6%
4,700	New Century Financial Corp.(8)	184,757
28,200	ProLogis	1,609,092
5,000	Public Storage, Inc.	429,950

		2,223,799

	Retail — 1.7%
49,400	Circuit City Stores, Inc.	1,240,434
14,800	Costco Wholesale Corp.(8)	735,264
41,700	Dillard’s, Inc. — Class A(8)	1,364,841
37,000	Office Depot, Inc.*	1,468,901
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Retail (continued)
6,072	The Home Depot, Inc.	$220,231
12,900	Walgreen Company	572,631
18,870	Wal-Mart Stores, Inc.	930,668

		6,532,970

	Retail: Restaurants — 0.8%
35,450	Darden Restaurants, Inc.	1,505,562
32,100	Starbucks Corp.*(8)	1,093,005
7,900	YUM! Brands, Inc.	411,195

		3,009,762

	Retail: Supermarkets — 0.4%
52,300	Safeway, Inc.	1,587,305

	Scientific and Technical Instruments—0.7%
45,600	Agilent Technologies, Inc.*	1,490,664
30,500	Applera Corp.-Applied Biosystems Group	1,009,855

		2,500,519

	Semiconductors — 1.7%
8,600	Advanced Micro Devices, Inc.*	213,710
43,239	Freescale Semiconductor, Inc. — Class B*	1,643,514
39,750	Intel Corp.	817,658
90,800	Micron Technology, Inc.*	1,579,920
71,050	Texas Instruments, Inc.	2,362,412

		6,617,214

	Telecommunications Equipment and Services — 2.7%
114,700	AT&T, Inc.(8)	3,734,631
8,900	BellSouth Corp.	380,475
36,250	CenturyTel, Inc.	1,438,038
15,207	Embarq Corp.	735,563
34,550	Motorola, Inc.(8)	863,750
11,800	Polycom, Inc.*	289,454
57,750	Sprint Nextel Corp.	990,413
47,700	Verizon Communications, Inc.	1,771,101

		10,203,425

	Transportation — 1.1%
24,000	Burlington Northern Santa Fe Corp.	1,762,560
47,000	CSX Corp.	1,543,010
9,950	Norfolk Southern Corp.	438,298
3,300	Union Pacific Corp.	290,400

		4,034,268

	Utilities — 1.7%
6,600	American Electric Power Company, Inc.	240,042
4,900	Consolidated Edison, Inc.	226,380
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
9,200	Duke Energy Corp.	$277,840
37,700	Edison International	1,569,828
4,250	Entergy Corp.	332,478
5,700	FirstEnergy Corp.	318,402
39,450	PG&E Corp.	1,643,093
31,300	TXU Corp.	1,956,875

		6,564,938

	Total Common Stocks
	(Cost $200,132,048)	227,822,136

	Convertible Preferred Stocks — 0.1%
	Automobiles/Motor Vehicles and Automotive Equipment
20,200	General Motors Corp., Series A, 4.50% (Cost $472,230)	499,748

	Warrants — 0.0%
789	Raytheon Company, Expires 06/16/11 (Cost $0)	11,259

Principal
	US Treasury Securities — 7.4%
	US Treasury Bonds — 1.0%
$500,000	8.00%, 11/15/21(8)	669,063
3,368,000	4.50%, 02/15/36(8)	3,228,281

		3,897,344

	US Treasury Inflation Index — 0.8%
768,795	2.38%, 04/15/11	769,847
927,020	1.63%, 01/15/15	882,045
261,503	1.88%, 07/15/15	253,290
440,793	2.00%, 01/15/16	430,806
313,020	2.38%, 01/15/25	318,156
184,518	2.00%, 01/15/26	177,022
272,281	3.88%, 04/15/29	351,902

		3,183,068

	US Treasury Notes — 5.2%
5,000,000	3.00%, 12/31/06	4,975,980
1,185,000	3.38%, 02/28/07	1,177,455
730,000	3.00%, 02/15/08	712,919
865,000	3.38%, 02/15/08(8)	848,951
1,060,000	3.75%, 05/15/08(8)	1,043,811
1,800,000	3.88%, 09/15/10	1,754,509
6,350,000	4.25%, 01/15/11(8)	6,265,418
380,000	4.50%, 02/28/11(8)	378,694
830,000	4.25%, 08/15/13(8)	812,752
50,000	4.25%, 11/15/14	48,777
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Treasury Securities (continued)
	US Treasury Notes (continued)
$850,000	4.13%, 05/15/15(8)	$820,549
390,000	4.50%, 11/15/15	386,344
570,000	4.50%, 02/15/16	564,456

		19,790,615

	US Treasury Strips - 0.4%
3,270,000	Zero coupon, 11/15/24	1,360,209

	Total US Treasury Securities
	(Cost $28,020,144)	28,231,236

	US Government Agency Securities - 20.5%
	Asset Backed: Mortgage and Home Equity—0.7%
600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10	621,762
240,069	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	241,834
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	747,860
492,316	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	484,668
620,306	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34	619,964

		2,716,088

	Fannie Mae - 15.8%
550,000	5.00%, 09/15/08	550,426
149,336	PL# 535675, 7.00%, 01/01/16	153,312
960	PL# 549906, 7.50%, 09/01/30	994
2,782	PL# 552549, 7.50%, 09/01/30	2,881
593	PL# 558384, 7.50%, 01/01/31	614
2,501	PL# 568677, 7.50%, 01/01/31	2,590
896	PL# 572762, 7.50%, 03/01/31	928
16,009	PL# 582178, 7.50%, 06/01/31	16,569
13,289	PL# 594316, 6.50%, 07/01/31	13,592
2,571	PL# 602859, 6.50%, 10/01/31	2,629
15,042	PL# 614924, 7.00%, 12/01/16	15,440
1,236,752	PL# 735809, Variable Rate, 4.48%, 08/01/35(1)	1,224,978
90,039	PL# 745000, 6.00%, 10/01/35	90,505
58,161	PL# 779545, 6.00%, 06/01/34	58,536
45,026	PL# 785183, 6.00%, 07/01/34	45,317
355,355	PL# 787311, 6.00%, 06/01/34	357,650
2,889,812	PL# 790915, 6.00%, 09/01/34	2,908,475
1,783,018	PL# 792113, 6.00%, 09/01/34	1,794,534
62,143	PL# 793193, 5.50%, 07/01/19	62,213
395,613	PL# 793693, 6.00%, 08/01/34	398,168
118,804	PL# 801516, Variable Rate, 4.72%, 08/01/34(1)	117,806
503,937	PL# 810896, Variable Rate, 4.85%, 01/01/35(1)	497,023
1,073,699	PL# 835136, 6.00%, 09/01/35	1,079,259
1,409,104	PL# 844183, 6.00%, 11/01/35	1,416,401
800,000	PL# 893681, 6.00%, 10/01/36	803,940
1,600,000	PL# 893923, 6.00%, 10/01/36	1,607,879
1,900,000	PL# 894005, 6.00%, 10/01/36	1,909,357
1,100,000	TBA, 5.00%, 10/01/21	1,081,093
1,300,000	TBA, 5.50%, 10/01/21	1,299,594
7,450,000	TBA, 5.00%, 10/01/36	7,161,313
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	US Government Agency Securities (continued)
	Fannie Mae (continued)
$11,100,000	TBA, 5.50%, 10/01/36	$10,936,963
20,350,000	TBA, 6.00%, 10/01/36	20,445,400
5,000,000	TBA, 5.00%, 11/01/36	4,804,690

		60,861,069

	Federal Agricultural Mortgage Corp. — 0.1%
220,000	4.25%, 07/29/08	217,149

	Federal Home Loan Bank — 0.5%
1,790,000	5.50%, 07/15/36	1,888,989

	Freddie Mac - 0.8%
1,060,000	4.38%, 11/16/07	1,051,911
1,460,000	4.75%, 01/18/11	1,452,564
430,000	5.63%, 11/23/35	421,898

		2,926,373

	Freddie Mac Gold — 0.5%
900,000	TBA, 5.00%, 10/01/21	884,250
1,000,000	TBA, 5.00%, 10/01/36	961,875

		1,846,125

	Government National Mortgage Association — 2.0%
4,862	PL# 461836, 7.00%, 01/15/28	5,024
1,524	PL# 596647, 7.00%, 09/15/32	1,575
246,090	PL# 604404, 5.00%, 06/15/33	239,636
770,744	PL# 604845, 5.00%, 12/15/33	750,532
880,541	PL# 608280, 5.00%, 09/15/33	857,449
857,815	PL# 615892, 5.00%, 08/15/33	835,319
899,380	PL# 616832, 5.00%, 01/15/35	874,274
826,224	PL# 620521, 5.00%, 08/15/33	804,556
837,163	PL# 637934, 5.00%, 01/15/35	813,793
890,540	PL# 639093, 5.00%, 01/15/35	865,680
486,357	PL# 639865, 5.00%, 06/15/35	472,781
115,278	PL# 781881, 5.00%, 03/15/35	112,103
1,390,000	TBA, 5.00%, 10/01/36	1,350,470

		7,983,192

	Resolution Funding Strips — 0.1%
250,000	Zero coupon, 07/15/18	140,708
250,000	Zero coupon, 10/15/18	138,840

		279,548

	Total US Government Agency Securities
	(Cost $78,642,546)	78,718,533

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes — 20.5%
	Advertising — 0.0%
$40,000	Lamar Media Corp., 7.25%, 01/01/13	$40,450
60,000	Lamar Media Corp. - 144A, 6.63%, 08/15/15	57,825

		98,275

	Aerospace and Defense — 0.0%
25,000	DRS Technologies, Inc., 6.63%, 02/01/16	24,688

	Automobile: Rental — 0.0%
35,000	Hertz Corp. - 144A, 8.88%, 01/01/14	36,838

	Automobiles/Motor Vehicles and Automotive Equipment — 0.4%
45,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	43,960
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11	300,685
580,000	Ford Motor Company, 7.45%, 07/16/31(8)	450,950
970,000	General Motors Corp., 8.25%, 07/15/23(8)	845,112
50,000	Visteon Corp., 8.25%, 08/01/10(8)	49,000

		1,689,707

	Banks — 1.3%
450,000	Bank of America Corp., 5.38%, 08/15/11(4)	454,415
325,000	Deutsche Bank AG New York, Series YCD, Variable Rate, 3.84%, 03/15/07(1)	325,051
270,000	First Union National Bank, Series BKNT, 5.80%, 12/01/08	274,101
160,000	Glitnir Banki HF - 144A (Iceland), 6.33%, 07/28/11	163,476
380,000	Glitnir Banki HF - 144A (Iceland), Variable Rate, 6.69%, 06/15/16(1)	388,976
130,000	Kaupthing Bank - 144A (Iceland), 7.13%, 05/19/16	136,892
600,000	Kaupthing Bank - 144A (Iceland), Floating Rate, 6.19%, 04/12/11(2)	600,797
510,000	Landisbanki Islands HF - 144A (Iceland), 6.10%, 08/25/11	515,880
20,000	Rabobank Capital Funding Trust II - 144A, Variable Rate, 5.26%, perpetual (1)	19,602
40,000	Rabobank Capital Funding Trust III - 144A, Variable Rate, 5.25%, perpetual (1)	38,684
300,000	Shinsei Financial, Ltd. - 144A, (Cayman Islands), Variable Rate, 6.42%, 07/20/49(1)	298,483
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	210,915
220,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	220,811
540,000	Wachovia Corp., 5.25%, 08/01/14	534,893
490,000	Wells Fargo & Company, 5.30%, 08/26/11	493,799

		4,676,775

	Broadcast Services/Media — 0.7%
20,000	Clear Channel Communications, Inc., 4.63%, 01/15/08(4)	19,748
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09	96,702
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14(4)	158,193
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15(4)	53,093
150,000	Comcast Cable Communications, 8.88%, 05/01/17(4)	181,581
240,000	Comcast Corp., 6.50%, 01/15/15(4)	250,929
20,000	Comcast Corp., 6.50%, 01/15/17(4)	20,916
180,000	Cox Communications, Inc., 3.88%, 10/01/08	174,538
40,000	CSC Holdings, Inc., 7.88%, 02/15/18	41,700
15,000	CSC Holdings, Inc., 7.63%, 07/15/18	15,431
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	10,313
70,000	DIRECTV Holdings LLC/DIRECTV Financing Company, Inc., 8.38%, 03/15/13	72,888
30,000	Echostar DBS Corp. - 144A, 7.00%, 10/01/13	29,348
90,000	Echostar DBS Corp. - 144A, 7.13%, 02/01/16	87,413
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)
$75,000	Kabel Deutschland GMBH - 144A (Germany), 10.63%, 07/01/14	$80,813
280,000	Liberty Media Corp., 7.88%, 07/15/09	294,536
10,000	Liberty Media Corp., 5.70%, 05/15/13	9,486
35,000	News America, Inc., 6.20%, 12/15/34	33,538
30,000	Quebecor Media, Inc., (Canada), 7.75%, 03/15/16	30,188
10,000	Rogers Cable, Inc. (Canada), 5.50%, 03/15/14	9,450
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	35,525
10,000	Sinclair Broadcast Group, 8.00%, 03/15/12	10,188
110,000	Time Warner Entertainment, 8.38%, 07/15/33	130,115
350,000	Time Warner, Inc., 6.88%, 05/01/12	370,514
315,000	Time Warner, Inc., 7.70%, 05/01/32	352,813
180,000	Viacom, Inc. - 144A, 5.75%, 04/30/11	179,819

		2,749,778

	Chemicals — 0.0%
30,000	Georgia Gulf Corp. - 144A, 9.50%, 10/15/14	29,888
40,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	42,850
30,000	Lyondell Chemical Company, 8.00%, 09/15/14	30,525
15,000	Lyondell Chemical Company, 8.25%, 09/15/16	15,300
6,000	Rhodia SA (France), 10.25%, 06/01/10	6,750
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	25,785

		151,098

	Computer Equipment, Software and Services — 0.0%
20,000	Electronic Data Systems, 7.13%, 10/15/09	20,933
40,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	41,600

		62,533

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	57,931

	Consumer Goods and Services — 0.1%
400,000	Altria Group, Inc., 7.00%, 11/04/13	436,743

	Environmental Waste Management and Recycling Services — 0.1%
160,000	Waste Management, Inc., 6.50%, 11/15/08	163,911
270,000	Waste Management, Inc., 6.38%, 11/15/12	282,406

		446,317

	Equipment Rental and Leasing — 0.1%
210,000	International Lease Finance Corp. E-Capital Trust I - 144A, Variable Rate, 5.90%, 12/21/65(1)	211,736
40,000	International Lease Finance Corp. E-Capital Trust II - 144A, Variable Rate, 6.25%, 12/21/65(1)(8)	40,056

		251,792

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Financial Services — 2.9%
$200,000	Aiful Corp. - 144A (Japan), 5.00%, 08/10/10	$194,642
560,000	Citigroup, Inc., 5.10%, 09/29/11(4)	556,920
760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10	739,482
280,000	Countrywide Home Loans, Series MTNB, Floating Rate, 5.56%, 02/27/08(2)	280,338
100,000	Credit Suisse (USA), Inc., 5.50%, 08/16/11	101,003
10,000	E*TRADE Financial Corp., 7.38%, 09/15/13	10,275
2,645,000	Ford Motor Credit Company, 5.80%, 01/12/09	2,519,388
220,000	Ford Motor Credit Company, 7.38%, 10/28/09	213,940
129,000	Ford Motor Credit Company - 144A, Floating Rate, 10.64%, 06/15/11(2)	134,942
210,000	General Electric Capital Corp., Series MTNA, 4.25%, 01/15/08	207,725
300,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	292,827
800,000	General Motors Acceptance Corp., 6.13%, 08/28/07	799,034
1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09	1,108,497
110,000	General Motors Acceptance Corp., Series GM, 6.31%, 11/30/07	108,810
120,000	General Motors Acceptance Corp., Series MTN, 4.38%, 12/10/07	117,186
160,000	General Motors Acceptance Corp., Series MTN, Floating Rate, 6.54%, 09/23/08(2)	159,068
80,000	GMAC LLC, 5.13%, 05/09/08	78,424
560,000	HSBC Finance Corp., 4.63%, 01/15/08	556,313
490,000	JPMorgan Chase & Company, 5.13%, 09/15/14	481,262
290,000	JPMorgan Chase & Company, 5.15%, 10/01/15	283,375
810,000	Lehman Brothers E-Capital Trust I, Floating Rate, 6.17%, 08/19/65(2)	817,697
290,000	Lehman Brothers Holdings, Inc., 4.00%, 01/22/08	285,466
180,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	175,217
70,000	Morgan Stanley, 3.63%, 04/01/08	68,403
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	263,666
170,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	166,251
120,000	The Goldman Sachs Group, Inc., 5.00%, 01/15/11(8)	118,783

		10,838,934

	Food and Beverage — 0.1%
320,000	Anheuser-Busch Companies, Inc., 4.95%, 01/15/14	314,969
130,000	Kraft Foods, Inc., 5.63%, 11/01/11	131,489

		446,458

	Funeral Services — 0.0%
15,000	Service Corp. International - 144A, 7.38%, 10/01/14	15,169
10,000	Service Corp. International - 144A, 8.00%, 06/15/17	9,625
25,000	Service Corp. International - 144A, 7.63%, 10/01/18	25,281

		50,075

	Insurance — 0.0%
40,000	ASIF Global Financing XIX - 144A, 4.90%, 01/17/13	39,142

	Leisure and Recreation — 0.1%
20,000	AMC Entertainment, Inc., 11.00%, 02/01/16(8)	21,900
25,000	Boyd Gaming Corp., 6.75%, 04/15/14	24,563
80,000	Boyd Gaming Corp., 7.13%, 02/01/16	77,799
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	31,575
25,000	MGM MIRAGE, 6.00%, 10/01/09	24,813
50,000	MGM MIRAGE, 8.50%, 09/15/10	53,438
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Leisure and Recreation (continued)
$40,000	MGM MIRAGE, 6.63%, 07/15/15	$38,600
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	14,738
30,000	Station Casinos, Inc., 7.75%, 08/15/16	31,275
10,000	Station Casinos, Inc., 6.63%, 03/15/18	9,075
60,000	Station Casinos, Inc. - 144A, 6.88%, 03/01/16	56,549

		384,325

	Machinery — 0.0%
40,000	Terex Corp., 7.38%, 01/15/14	40,400

	Manufacturing — 0.2%
270,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	283,342
530,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	549,251

		832,593

	Medical Equipment, Supplies, and Services — 0.1%
30,000	DaVita, Inc., 7.25%, 03/15/15	29,625
10,000	Fresenius Medical Care Capital Trust II, 7.88%, 02/01/08	10,175
40,000	HCA, Inc., 5.50%, 12/01/09	40,150
11,000	HCA, Inc., 6.30%, 10/01/12	9,336
130,000	HCA, Inc., 6.25%, 02/15/13	108,875
160,000	HCA, Inc., 6.75%, 07/15/13	135,800
40,000	HCA, Inc., 5.75%, 03/15/14	31,500
66,000	HCA, Inc., 6.50%, 02/15/16	53,130
60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	53,025
30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	26,363

		497,979

	Office Equipment, Supplies, and Services — 0.0%
50,000	Xerox Corp., 6.75%, 02/01/17	51,000

	Oil, Coal and Gas — 1.6%
250,000	Amerada Hess Corp., 7.30%, 08/15/31	282,364
30,000	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	29,700
210,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31	240,840
40,000	Anadarko Petroleum Corp., 6.45%, 09/15/36	40,994
330,000	Apache Finance Canada (Canada), 4.38%, 05/15/15	306,174
45,000	Chesapeake Energy Corp., 7.75%, 01/15/15	46,125
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,800
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	18,650
340,000	ChevronTexaco Capital Company (Canada), 3.50%, 09/17/07	334,796
390,000	Conoco, Inc., 6.95%, 04/15/29(4)	451,134
110,000	Devon Energy Corp., 7.95%, 04/15/32	136,246
200,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	206,000
130,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	133,900
330,000	El Paso Natural Gas, 8.38%, 06/15/32	379,435
920,000	Kerr-McGee Corp., 7.88%, 09/15/31	1,116,766
50,000	Kinder Morgan Energy Partners, LP, 6.30%, 02/01/09	50,831
240,000	Kinder Morgan Energy Partners, LP, 6.75%, 03/15/11	250,292
310,000	Pemex Project Funding Master Trust, 7.38%, 12/15/14	335,885
220,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	219,300
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)
$45,000	Pogo Producing Company, 6.88%, 10/01/17	$43,144
30,000	Pride International, Inc., 7.38%, 07/15/14	31,050
95,000	Suburban Propane Partners, 6.88%, 12/15/13	92,150
80,000	Western Oil Sands, Inc. (Canada), 8.38%, 05/01/12	86,200
20,000	Williams Companies, Inc., 7.75%, 06/15/31	20,100
510,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	506,175
190,000	XTO Energy, Inc., 7.50%, 04/15/12	207,394
270,000	XTO Energy, Inc., 6.25%, 04/15/13	278,868

		5,849,313

	Paper and Forest Products — 0.1%
470,000	Weyerhaeuser Company, 6.75%, 03/15/12	491,770

	Pharmaceuticals/Research and Development — 0.0%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15	39,415

	Printing and Publishing — 0.0%
20,000	Reader’s Digest Association, Inc., 6.50%, 03/01/11	19,100

	Private Asset Backed: Banks — 1.2%
674,787	Washington Mutual Bank, Series 2005-AR1, Class A1A, Floating Rate, 5.65%, 01/25/45(3)	677,360
1,031,696	Washington Mutual Bank, Series 2005-AR13, Class A1A1, Floating Rate, 5.62%, 10/25/45(3)	1,038,939
1,105,388	Washington Mutual Bank, Series 2005-AR13, Class A1B3, Floating Rate, 5.69%, 10/25/45(3)	1,112,098
1,246,022	Washington Mutual Bank, Series 2005-AR15, Class A1A2, Floating Rate, 5.61%, 11/25/45(3)	1,251,700

		4,080,097

	Private Asset Backed: Financial Services — 0.8%
1,004,833	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 5.63%, 11/25/35(3)	1,008,208
658,058	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 5.63%, 12/25/35(3)	661,343
1,189,077	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 5.40%, 08/25/46(3)	1,189,600
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	292,836

		3,151,987

	Private Asset Backed: Mortgage and Home Equity — 8.7%
1,034,965	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 5.57%, 09/25/35(3)	1,036,531
569,023	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 5.75%, 02/25/35(3)	571,756
599,459	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 5.71%, 04/25/35(3)	602,644
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, 09/10/15	275,571
1,111,782	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, Floating Rate, 4.46%, 02/25/35(3)(4)	1,091,268
250,021	Chevy Chase Mortgage Funding Corp - 144A., Series 2003-3A, Class A1, Floating Rate, 5.68%, 07/25/34(3)	250,821
464,639	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.97%, 08/25/35(3)(4)	460,589
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)
$1,334,880	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 5.64%, 11/25/35(3)	$1,339,635
1,372,866	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 5.66%, 11/20/35(3)	1,378,286
788,930	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 5.51%, 02/25/36(3)	789,671
390,000	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35(4)	385,480
794,024	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 5.56%, 12/15/35(3)	795,636
846,166	Countrywide Home Loans, Series 2005-R3, Class AF, Floating Rate, 5.73%, 09/25/35(3)	851,466
725,354	First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class A2, Floating Rate, 5.73%, 12/25/32(3)	727,461
896,470	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	930,625
1,112,213	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.67%, 03/18/35(3)	1,096,240
1,500,000	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 5.54%, 11/25/36(3)	1,501,612
2,320,816	GSAMP Trust - 144A, Series 2006-SD2, Class A1, Floating Rate, 5.44%, 05/25/46(3)	2,321,187
467,127	Impac CMB Trust, Series 2003-10, Class 1A1, Floating Rate, 6.03%, 10/25/33(3)	467,626
521,982	Impac CMB Trust, Series 2004-2, Class A1, Floating Rate, 5.85%, 04/25/34(3)	522,453
649,786	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 5.73%, 10/25/34(3)	653,812
258,902	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	251,460
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	1,046,921
950,397	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34(3)	941,135
870,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A3, 4.55%, 02/15/30	844,201
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	1,061,711
1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	1,269,954
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.66%, 05/12/39(3)	514,582
461,611	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 5.65%, 10/25/28(3)	461,692
572,147	Opteum Mortgage Acceptance Corp., Series 2005-4, Class 1A1A, Floating Rate, 5.50%, 11/25/35(3)	572,639
2,486,366	Residential Accredit Loans, Inc., Series 2005-Q03, Class A1, Floating Rate, 5.73%, 10/25/45(3)	2,495,205
1,134,060	Structured Adjustable Rate Mortgage Loan, Series 2005-15, Class 1A1, 5.06%, 07/25/35	1,124,464
630,068	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 5.68%, 01/19/34(3)	631,765
2,308,887	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 5.50%, 01/25/36(3)	2,306,366
231,300	Wachovia Mortgage Loan Trust LLC, Series 2005-WMC1, Class A1, Floating Rate, 5.44%, 10/25/35(3)	231,463
1,375,572	Zuni Mortgage Loan Trust, Series 2006-0A1, Class A1, Floating Rate, 5.62%, 08/25/36(3)	1,374,555

		33,178,483

	Real Estate Investment Trusts — 0.0%
50,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	49,563
50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	51,125
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Real Estate Investment Trusts (continued)
$40,000	Ventas Realty LP/Ventas Capital Corp., 7.13%, 06/01/15	$41,350

		142,038

	Retail — 0.0%
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	21,740

	Retail: Supermarkets - 0.0%
100,000	Delhaize America, Inc., 9.00%, 04/15/31	117,639

	Scientific and Technical Instruments — 0.0%
25,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	24,875

	Semiconductors — 0.0%
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 8.64%, 12/15/11(2)	34,000

	Special Purpose Entity — 0.5%
500,000	El Paso Performance-Link - 144A, 7.75%, 07/15/11	516,250
10,000	Hexion US Finance Corp./Hexion Nova Scotia Finance, ULC, 9.00%, 07/15/14	10,250
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	171,689
235,000	Resona Preferred Global Securities - 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	243,617
520,000	Sigma Finance, Inc., Series MTN1, Variable Rate, 8.50%, 08/11/16(1)	521,077
310,000	TNK-BP Finance SA - 144A (Luxembourg), 7.50%, 07/18/16	324,424

		1,787,307

	Telecommunications Equipment and Services — 0.8%
190,000	AT&T, Inc., 5.10%, 09/15/14	183,872
55,000	Cincinnati Bell, Inc., 7.00%, 02/15/15	54,175
15,000	Citizens Communications Company, 9.25%, 05/15/11	16,613
10,000	Citizens Communications Company, 9.00%, 08/15/31(8)	10,775
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16	176,425
45,000	Intelsat Bermuda, Ltd. - 144A (Bermuda), 9.25%, 06/15/16	47,531
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	252,910
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	10,328
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	58,771
780,000	Qwest Communications International, Inc., Floating Rate, 8.91%, 02/15/09(2)	798,524
105,000	Qwest Corp., 7.88%, 09/01/11	110,775
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	40,050
710,000	Sprint Capital Corp., 6.00%, 01/15/07	710,811
270,000	Sprint Capital Corp., 8.38%, 03/15/12	302,946
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	185,645
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	54,756
25,000	Windstream Corp. - 144A, 8.63%, 08/01/16	26,875

		3,041,782

	Transportation — 0.1%
85,000	OMI Corp. (Marshall Islands), 7.63%, 12/01/13	86,275
See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Corporate Bonds and Notes (continued)
	Transportation (continued)
$20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	$21,200
110,000	Union Pacific Corp., 5.38%, 05/01/14	109,916

		217,391

	Utilities — 0.6%
760,000	AES Corp., 7.75%, 03/01/14	794,200
70,000	Dominion Resources, Inc., 4.75%, 12/15/10	68,322
220,000	Dominion Resources, Inc., 5.70%, 09/17/12	221,602
40,000	Exelon Corp., 5.63%, 06/15/35	37,897
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	167,089
470,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	545,059
50,000	Midwest Generation LLC, 8.75%, 05/01/34	53,625
37,566	Midwest Generation LLC, Series B, 8.56%, 01/02/16	39,937
80,000	NRG Energy, Inc., 7.25%, 02/01/14	79,600
40,000	Oncor Electric Delivery Company, 6.38%, 01/15/15	41,364
130,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	131,193
210,000	TXU Corp., Series P, 5.55%, 11/15/14	199,453
120,000	TXU Corp., Series R, 6.55%, 11/15/34	113,625

		2,492,966

	Total Corporate Bonds and Notes
	(Cost $78,633,116)	78,553,284

	Municipal Bonds — 0.4%
	Virginia
1,666,742	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,639,253)	1,666,842

	Foreign Government Obligations — 1.7%
450,000	AID-Israel (Israel), 5.50%, 04/26/24	470,115
315,000	AID-Israel (Israel), 5.50%, 09/18/33	330,915
510,000	Bundesrepublic Deutschland (Germany), Series 04, 3.75%, 01/04/15(18)	650,095
1,000,000	Canada Treasury Bill (Canada), 5.08%, 12/15/06	989,276
97,000	Federal Republic of Brazil (Brazil), 10.13%, 05/15/27	130,417
342,000	Federal Republic of Brazil (Brazil), 11.00%, 08/17/40(8)(8)	445,883
347,997	Government of Canada Real Return Bonds (Canada), 4.00%, 12/01/31(4) (16)	459,534
62,000	Republic of Colombia (Colombia), 11.75%, 02/25/20	87,110
130,000	Republic of Colombia (Colombia), Series MTN, 7.38%, 09/18/37	131,950
206,000	Republic of Panama (Panama), 7.13%, 01/29/26	216,815
1,510,000	Russian Federation (Russia) - 144A, 5.00%, 03/31/30	1,688,931
16,000	United Mexican States (Mexico), 5.63%, 01/15/17	15,848
270,000	United Mexican States, (Mexico), Series MTN, 8.30%, 08/15/31	337,365
494,000	United Mexican States, (Mexico), Series MTNA, 7.50%, 04/08/33	571,064

	Total Foreign Government Obligations
	(Cost $6,213,480)	6,525,318

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Short Term US Government Agency Securities—0.2%
	Federal Home Loan Bank
$710,000	Series 633, 4.80%, 02/15/07 (Cost $710,000)	$710,000

	Securities Lending Collateral — 9.3%
35,615,949	Securities Lending Collateral Investment (Note 3) (Cost $35,615,949)	35,615,949

	Total Securities
	(Cost $430,078,766)	458,354,305

	Repurchase Agreements — 3.4%
13,170,095	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $13,175,319 (Collateralized by Freddie Mac, 5.68%, due 12/15/34, with a value of $10,720,921 and Small Business Administration, 8.38%, due 01/25/28, with a value of $3,107,679) (Cost $13,170,095)	13,170,095

	Total Investments before Call and Put Options Written — 122.8% (Cost $443,248,861)	471,524,400

Contracts
	Call Options Written — (0.0)%
(17)	US Treasury Note (10 Year) March Future, Expiring February 2007 @ 110	(7,969)
(22)	US Treasury Note (10 Year) March Future, Expiring February 2007 @ 111	(6,187)

	Total Call Options Written
	(Premium $18,227)	(14,156)

	Put Options Written — (0.0)%
(21)	US Treasury Note (10 Year) March Future, Expiring February 2007 @ 106 (Premium $7,786)	(8,203)

	Total Investments net of Call and Put Options Written — 122.8% (Cost $443,222,848)	471,502,041

	Liabilities less other assets — (22.8)%	(87,649,227)

	Net Assets — 100.0%	$383,852,814

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)
The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $443,222,848.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$32,000,057
Gross unrealized depreciation	(3,720,864)

Net unrealized appreciation	$28,279,193

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—97.4%
	Advertising—0.4%
1,313,500	The Interpublic Group of Companies, Inc.*(8)	$13,003,650

	Aerospace and Defense—1.1%
215,000	Northrop Grumman Corp.	14,635,050
274,000	The Boeing Company	21,604,900

		36,239,950

	Apparel: Manufacturing and Retail—0.5%
236,400	Jones Apparel Group, Inc.	7,668,816
320,000	Limited Brands, Inc.	8,476,800

		16,145,616

	Automobiles/Motor Vehicles and Automotive Equipment—1.7%
104,000	BorgWarner, Inc.	5,945,680
146,600	DaimlerChrysler AG (Germany)(8)	7,324,136
793,100	General Motors Corp.(8)	26,378,506
150,000	Toyota Motor Corp. (ADR) (Japan)(8)	16,335,000

		55,983,322

	Banks—4.2%
1,126,082	Bank of America Corp.	60,324,213
587,200	National City Corp.	21,491,520
215,800	SunTrust Banks, Inc.	16,677,024
530,000	Wachovia Corp.(8)	29,574,000
265,600	Wells Fargo & Company	9,609,408

		137,676,165

	Broadcast Services/Media—5.1%
813,500	CBS Corp. — Class B	22,916,295
1,031,900	Clear Channel Communications, Inc.	29,770,315
732,965	Comcast Corp. — Class A*(8)	27,009,760
645,000	Comcast Corp. — Special Class A*	23,742,450
3,470,200	Time Warner, Inc.	63,261,746

		166,700,566

	Chemicals—0.2%
200,000	The Dow Chemical Company	7,796,000

	Computer Equipment, Software and Services—6.7%
1,972,200	Electronic Data Systems Corp.	48,358,344
1,685,700	Hewlett-Packard Company	61,848,333
659,300	International Business Machines Corp.	54,023,042
680,000	Microsoft Corp.	18,584,400
7,530,300	Sun Microsystems, Inc.*	37,425,591

		220,239,710

See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Goods and Services—4.8%
525,000	Altria Group, Inc.	$40,188,749
883,100	Avon Products, Inc.	27,075,846
600,938	Kimberly-Clark Corp.	39,277,308
428,000	Procter & Gamble Company	26,527,440
55,205	The Black & Decker Corp.(8)	4,380,517
320,000	The Clorox Company	20,160,000

		157,609,860

	Containers and Packaging—0.2%
440,000	Owens-Illinois, Inc.*	6,784,800

	Diversified Operations and Services—2.3%
1,820,800	General Electric Company	64,274,240
139,200	Textron, Inc.	12,180,000

		76,454,240

	Electronics—2.6%
125,116	Arrow Electronics, Inc.*	3,431,932
1,121,400	Flextronics International, Ltd. (Singapore)*(8)	14,174,496
1,939,177	Sanmina-SCI Corp.*	7,252,522
8,424,205	Solectron Corp.*	27,462,908
841,900	Sony Corp. (ADR) (Japan)(8)	33,979,084

		86,300,942

	Environmental Waste Management and Recycling Services—0.6%
504,200	Waste Management, Inc.	18,494,056

	Financial Services—13.4%
410,600	American Express Company	23,026,448
299,900	Capital One Financial Corp.	23,590,134
1,564,500	Citigroup, Inc.	77,708,715
1,235,100	Fannie Mae	69,054,441
399,900	Freddie Mac	26,525,367
2,471,640	JPMorgan Chase & Company	116,068,214
1,099,600	Merrill Lynch & Company, Inc.(8)	86,010,712
84,000	The Goldman Sachs Group, Inc.	14,210,280

		436,194,311

	Food and Beverage—3.1%
265,000	Kellogg Company	13,122,800
1,239,500	Kraft Foods, Inc. — Class A(8)	44,200,570
255,000	PepsiCo, Inc.	16,641,300
381,700	Sara Lee Corp.	6,133,919
490,000	The Coca-Cola Company	21,893,200

		101,991,789

See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Insurance—9.1%
603,600	Aetna, Inc.	$23,872,380
1,211,500	American International Group, Inc.	80,273,989
460,000	Genworth Financial, Inc. — Class A	16,104,600
450,200	MetLife, Inc.	25,517,336
61,566	PartnerRE, Ltd. (Bermuda)(8)	4,160,015
170,000	RenaissanceRe Holdings, Ltd. (Bermuda)	9,452,000
986,900	The Chubb Corp.	51,279,324
145,000	The Hartford Financial Services Group, Inc.	12,578,750
1,168,338	The St. Paul Travelers Companies, Inc.	54,783,369
238,000	XL Capital, Ltd. — Class A (Cayman Islands)	16,350,600

		294,372,363

	Internet Services—0.4%
580,000	Cisco Systems, Inc.*	13,340,000

	Manufacturing—1.7%
48,000	Cooper Industries, Ltd. — Class A (Bermuda)	4,090,560
100,000	Eaton Corp.	6,885,000
758,600	Honeywell International, Inc.	31,026,740
592,950	Smurfit-Stone Container Corp.*	6,641,040
147,700	SPX Corp.	7,893,088

		56,536,428

	Medical Equipment, Supplies, and Services—2.2%
959,600	Boston Scientific Corp.*	14,192,484
465,900	Medco Health Solutions, Inc.*	28,005,249
3,682,500	Tenet Healthcare Corp.*(8)	29,975,550

		72,173,283

	Metals and Mining—0.5%
280,200	United States Steel Corp.(8)	16,161,936

	Oil, Coal and Gas—7.8%
1,218,900	ChevronTexaco Corp.	79,057,854
877,602	ConocoPhillips	52,243,647
138,950	ENSCO International, Inc.	6,090,179
1,354,800	Exxon Mobil Corp.	90,907,080
108,000	Noble Corp. (Cayman Islands)	6,931,440
78,000	Occidental Petroleum Corp.	3,752,580
234,600	Total SA (ADR) (France)(8)	15,469,524

		254,452,304

	Paper and Forest Products—0.9%
1,110,600	MeadWestvaco Corp.	29,442,006

	Pharmaceuticals/Research and Development—6.5%
4,700	AmerisourceBergen Corp.	212,440
294,600	Eli Lilly and Company	16,792,200
363,800	Merck & Company, Inc.	15,243,220
2,479,100	Millennium Pharmaceuticals, Inc.*(8)	24,667,045
See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)
2,718,000	Pfizer, Inc.	$77,082,480
1,076,000	Watson Pharmaceuticals, Inc.*	28,158,920
991,000	Wyeth	50,382,440

		212,538,745

	Printing and Publishing—0.2%
500,000	The Reader’s Digest Association, Inc.	6,480,000

	Retail—2.3%
454,662	Federated Department Stores, Inc.	19,645,945
964,300	Office Depot, Inc.*	38,282,710
304,000	Target Corp.	16,796,000

		74,724,655

	Retail: Restaurants—0.8%
705,000	McDonald’s Corp.(8)	27,579,600

	Retail: Supermarkets—1.3%
819,925	Safeway, Inc.	24,884,724
779,350	The Kroger Company	18,034,159

		42,918,883

	Semiconductors—2.0%
1,977,900	Intel Corp.	40,685,403
994,900	Intersil Corp. — Class A	24,424,795

		65,110,198

	Telecommunications Equipment and Services—7.9%
234,500	American Tower Corp. — Class A*	8,559,250
2,306,900	AT&T, Inc.	75,112,664
109,400	BellSouth Corp.	4,676,850
214,500	Crown Castle International Corp.*	7,558,980
53,540	Embarq Corp.	2,589,730
11,430,300	Lucent Technologies, Inc.*	26,746,902
1,529,200	Nokia Oyj (ADR) (Finland)(8)	30,109,948
6,743,300	Qwest Communications International, Inc.*(8)	58,801,576
1,178,800	Sprint Nextel Corp.	20,216,420
709,500	Tellabs, Inc.*	7,776,120
434,352	Verizon Communications, Inc.	16,127,490

		258,275,930

	Toys—0.9%
1,563,600	Mattel, Inc.	30,802,920

	Transportation—3.2%
386,200	Con-way, Inc.	17,309,484
2,389,000	CSX Corp.	78,430,870
See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Transportation (continued)
191,380	Norfolk Southern Corp.	$8,430,289

		104,170,643

	Utilities—2.8%
200,000	Allegheny Energy, Inc.*	8,034,000
1,060,180	American Electric Power Company, Inc.	38,558,747
224,800	Constellation Energy Group	13,308,160
225,000	Entergy Corp.	17,601,750
305,800	Wisconsin Energy Corp.	13,192,212

		90,694,869

	Total Common Stocks
	(Cost $2,704,468,660)	3,187,389,740

	Total Securities
	(Cost $3,025,830,862)	3,508,751,942

Principal
	Securities Lending Collateral—9.8%
$321,362,202	Securities Lending Collateral Investment (Note 3) (Cost $321,362,202)	321,362,202

	Total Securities
	(Cost $3,025,830,862)	3,508,751,942

	Repurchase Agreements—2.6%
86,585,217	With Investors Bank & Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $86,619,562 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.57%-5.88%, due 01/25/33-09/01/34, with a total value of $42,744,765, and Freddie Mac, 5.68%, due 01/15/36, with a value of $48,169,713) (Cost $86,585,217)	86,585,217

	Total Investments — 109.8%
	(Cost $3,112,416,079)	3,595,337,159
	Liabilities less other assets — (9.8)%	(319,732,796)

	Net Assets — 100.0%	$3,275,604,363

See notes to portfolios of investments.

VALUE & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)
The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $3,112,416,079.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$561,452,911
Gross unrealized depreciation	(78,531,831)

Net unrealized appreciation	$482,921,080

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—99.0%
	Advertising—1.9%
129,100	The Interpublic Group of Companies, Inc.*(8)	$1,278,090

	Aerospace and Defense—5.0%
22,900	Lockheed Martin Corp.	1,970,774
9,700	Northrop Grumman Corp.	660,279
13,600	Raytheon Company	652,936

		3,283,989

	Agriculture—2.3%
90,700	The Mosaic Company*	1,532,830

	Automobile: Rental—0.2%
8,410	Avis Budget Group, Inc.	153,819

	Automobiles/Motor Vehicles and Automotive Equipment—1.0%
9,000	Magna International, Inc. — Class A (Canada)(8)	657,270

	Banks—3.7%
21,655	Bank of America Corp.	1,160,058
11,200	Comerica, Inc.	637,504
8,700	KeyCorp	325,728
5,300	UnionBanCal Corp.	322,770

		2,446,060

	Computer Equipment, Software and Services—14.4%
23,800	BMC Software, Inc.*	647,836
139,366	CA, Inc.	3,301,580
132,300	Electronic Data Systems Corp.	3,243,996
86,900	Microsoft Corp.	2,374,977

		9,568,389

	Construction Services and Supplies—6.2%
51,100	Centex Corp.(8)	2,688,882
43,600	Pulte Homes, Inc.	1,389,096

		4,077,978

	Consumer Goods and Services—2.9%
7,500	Altria Group, Inc.	574,125
53,660	Unilever PLC (ADR) (United Kingdom)	1,331,305

		1,905,430

	Environmental Waste Management and Recycling Services—1.6%
28,700	Waste Management, Inc.	1,052,716

	Financial Services—10.9%
31,600	Freddie Mac	2,096,028
48,800	JPMorgan Chase & Company	2,291,648
21,400	MasterCard, Inc. — Class A*(8)	1,505,490
6,500	Prudential Financial, Inc.	495,625
See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Financial Services (continued)
18,500	Washington Mutual, Inc.	$804,195

		7,192,986

	Food and Beverage—0.9%
38,100	Sara Lee Corp.	612,267

	Insurance—13.8%
12,200	Assurant, Inc.	651,602
30,700	Conseco, Inc.*	644,393
54,000	Genworth Financial, Inc. — Class A	1,890,540
32,600	MetLife, Inc.	1,847,768
3,800	The Hartford Financial Services Group, Inc.	329,650
49,000	The St. Paul Travelers Companies, Inc.	2,297,610
40,500	UnumProvident Corp.	785,295
10,100	XL Capital, Ltd. — Class A (Cayman Islands)	693,870

		9,140,728

	Leisure and Recreation—3.0%
20,700	Harrah’s Entertainment, Inc.	1,375,101
22,020	Wyndham Worldwide Corp.*	615,899

		1,991,000

	Manufacturing—6.3%
25,600	Flowserve Corp.*	1,295,104
102,500	Tyco International, Ltd. (Bermuda)	2,868,975

		4,164,079

	Medical Equipment, Supplies, and Services—1.1%
91,400	Tenet Healthcare Corp.*(8)	743,996

	Metals and Mining—3.2%
74,900	Alcoa, Inc.	2,100,196

	Oil, Coal and Gas—0.9%
14,400	Petro-Canada (Canada)	580,752

	Paper and Forest Products—1.2%
13,100	Weyerhaeuser Company	806,043

	Pharmaceuticals/Research and Development—2.0%
61,400	Schering-Plough Corp.	1,356,326

	Real Estate Development and Services—2.1%
20,225	Realogy Corp.*	458,703
16,700	The St. Joe Company(8)	916,329

		1,375,032

	Retail—3.5%
45,100	The Home Depot, Inc.	1,635,777
See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Retail (continued)
14,100	Wal-Mart Stores, Inc.	$695,412

		2,331,189

	Retail: Restaurants—1.6%
9,000	McDonald’s Corp.	352,080
13,400	YUM! Brands, Inc.	697,470

		1,049,550

	Retail: Supermarkets—1.5%
32,400	Safeway, Inc.	983,340

	Telecommunications Equipment and Services—0.5%
5,800	ALLTEL Corp.	321,900

	Utilities—7.3%
36,500	Exelon Corp.	2,209,710
47,600	FPL Group, Inc.(8)	2,142,000
7,400	Public Service Enterprise Group, Inc.	452,806

		4,804,516

	Total Common Stocks
	(Cost $62,835,719)	65,510,471

Principal
	Securities Lending Collateral—12.8%
$8,473,900	Securities Lending Collateral Investment (Note 3)
	(Cost $8,473,900)	8,473,900

	Total Securities
	(Cost $71,309,619)	73,984,371

1,232,012	Repurchase Agreements—1.9%
	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $1,232,500 (Collateralized by Fannie Mae, 5.83%, due 12/25/33, with a value of $1,293,612) (Cost $1,232,012)	1,232,012

	Total Investments — 113.7%
	(Cost $72,541,631)	75,216,383
	Liabilities less other assets — (13.7)%	(9,052,147)

	Net Assets — 100.0%	$66,164,236

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)
The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $72,541,631.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,892,140
Gross unrealized depreciation	(1,217,388)

Net unrealized appreciation	$2,674,752

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—98.4%
	Aerospace and Defense—2.9%
43,300	Goodrich Corp.	$1,754,516
75,500	Lockheed Martin Corp.	6,497,530
125,700	Northrop Grumman Corp.	8,556,399
124,200	Raytheon Company	5,962,842
108,500	The Boeing Company	8,555,225
31,700	United Technologies Corp.	2,008,195

		33,334,707

	Agriculture—0.7%
165,500	Monsanto Company	7,780,155

	Airlines—0.4%
95,900	Southwest Airlines Company	1,597,694
79,100	US Airways Group, Inc.*	3,506,503

		5,104,197

	Apparel: Manufacturing and Retail—1.2%
61,400	AnnTaylor Stores Corp.*(8)	2,570,204
142,000	Jones Apparel Group, Inc.	4,606,480
51,900	Nordstrom, Inc.	2,195,370
225,500	Urban Outfitters, Inc.*(8)	3,989,095

		13,361,149

	Automobile: Retail—0.2%
108,000	AutoNation, Inc.*	2,257,200

	Automobiles/Motor Vehicles and Automotive Equipment—0.3%
60,700	Autoliv, Inc.	3,345,177
27,200	TRW Automotive Holdings Corp.*	654,704

		3,999,881

	Banks—6.1%
183,400	Bank of America Corp.	9,824,738
65,200	Comerica, Inc.	3,711,184
92,100	Commerce Bancorp, Inc. — New Jersey(8)	3,380,991
12,400	Credicorp, Ltd. (Bermuda)	520,552
5,600	Golden West Financial Corp.	432,600
70,700	IndyMac Bancorp, Inc.(8)	2,910,012
136,300	KeyCorp	5,103,072
8,800	M&T Bank Corp.(8)	1,055,648
80,400	National City Corp.	2,942,640
37,400	Regions Financial Corp.(8)	1,375,946
20,900	SunTrust Banks, Inc.	1,615,152
30,200	UnionBanCal Corp.	1,839,180
286,200	US Bancorp	9,507,564
179,500	Wachovia Corp.	10,016,100
448,600	Wells Fargo & Company	16,230,348

		70,465,727

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Broadcast Services/Media—3.8%
102,082	CBS Corp. — Class B	$2,875,650
89,900	Clear Channel Communications, Inc.	2,593,615
38,200	Comcast Corp. — Class A*(8)	1,407,670
15,705	Liberty Media Holding Corp. — Capital — Series A*	1,312,467
18,200	News Corp. — Class B	375,648
33,100	Rogers Communications, Inc. — Class B (Canada)	1,816,197
120,100	Shaw Communications, Inc. — Class B (Canada)(8)	3,605,402
194,900	The DIRECTV Group, Inc.*	3,835,632
44,300	The McGraw-Hill Companies, Inc.	2,570,729
138,000	The Walt Disney Company	4,265,580
690,400	Time Warner, Inc.	12,585,992
120,200	Viacom, Inc. — Class B*	4,469,036
122,900	XM Satellite Radio Holdings, Inc. — Class A*(8)	1,584,181

		43,297,799

	Business Services and Supplies—1.1%
22,100	Dun & Bradstreet Corp.*	1,657,279
153,600	First Data Corp.	6,451,200
47,400	Fiserv, Inc.*	2,232,066
13,600	Global Payments, Inc.	598,536
19,400	Moody’s Corp.	1,268,372

		12,207,453

	Chemicals—0.4%
30,800	Ashland, Inc.	1,964,424
95,500	Methanex Corp. (Canada)(8)	2,324,470

		4,288,894

	Computer Equipment, Software and Services—8.2%
136,200	Apple Computer, Inc.*	10,491,486
107,700	Cadence Design Systems, Inc.*	1,826,592
50,500	Computer Sciences Corp.*	2,480,560
293,300	Electronic Arts, Inc.*(8)	16,330,944
20,500	Electronic Data Systems Corp.	502,660
289,800	Hewlett-Packard Company	10,632,762
91,700	Ingram Micro, Inc. — Class A*	1,756,972
68,100	International Business Machines Corp.	5,580,114
52,300	Intuit, Inc.*	1,678,307
48,700	Lexmark International, Inc. — Class A*(8)	2,808,042
1,175,900	Microsoft Corp.	32,137,347
21,000	Oracle Corp.*	372,540
13,300	Red Hat, Inc.*(8)	280,364
146,500	SanDisk Corp.*(8)	7,843,610

		94,722,300

	Construction Services and Supplies—0.1%
13,500	Martin Marietta Materials, Inc.	1,142,370

	Consumer Goods and Services—4.2%
168,300	Altria Group, Inc.	12,883,365
21,700	American Greetings Corp. — Class A	501,704
See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Goods and Services (continued)
92,500	Colgate-Palmolive Company	$5,744,250
37,300	Energizer Holdings, Inc.*	2,685,227
32,300	FedEx Corp.	3,510,364
31,700	Herbalife, Ltd. (Cayman Islands)*	1,200,796
200,605	Procter & Gamble Company	12,433,498
98,600	Reynolds American, Inc.(8)	6,110,242
28,700	The Clorox Company	1,808,100
5,200	United Parcel Service, Inc. — Class B	374,088
27,300	UST, Inc.(8)	1,496,859

		48,748,493

	Containers and Packaging—0.5%
52,300	Bemis Company, Inc.	1,718,578
143,300	Pactiv Corp.*	4,072,586

		5,791,164

	Distribution—0.0%
7,500	CDW Corp.	462,600

	Diversified Operations and Services—2.0%
566,800	General Electric Company	20,008,040
29,200	Textron, Inc.	2,555,000

		22,563,040

	Education—0.2%
34,600	Apollo Group, Inc. — Class A*	1,703,704
12,700	ITT Educational Services, Inc.*	842,010

		2,545,714

	Electronics—0.3%
39,600	Emerson Electric Company	3,320,856
25,000	Synopsys, Inc.*	493,000

		3,813,856

	Environmental Waste Management and Recycling Services—0.1%
14,600	Republic Services, Inc.	587,066

	Financial Services—10.4%
158,000	American Express Company	8,860,640
77,300	AmeriCredit Corp.*	1,931,727
42,700	Ameriprise Financial, Inc.	2,002,630
535,300	Citigroup, Inc.	26,588,351
177,800	Countrywide Financial Corp.	6,230,112
74,700	E*TRADE Financial Corp.*	1,786,824
20,400	Janus Capital Group, Inc.	402,288
473,900	JPMorgan Chase & Company	22,254,344
109,400	Lehman Brothers Holdings, Inc.	8,080,284
213,700	Merrill Lynch & Company, Inc.(8)	16,715,614
178,100	Morgan Stanley(8)	12,985,271
57,300	The First Marblehead Corp.(8)	3,968,598
See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Financial Services (continued)
33,600	The Goldman Sachs Group, Inc.	$5,684,112
77,200	Washington Mutual, Inc.	3,355,884

		120,846,679

	Food and Beverage—2.7%
79,100	Archer-Daniels-Midland Company	2,996,308
61,500	Dean Foods Company*	2,584,230
55,300	General Mills, Inc.	3,129,980
47,000	HJ Heinz Company	1,970,710
61,500	Kraft Foods, Inc. — Class A(8)	2,193,090
129,400	PepsiCo, Inc.	8,444,644
122,500	The Coca-Cola Company	5,473,300
101,100	The Pepsi Bottling Group, Inc.(8)	3,589,050
54,400	Tyson Foods, Inc. — Class A(8)	863,872

		31,245,184

	Insurance—5.2%
56,000	Aetna, Inc.	2,214,800
69,300	Ambac Financial Group, Inc.	5,734,575
47,600	American International Group, Inc.	3,153,976
18,900	Assurant, Inc.	1,009,449
20,600	CIGNA Corp.	2,396,192
29,700	First American Corp.	1,257,498
78,000	Genworth Financial, Inc. — Class A	2,730,780
166,400	Loews Corp.	6,306,560
40,852	MBIA, Inc.	2,509,947
64,200	MetLife, Inc.	3,638,856
13,400	Nationwide Financial Services, Inc. — Class A	644,540
50,800	Principal Financial Group, Inc.	2,757,424
77,400	Radian Group, Inc.	4,644,000
70,400	SAFECO Corp.	4,148,672
110,700	The Allstate Corp.	6,944,210
17,700	The Chubb Corp.	919,692
23,400	The Hartford Financial Services Group, Inc.	2,029,950
77,200	The PMI Group, Inc.(8)	3,382,132
15,400	The St. Paul Travelers Companies, Inc.	722,106
87,150	WR Berkley Corp.(8)	3,084,239

		60,229,598

	Internet Services—2.9%
107,900	Akamai Technologies, Inc.*	5,393,921
471,300	Cisco Systems, Inc.*	10,839,900
69,300	eBay, Inc.*	1,965,348
31,538	Google, Inc. — Class A*	12,675,122
25,600	IAC/InterActive Corp.*	736,256
117,800	Juniper Networks, Inc.*	2,035,584

		33,646,131

	Leisure and Recreation—0.8%
50,500	Carnival Corp. (Panama)	2,375,015
15,000	Choice Hotels International, Inc.	613,500
See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Leisure and Recreation (continued)
103,500	Starwood Hotels & Resorts Worldwide, Inc.	$5,919,165

		8,907,680

	Machinery—0.8%
81,100	Caterpillar, Inc.	5,336,380
34,500	Cummins, Inc.(8)	4,113,435

		9,449,815

	Manufacturing—0.9%
20,900	3M Company	1,555,378
27,700	Furniture Brands International, Inc.(8)	527,408
90,100	Honeywell International, Inc.	3,685,090
5,100	Parker Hannifin Corp.	396,423
9,400	SPX Corp.	502,336
69,500	The Timken Company	2,069,710
55,600	Tyco International, Ltd. (Bermuda)	1,556,244

		10,292,589

	Medical Equipment, Supplies, and Services—5.6%
23,700	Becton, Dickinson and Company	1,674,879
37,200	Boston Scientific Corp.*	550,188
133,500	Cardinal Health, Inc.	8,776,290
9,600	Dade Behring Holdings, Inc.	385,536
29,800	DaVita, Inc.*	1,724,526
34,100	Humana, Inc.*	2,253,669
212,600	Johnson & Johnson	13,806,244
23,700	Manor Care, Inc.(8)	1,239,036
177,100	McKesson Corp.	9,336,712
115,900	Medco Health Solutions, Inc.*	6,966,749
16,800	Medtronic, Inc.(8)	780,192
305,400	St Jude Medical, Inc.*	10,777,566
75,300	UnitedHealth Group, Inc.	3,704,760
27,900	WellPoint, Inc.*	2,149,695

		64,126,042

	Metals and Mining—1.1%
54,300	Alcoa, Inc.	1,522,572
15,100	IPSCO, Inc. (Canada)	1,308,717
7,100	Newmont Mining Corp.	303,525
93,500	Nucor Corp.	4,627,315
39,700	Steel Dynamics, Inc.	2,002,865
41,700	United States Steel Corp.	2,405,256

		12,170,250

	Oil, Coal and Gas—8.8%
14,500	Anadarko Petroleum Corp.	635,535
43,200	Apache Corp.	2,730,240
44,700	Baker Hughes, Inc.	3,048,540
32,800	Cameron International Corp.*	1,584,568
See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Oil, Coal and Gas (continued)
104,200	ChevronTexaco Corp.	$6,758,412
193,486	ConocoPhillips	11,518,222
75,800	Devon Energy Corp.	4,786,770
72,000	EnCana Corp. (Canada)(8)	3,361,680
37,200	EOG Resources, Inc.	2,419,860
583,000	Exxon Mobil Corp.	39,119,300
70,200	Holly Corp.	3,041,766
102,100	Marathon Oil Corp.	7,851,490
51,400	Petro-Canada (Canada)	2,072,962
118,700	Schlumberger, Ltd. (the Netherlands)	7,362,961
42,800	Smith International, Inc.	1,660,640
32,600	Sunoco, Inc.	2,027,394
31,300	XTO Energy, Inc.	1,318,669

		101,299,009

	Paper and Forest Products—0.1%
24,200	International Paper Company	838,046
13,500	MeadWestvaco Corp.	357,885

		1,195,931

	Pharmaceuticals/Research and Development—6.7%
80,900	Abbott Laboratories	3,928,504
32,400	Allergan, Inc.	3,648,564
133,600	AmerisourceBergen Corp.	6,038,720
146,200	Amgen, Inc.*	10,457,686
24,800	Biogen Idec, Inc.*	1,108,064
89,400	Caremark Rx, Inc.	5,066,298
43,800	Celgene Corp.*	1,896,540
38,500	Eli Lilly and Company	2,194,500
31,100	Express Scripts, Inc.*	2,347,739
59,800	Forest Laboratories, Inc.*	3,026,478
47,600	Genentech, Inc.*	3,936,520
27,100	Gilead Sciences, Inc.*	1,861,770
109,100	Merck & Company, Inc.	4,571,290
907,200	Pfizer, Inc.	25,728,192
25,400	Wyeth	1,291,336

		77,102,201

	Real Estate Development and Services—0.7%
39,600	Brookfield Asset Management, Inc. — Class A (Canada)(8)	1,755,864
136,200	CB Richard Ellis Group, Inc. — Class A*	3,350,520
40,600	Jones Lang LaSalle, Inc.	3,470,488

		8,576,872

	Real Estate Investment Trusts—0.3%
39,300	Equity Office Properties Trust(8)	1,562,568
11,800	Kimco Realty Corp.	505,866
32,200	New Century Financial Corp.(8)	1,265,782
6,600	ProLogis	376,596

		3,710,812

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Retail—3.3%
35,300	Best Buy Company, Inc.	$1,890,668
81,303	Circuit City Stores, Inc.	2,041,518
51,900	Costco Wholesale Corp.(8)	2,578,392
74,900	CVS Corp.	2,405,788
108,300	Dillard’s, Inc. — Class A(8)	3,544,659
59,700	JC Penney Company, Inc.	4,082,883
89,300	Kohl’s Corp.*	5,797,356
65,000	Office Depot, Inc.*	2,580,500
45,000	Sears Holdings Corp.*	7,114,050
140,900	Staples, Inc.	3,428,097
10,400	The Home Depot, Inc.	377,208
31,400	Wal-Mart Stores, Inc.	1,548,648

		37,389,767

	Retail: Restaurants—0.9%
83,000	Brinker International, Inc.	3,327,470
91,600	Darden Restaurants, Inc.	3,890,252
10,900	McDonald’s Corp.	426,408
69,600	Starbucks Corp.*	2,369,880

		10,014,010

	Retail: Supermarkets—1.2%
246,200	Safeway, Inc.	7,472,170
259,100	The Kroger Company	5,995,574

		13,467,744

	Scientific and Technical Instruments—0.2%
55,600	Agilent Technologies, Inc.*	1,817,564
8,500	Waters Corp.*	384,880

		2,202,444

	Semiconductors—3.4%
15,300	Advanced Micro Devices, Inc.*	380,205
114,300	Broadcom Corp. — Class A*	3,467,862
63,999	Freescale Semiconductor, Inc. — Class B*	2,432,602
356,700	Intel Corp.	7,337,319
151,200	Micron Technology, Inc.*	2,630,880
268,900	National Semiconductor Corp.	6,327,217
178,900	Teradyne, Inc.*(8)	2,354,324
417,400	Texas Instruments, Inc.	13,878,550

		38,808,959

	Telecommunications Equipment and Services—5.6%
20,900	Anixter International, Inc.	1,180,223
150,500	AT&T, Inc.(8)	4,900,280
136,975	BCE, Inc. (Canada)(8)	3,710,653
37,800	BellSouth Corp.	1,615,950
160,000	CenturyTel, Inc.	6,347,200
123,000	Citizens Communications Company	1,726,920
397,100	Corning, Inc.*	9,693,211
See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)
15,605	Embarq Corp.	$754,814
635,200	JDS Uniphase Corp.*(8)	1,391,088
377,300	Level 3 Communications, Inc.*(8)	2,018,555
48,600	Motorola, Inc.(8)	1,215,000
336,100	QUALCOMM, Inc.	12,217,235
96,300	Sprint Nextel Corp.	1,651,545
10,400	Telephone and Data Systems, Inc. — Special Common Shares	424,840
405,900	Verizon Communications, Inc.	15,071,067

		63,918,581

	Transportation—1.1%
5,600	Burlington Northern Santa Fe Corp.	411,264
86,200	CSX Corp.	2,829,946
54,200	Norfolk Southern Corp.	2,387,510
13,700	Overseas Shipholding Group, Inc.	846,249
35,800	Ryder System, Inc.	1,850,144
52,600	Union Pacific Corp.	4,628,800

		12,953,913

	Utilities—3.0%
85,700	Alliant Energy Corp.	3,062,061
92,000	American Electric Power Company, Inc.	3,346,040
12,100	DTE Energy Company	502,271
166,200	Edison International	6,920,568
38,700	Energen Corp.	1,620,369
63,500	Entergy Corp.	4,967,605
44,000	FirstEnergy Corp.	2,457,840
118,100	PG&E Corp.	4,918,865
38,200	Pinnacle West Capital Corp.	1,720,910
77,300	TXU Corp.	4,832,796

		34,349,325

	Total Common Stocks (Cost $1,003,872,745)	1,132,377,301

Principal
	Securities Lending Collateral—8.9%
$102,317,037	Securities Lending Collateral Investment (Note 3) (Cost $102,317,037)	102,317,037

	Total Securities (Cost $1,106,189,782)	1,234,694,338

	Repurchase Agreements—1.4%
15,526,156	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $15,532,315 (Collateralized by various Fannie Maes, 4.20%-4.44% due 07/01/33, with a total value of $7,173,880 and various Small Business Administrations, 8.13%-8.29% due 03/25/26-01/25/29, with a total value of $9,128,584) (Cost $15,526,156)	15,526,156

See notes to portfolios of investments.

GROWTH & INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Value
Total Investments — 108.7% (Cost $1,121,715,938)	$1,250,220,494
Liabilities less other assets — (8.7)%	(100,397,999)

Net Assets — 100.0%	$1,149,822,495

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $1,121,715,938.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$145,491,044
Gross unrealized depreciation	(16,986,488)

Net unrealized appreciation	$128,504,556

     See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—97.2%
	Aerospace and Defense—3.9%
322,244	General Dynamics Corp.	$23,095,227
188,797	Goodrich Corp.	7,650,054
339,056	Lockheed Martin Corp.	29,179,160
255,100	The Boeing Company	20,114,635
271,080	United Technologies Corp.	17,172,918

		97,211,994

	Agriculture—0.8%
435,830	Monsanto Company	20,488,368

	Airlines—0.9%
417,935	Southwest Airlines Company	6,962,797
344,929	US Airways Group, Inc.*(8)	15,290,703

		22,253,500

	Apparel: Manufacturing and Retail—1.1%
225,660	Nordstrom, Inc.	9,545,418
981,260	Urban Outfitters, Inc.*(8)	17,358,489

		26,903,907

	Automobiles/Motor Vehicles and Automotive Equipment—1.4%
312,753	Toyota Motor Corp. (ADR) (Japan)(8)	34,058,802

	Banks—3.7%
400,665	Commerce Bancorp, Inc. — New Jersey(8)	14,708,412
832,272	UBS AG (Switzerland)	49,362,053
808,290	Wells Fargo & Company	29,243,932

		93,314,397

	Broadcast Services/Media—2.7%
1,085,562	Comcast Corp. — Class A*(8)	40,002,959
523,600	Viacom, Inc. — Class B*	19,467,448
535,885	XM Satellite Radio Holdings, Inc. — Class A*(8)	6,907,558

		66,377,965

	Business Services and Supplies—0.7%
386,050	First Data Corp.	16,214,100

	Computer Equipment, Software and Services—9.6%
592,125	Apple Computer, Inc.*	45,611,389
1,278,563	Electronic Arts, Inc.*(8)	71,190,388
3,264,490	Microsoft Corp.	89,218,512
637,450	SanDisk Corp.*	34,129,073

		240,149,362

	Construction Services and Supplies—0.7%
408,213	Lennar Corp. — Class A	18,471,638

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Goods and Services—6.9%
416,630	Altria Group, Inc.	$31,893,027
180,005	Colgate-Palmolive Company	11,178,311
490,803	FedEx Corp.	53,340,470
1,079,901	Procter & Gamble Company	66,932,263
124,900	The Clorox Company	7,868,700

		171,212,771

	Diversified Operations and Services—2.3%
1,308,695	General Electric Company	46,196,933
127,225	Textron, Inc.	11,132,188

		57,329,121

	Education—0.3%
150,805	Apollo Group, Inc. — Class A*	7,425,638

	Financial Services—6.2%
687,370	American Express Company	38,547,710
442,391	Lehman Brothers Holdings, Inc.	32,674,999
209,105	Merrill Lynch & Company, Inc.	16,356,193
215,190	Morgan Stanley(8)	15,689,503
307,874	The Goldman Sachs Group, Inc.	52,083,044

		155,351,449

	Food and Beverage—2.7%
705,685	PepsiCo, Inc.	46,053,003
469,415	The Coca-Cola Company	20,973,462

		67,026,465

	Insurance—1.3%
687,163	Genworth Financial, Inc. — Class A	24,057,577
102,315	The Hartford Financial Services Group, Inc.	8,875,826

		32,933,403

	Internet Services—5.0%
469,493	Akamai Technologies, Inc.*	23,469,955
1,846,287	Cisco Systems, Inc.*	42,464,600
301,353	eBay, Inc.*(8)	8,546,371
101,573	Google, Inc. — Class A*	40,822,189
513,145	Juniper Networks, Inc.*	8,867,146

		124,170,261

	Leisure and Recreation—4.6%
142,558	Four Seasons Hotels, Inc. (Canada)(8)	9,102,328
403,347	Las Vegas Sands Corp.*	27,568,767
645,163	MGM MIRAGE*(8)	25,477,487
450,440	Starwood Hotels & Resorts Worldwide, Inc.	25,760,664
See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Leisure and Recreation (continued)
377,502	Wynn Resorts, Ltd.*(8)	$25,673,911

		113,583,157

	Machinery—1.2%
454,655	Caterpillar, Inc.	29,916,299

	Medical Equipment, Supplies, and Services—9.2%
130,000	DaVita, Inc.*	7,523,100
387,820	Johnson & Johnson	25,185,031
276,375	McKesson Corp.	14,570,490
505,095	Medco Health Solutions, Inc.*	30,361,260
1,331,201	St Jude Medical, Inc.*	46,978,083
1,912,927	UnitedHealth Group, Inc.	94,116,009
121,490	WellPoint, Inc.*	9,360,805

		228,094,778

	Oil, Coal and Gas—2.8%
194,515	Baker Hughes, Inc.	13,265,923
142,540	Cameron International Corp.*	6,886,107
106,911	Halliburton Company	3,041,618
635,277	Schlumberger, Ltd. (Netherland Antilles)	39,406,233
186,118	Smith International, Inc.	7,221,378

		69,821,259

	Pharmaceuticals/Research and Development—8.1%
259,592	Abbott Laboratories	12,605,788
141,820	Allergan, Inc.	15,970,350
337,114	Amgen, Inc.*	24,113,764
220,620	Cardinal Health, Inc.	14,503,559
390,255	Caremark Rx, Inc.	22,115,751
190,815	Celgene Corp.*	8,262,290
167,816	Eli Lilly and Company	9,565,512
819,670	Genentech, Inc.*	67,786,710
267,137	Genzyme Corp.*	18,023,733
117,900	Gilead Sciences, Inc.*	8,099,730

		201,047,187

	Retail—5.5%
153,655	Best Buy Company, Inc.	8,229,762
326,289	CVS Corp.	10,480,403
388,980	Kohl’s Corp.*	25,252,582
1,032,385	Lowe’s Companies, Inc.	28,968,723
195,940	Sears Holdings Corp.*	30,976,154
614,045	Staples, Inc.	14,939,715
325,412	Target Corp.(8)	17,979,013

		136,826,352

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Retail: Restaurants—1.0%
708,985	Starbucks Corp.*	$24,140,939

	Semiconductors—6.6%
550,440	Advanced Micro Devices, Inc.*	13,678,434
497,210	Broadcom Corp. — Class A*(8)	15,085,351
1,266,215	Intel Corp.	26,046,043
1,170,000	National Semiconductor Corp.	27,530,100
778,695	Teradyne, Inc.*(8)	10,247,626
2,181,472	Texas Instruments, Inc.	72,533,944

		165,121,498

	Telecommunications Equipment and Services—5.1%
1,728,753	Corning, Inc.*	42,198,861
2,764,000	JDS Uniphase Corp.*	6,053,160
1,641,300	Level 3 Communications, Inc.*(8)	8,780,955
673,741	Motorola, Inc.	16,843,525
1,462,395	QUALCOMM, Inc.	53,158,058

		127,034,559

	Transportation—2.9%
468,154	Burlington Northern Santa Fe Corp.(8)	34,381,230
428,679	Union Pacific Corp.	37,723,752

		72,104,982

	Total Common Stocks (Cost $2,141,815,101)	2,418,584,151

Principal
	Securities Lending Collateral—7.3%
$182,931,883	Securities Lending Collateral Investment (Note 3) (Cost $182,931,883)	182,931,883

	Total Securities (Cost $2,324,746,984)	2,601,516,034

	Repurchase Agreements—2.8%
70,470,055	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $70,498,008 (Collateralized by various Fannie Maes, 4.09%-5.88%, due 01/25/33-05/01/35, with a total value of $73,112,959, and Small Business Administration, 9.13%, due 09/25/14, with a value of $880,599) (Cost $70,470,055)	70,470,055

See notes to portfolios of investments.

EQUITY GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Value
Total Investments — 107.3%
(Cost $2,395,217,039)	$2,671,986,089

Liabilities less other assets — (7.3)%	(181,432,197)

Net Assets — 100.0%	$2,490,553,892

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $2,395,217,039.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$326,022,744
Gross unrealized depreciation	(49,253,694)

Net unrealized appreciation	$276,769,050

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—98.5%
	Advertising—2.1%
64,570	Focus Media Holding, Ltd. (ADR) (China)*	$3,739,894
41,000	Omnicom Group, Inc.	3,837,600

		7,577,494

	Agriculture—1.9%
142,140	Monsanto Company	6,682,001

	Airlines—0.7%
55,000	US Airways Group, Inc.*(8)	2,438,150

	Apparel: Manufacturing and Retail—2.6%
46,900	Abercrombie & Fitch Company — Class A	3,258,612
178,020	Coach, Inc.*	6,123,888

		9,382,500

	Automobiles/Motor Vehicles and Automotive Equipment—1.3%
42,640	Toyota Motor Corp. (ADR) (Japan)(8)	4,643,496

	Banks—2.9%
87,920	UBS AG (Switzerland)	5,214,535
140,000	Wells Fargo & Company	5,065,200

		10,279,735

	Broadcast Services/Media—2.3%
114,700	Comcast Corp. — Class A*(8)	4,226,695
198,720	News Corp. — Class A	3,904,848

		8,131,543

	Business Services and Supplies—1.9%
325,800	ABB, Ltd. (ADR) (Switzerland)	4,294,044
56,840	Global Payments, Inc.	2,501,528

		6,795,572

	Commercial Services—0.8%
70,500	Ecolab, Inc.(8)	3,018,810

	Computer Equipment, Software and Services—8.5%
107,810	Apple Computer, Inc.*	8,304,605
91,400	Citrix Systems, Inc.*	3,309,594
35,950	Cognizant Technology Solutions Corp. — Class A*	2,662,457
57,200	Electronic Arts, Inc.*	3,184,896
258,730	Oracle Corp.*	4,589,870
79,730	SanDisk Corp.*	4,268,744
891,000	Sun Microsystems, Inc.*	4,428,270

		30,748,436

	Diversified Operations and Services—4.8%
489,200	General Electric Company	17,268,760
See notes to portfolios of investments.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Electronics—1.3%
370,030	Flextronics International, Ltd. (Singapore)*	$4,677,179

	Financial Services—6.4%
12,000	Chicago Mercantile Exchange Holdings, Inc.	5,739,000
127,000	Nasdaq Stock Market, Inc.*	3,840,480
362,140	The Charles Schwab Corp.	6,482,306
41,110	The Goldman Sachs Group, Inc.	6,954,579

		23,016,365

	Food and Beverage—1.2%
115,430	Archer-Daniels-Midland Company	4,372,488

	Internet Services—10.6%
140,000	Akamai Technologies, Inc.*	6,998,600
650,490	Cisco Systems, Inc.*	14,961,271
29,400	Google, Inc. — Class A*	11,815,860
73,490	Nutri/System, Inc.*(8)	4,577,692

		38,353,423

	Leisure and Recreation—4.9%
140,200	International Game Technology	5,818,300
58,900	Las Vegas Sands Corp.*	4,025,815
101,610	Scientific Games Corp. — Class A*	3,231,198
82,000	Starwood Hotels & Resorts Worldwide, Inc.	4,689,580

		17,764,893

	Machinery—1.2%
67,900	Caterpillar, Inc.	4,467,820

	Manufacturing—2.1%
55,300	Precision Castparts Corp.(8)	3,492,748
93,400	Roper Industries, Inc.	4,178,716

		7,671,464

	Medical Equipment, Supplies, and Services—6.5%
157,200	Baxter International, Inc.	7,146,312
56,100	Covance, Inc.*	3,723,918
74,960	Henry Schein, Inc.*(8)	3,758,494
45,200	Intuitive Surgical, Inc.*(8)	4,766,340
63,200	Quest Diagnostics, Inc.(8)	3,865,312

		23,260,376

	Oil, Coal and Gas—2.1%
57,000	National-Oilwell Varco, Inc.*	3,337,350
96,100	XTO Energy, Inc.	4,048,693

		7,386,043

See notes to portfolios of investments.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals/Research and Development—10.1%
42,070	Allergan, Inc.	$4,737,503
69,060	Express Scripts, Inc.*	5,213,339
151,250	Gilead Sciences, Inc.*	10,390,876
67,000	Novartis AG (ADR) (Switzerland)	3,915,480
91,000	Pharmaceutical Product Development, Inc.	3,247,790
47,950	Roche Holding AG (ADR) (Switzerland)	4,217,203
91,100	Shire PLC (ADR) (United Kingdom)	4,499,429

		36,221,620

	Real Estate Development and Services—1.3%
191,950	CB Richard Ellis Group, Inc. — Class A*	4,721,970

	Retail—0.9%
121,610	The TJX Companies, Inc.	3,408,728

	Retail: Restaurants—1.0%
105,210	Starbucks Corp.*	3,582,401

	Scientific and Technical Instruments—1.5%
137,110	Thermo Electron Corp.*(8)	5,392,536

	Semiconductors—9.1%
339,000	Applied Materials, Inc.(8)	6,010,470
108,670	KLA-Tencor Corp.	4,832,555
118,600	MEMC Electronic Materials, Inc.*	4,344,318
388,980	Micron Technology, Inc.*	6,768,252
107,000	NVIDIA Corp.*	3,166,130
227,100	Texas Instruments, Inc.	7,551,075

		32,672,800

	Telecommunications Equipment and Services—7.6%
139,570	Crown Castle International Corp.*	4,918,447
1,730,290	JDS Uniphase Corp.*	3,789,335
356,530	Motorola, Inc.	8,913,250
83,490	NII Holdings, Inc.*	5,189,738
126,110	QUALCOMM, Inc.	4,584,099

		27,394,869

	Transportation—0.9%
73,230	CH Robinson Worldwide, Inc.	3,264,593

	Total Common Stocks
	(Cost $316,823,836)	354,596,065

Principal
	Securities Lending Collateral—9.5%
$34,278,102	Securities Lending Collateral Investment (Note 3) (Cost $34,278,102)	34,278,102

See notes to portfolios of investments.

AGGRESSIVE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Total Securities (Cost $351,101,938)	$388,874,167

	Repurchase Agreements—1.1%
$3,811,929	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $3,813,441 (Collateralized by Small Business Administration, 8.88%, due 01/25/17, with a value of $4,002,526) (Cost $3,811,929)	3,811,929

	Total Investments — 109.1% (Cost $354,913,867)	392,686,096

	Liabilities less other assets — (9.1)%	(32,862,100)

	Net Assets — 100.0%	$359,823,996

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $354,913,867.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation		$43,398,065
Gross unrealized depreciation		(5,625,836)

Net unrealized appreciation		$37,772,229

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—96.7%
	Advertising—0.2%
14,600	RH Donnelley Corp.	$772,340
47,800	The Interpublic Group of Companies, Inc.*	473,220

		1,245,560

	Aerospace and Defense—1.9%
392,000	Goodrich Corp.	15,883,840

	Agricultural Equipment—0.3%
109,400	AGCO Corp.*	2,773,290

	Agriculture—0.0%
1,800	Monsanto Company	84,618
14,800	The Mosaic Company*	250,120

		334,738

	Airlines—0.3%
35,700	Alaska Air Group, Inc.*	1,358,028
8,000	AMR Corp.*	185,120
10,200	Continental Airlines, Inc. — Class B*	288,762
121,900	ExpressJet Holdings, Inc.*	805,759
3,600	US Airways Group, Inc.*	159,588

		2,797,257

	Apparel: Manufacturing and Retail—1.2%
114,000	Jones Apparel Group, Inc.	3,698,160
46,400	Kellwood Company	1,337,712
21,600	Liz Claiborne, Inc.	853,416
60,100	The Cato Corp. — Class A	1,316,791
39,200	VF Corp.	2,859,640

		10,065,719

	Automobiles/Motor Vehicles and Automotive Equipment—2.3%
97,600	ArvinMeritor, Inc.	1,389,824
52,900	Autoliv, Inc.	2,915,319
83,800	Ford Motor Company	677,942
291,700	Genuine Parts Company	12,581,021
3,700	Johnson Controls, Inc.	265,438
53,100	Navistar International Corp.*	1,371,042

		19,200,586

	Banks—7.9%
111,600	AmSouth Bancorp	3,240,864
93,000	Comerica, Inc.	5,293,560
21,300	Downey Financial Corp.	1,417,302
197,200	Huntington Bancshares, Inc.	4,718,996
125,100	KeyCorp	4,683,744
255,200	Marshall & Ilsley Corp.	12,295,536
276,500	Mellon Financial Corp.	10,811,150
178,900	PNC Financial Services Group, Inc.	12,959,516
120,700	State Street Corp.	7,531,680
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Banks (continued)
22,100	UnionBanCal Corp.	$1,345,890
35,800	United Bankshares, Inc.	1,332,476

		65,630,714

	Broadcast Services/Media—0.6%
103,200	Tribune Company	3,376,704
166,400	Westwood One, Inc.	1,178,112

		4,554,816

	Business Services and Supplies—3.1%
169,800	Convergys Corp.*	3,506,370
4,800	Diebold, Inc.	208,944
148,100	Dun & Bradstreet Corp.*	11,106,019
6,500	Fluor Corp.	499,785
48,800	John H Harland Company	1,778,760
131,400	Manpower, Inc.	8,050,878
5,400	Ritchie Brothers Auctioneers, Inc. (Canada)	289,494

		25,440,250

	Chemicals—4.2%
21,500	Ashland, Inc.	1,371,270
5,800	Cabot Corp.	215,760
42,300	Eastman Chemical Company	2,285,046
8,600	Imperial Chemical Industries PLC (ADR) (United Kingdom)	257,398
146,500	PolyOne Corp.*	1,220,345
81,100	PPG Industries, Inc.	5,440,188
147,900	Rohm and Haas Company	7,003,065
92,600	Sensient Technologies Corp.	1,812,182
57,100	Spartech Corp.	1,528,567
284,600	Syngenta AG (ADR) (Switzerland)	8,589,228
65,300	The Lubrizol Corp.	2,986,169
63,400	The Valspar Corp.	1,686,440
2,036	Tronox, Inc. — Class B	26,000

		34,421,658

	Computer Equipment, Software and Services—3.0%
294,100	Activision, Inc.*	4,440,910
28,800	BMC Software, Inc.*	783,936
38,200	Computer Sciences Corp.*	1,876,384
38,100	Electronic Data Systems Corp.	934,212
70,900	Lexmark International, Inc. — Class A*	4,088,094
287,000	NCR Corp.*	11,330,760
76,600	Western Digital Corp.*	1,386,460

		24,840,756

	Construction Services and Supplies—2.5%
344,000	American Standard Companies, Inc.	14,437,680
34,700	Beazer Homes USA, Inc.	1,354,688
13,400	Chicago Bridge & Iron Company NV (the Netherlands)	322,404
3,800	Insituform Technologies, Inc. — Class A*	92,264
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Construction Services and Supplies (continued)
15,200	KB Home	$665,760
118,600	Masco Corp.	3,252,012
8,000	USG Corp.*	376,320

		20,501,128

	Consumer Goods and Services—2.2%
55,900	Blyth, Inc.	1,360,047
82,900	Eastman Kodak Company	1,856,960
98,700	Fortune Brands, Inc.	7,413,357
16,700	Loews Corp.-Carolina Group	925,013
2,900	Mohawk Industries, Inc.*	215,905
46,900	Newell Rubbermaid, Inc.	1,328,208
8,500	Reynolds American, Inc.	526,745
17,300	The Black & Decker Corp.	1,372,755
63,800	Tupperware Corp.	1,241,548
23,900	Whirlpool Corp.	2,010,229

		18,250,767

	Containers and Packaging—1.9%
327,800	Ball Corp.	13,259,510
77,700	Sonoco Products Company	2,613,828

		15,873,338

	Diversified Operations and Services—1.9%
36,600	LandAmerica Financial Group, Inc.	2,407,914
148,700	Textron, Inc.	13,011,250

		15,419,164

	Education—0.8%
126,800	Apollo Group, Inc. — Class A*	6,243,632

	Electronics—2.0%
107,800	Amphenol Corp. — Class A	6,676,054
289,800	Avnet, Inc.*	5,685,876
335,200	Sanmina-SCI Corp.*	1,253,648
435,000	Solectron Corp.*	1,418,100
99,500	Vishay Intertechnology, Inc.*	1,396,980

		16,430,658

	Energy Services—0.1%
11,800	Ballard Power Systems, Inc. (Canada)*	67,142
2,200	Energy Conversion Devices, Inc.*	81,488
6,100	FuelCell Energy, Inc.*	46,421
23,400	McDermott International, Inc. (Panama)*	978,120
8,100	Plug Power, Inc.*	32,967

		1,206,138

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Equipment Rental and Leasing—0.2%
60,300	United Rentals North America, Inc.*	$1,401,975

	Financial Services—3.1%
36,400	Advanta Corp. — Class B	1,343,160
25,200	AG Edwards, Inc.	1,342,656
44,900	AmeriCredit Corp.*	1,122,051
417,100	Amvescap PLC (ADR) (United Kingdom)	9,142,832
48,500	CIT Group, Inc.	2,358,555
363,400	E*TRADE Financial Corp.*	8,692,528
80,500	Friedman, Billings, Ramsey Group, Inc. — Class A	646,415
54,800	H&R Block, Inc.	1,191,352

		25,839,549

	Food and Beverage—1.9%
7,700	Archer-Daniels—Midland Company	291,676
161,700	Del Monte Foods Company	1,689,765
99,000	McCormick & Company, Inc.	3,760,020
10,600	Reddy Ice Holdings, Inc.	256,520
169,100	Sysco Corp.	5,656,395
53,200	The Pepsi Bottling Group, Inc.	1,888,600
116,300	Tyson Foods, Inc. — Class A	1,846,844

		15,389,820

	Insurance —7.9%
27,800	Ace, Ltd. (Cayman Islands)	1,521,494
265,900	Aon Corp.	9,006,033
19,600	Axis Capital Holdings, Ltd. (Bermuda)	679,924
14,800	CIGNA Corp.	1,721,536
64,680	Cincinnati Financial Corp.	3,108,521
7,900	Conseco, Inc.*	165,821
19,000	Everest Re Group, Ltd. (Bermuda)	1,853,070
143,600	Genworth Financial, Inc. — Class A	5,027,436
70,100	Horace Mann Educators Corp.	1,348,023
40,699	Lincoln National Corp.	2,526,594
29,000	Loews Corp.	1,099,100
225,100	MBIA, Inc.	13,830,144
56,300	MGIC Investment Corp.	3,376,311
92,000	Nationwide Financial Services, Inc. — Class A	4,425,200
18,800	PartnerRE, Ltd. (Bermuda)	1,270,316
25,100	Principal Financial Group, Inc.	1,362,428
71,500	Radian Group, Inc.	4,290,000
78,200	SAFECO Corp.	4,608,326
8,800	Torchmark Corp.	555,368
30,100	Unitrin, Inc.	1,329,517
13,700	Willis Group Holdings, Ltd. (Bermuda)	520,600
31,900	XL Capital, Ltd. — Class A (Cayman Islands)	2,191,530

		65,817,292

See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Internet Services—0.0%
16,200	McAfee, Inc.*	$396,252

	Leisure and Recreation—1.6%
170,900	Harrah’s Entertainment, Inc.	11,352,887
23,000	Hilton Hotels Corp.	640,550
35,500	Regal Entertainment Group — Class A	703,610
21,800	Royal Caribbean Cruises, Ltd. (Liberia)	846,058

		13,543,105

	Machinery—0.2%
8,100	Dover Corp.	384,264
9,400	Rockwell Automation, Inc.	546,140
6,500	Terex Corp.*	293,930
5,500	The Manitowoc Company, Inc.	246,345

		1,470,679

	Manufacturing—4.2%
110,000	Carlisle Companies, Inc.	9,251,000
5,600	Cooper Industries, Ltd. — Class A (Bermuda)	477,232
32,900	Crane Company	1,375,220
11,700	Eaton Corp.	805,545
42,200	EnPro Industries, Inc.*	1,268,532
70,600	Furniture Brands International, Inc.	1,344,224
217,400	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	8,256,852
60,600	Leggett & Platt, Inc.	1,516,818
113,300	Precision Castparts Corp.	7,156,028
28,800	SPX Corp.	1,539,072
83,400	Tredegar Corp.	1,396,116

		34,386,639

	Medical Equipment, Supplies, and Services—4.3%
339,901	Boston Scientific Corp.*	5,027,136
191,200	CR Bard, Inc.	14,340,000
18,200	Health Management Associates, Inc. — Class A	380,380
10,900	Health Net, Inc.*	474,368
19,400	Humana, Inc.*	1,282,146
60,700	Invacare Corp.	1,427,664
31,400	Kindred Healthcare, Inc.*	933,522
3,700	McKesson Corp.	195,064
227,500	Omnicare, Inc.	9,802,975
23,000	Universal Health Services, Inc. — Class B	1,378,390

		35,241,645

	Metals and Mining—0.5%
7,700	Freeport-McMoRan Copper & Gold, Inc. — Class B	410,102
36,700	Nucor Corp.	1,816,283
4,500	Phelps Dodge Corp.	381,150
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Metals and Mining (continued)
20,700	United States Steel Corp.	$1,193,976

		3,801,511

	Office Equipment and Services—0.3%
145,100	IKON Office Solutions, Inc.	1,950,144
5,100	Pitney Bowes, Inc.	226,287
900	Xerox Corp.*	14,004

		2,190,435

	Oil, Coal and Gas—7.7%
16,400	BJ Services Company	494,132
12,500	Cameron International Corp.*	603,875
41,200	El Paso Corp.	561,968
19,700	Enbridge, Inc. (Canada)	635,916
192,900	ENSCO International, Inc.	8,454,807
18,400	GlobalSantaFe Corp. (Cayman Islands)	919,816
50,400	Hess Corp.	2,087,568
54,599	Marathon Oil Corp.	4,198,663
11,800	Nabors Industries, Ltd. (Bermuda)*	351,050
57,100	National Fuel Gas Company	2,075,585
4,300	National—Oilwell Varco, Inc.*	251,765
7,700	Newfield Exploration Company*	296,758
185,200	ONEOK, Inc.	6,998,708
18,100	Pioneer Natural Resources Company	708,072
249,800	Questar Corp.	20,426,146
10,500	Smith International, Inc.	407,400
6,900	Southwestern Energy Company*	206,103
3,400	Suncor Energy, Inc. (Canada)	244,970
49,700	Sunoco, Inc.	3,090,843
33,000	Swift Energy Company*	1,380,060
376,700	The Williams Companies, Inc.	8,991,829
10,700	Weatherford International, Ltd. (Bermuda)*	446,404

		63,832,438

	Paper and Forest Products—0.3%
9,700	Bowater, Inc.	199,529
62,900	MeadWestvaco Corp.	1,667,479
16,300	Rayonier, Inc.	616,140
4,700	Temple-Inland, Inc.	188,470

		2,671,618

	Pharmaceuticals/Research and Development—3.8%
14,200	AmerisourceBergen Corp.	641,840
334,500	Endo Pharmaceuticals Holdings, Inc.*	10,887,975
4,800	Hospira, Inc.*	183,696
186,300	King Pharmaceuticals, Inc.*	3,172,689
166,400	Millipore Corp.*	10,200,320
26,400	Mylan Laboratories, Inc.	531,432
72,500	Novo Nordisk A/S (ADR) (Denmark)	5,402,700
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)
6,600	Watson Pharmaceuticals, Inc.*	$172,722

		31,193,374

	Printing and Publishing—0.5%
80,000	Gannett Company, Inc.	4,546,400

	Real Estate Development and Services—1.0%
182,050	Brookfield Asset Management, Inc. — Class A (Canada)	8,072,097

	Real Estate Investment Trusts—2.2%
39,800	American Home Mortgage Investment Corp.	1,387,826
210,000	Anthracite Capital, Inc.	2,700,600
2,200	Boston Properties, Inc.	227,348
17,900	Crescent Real Estate Equities Company	390,399
60,000	Entertainment Properties Trust	2,959,200
15,800	Equity Residential	799,164
84,700	Hospitality Properties Trust	3,997,840
114,600	HRPT Properties Trust	1,369,470
113,900	Innkeepers USA Trust	1,855,431
27,700	PS Business Parks, Inc.	1,670,310
38,998	RAIT Investment Trust	1,125,092

		18,482,680

	Retail—2.1%
61,000	Borders Group, Inc.	1,244,400
428,600	Dollar Tree Stores, Inc.*	13,269,456
22,600	Family Dollar Stores, Inc.	660,824
18,400	Federated Department Stores, Inc.	795,064
20,000	JC Penney Company, Inc.	1,367,800

		17,337,544

	Retail: Restaurants—1.4%
221,900	YUM! Brands, Inc.	11,549,895

	Retail: Supermarkets—0.2%
45,500	SUPERVALU, Inc.	1,349,075

	Rubber Products—0.2%
94,600	The Goodyear Tire & Rubber Company*	1,371,700

	Scientific and Technical Instruments—1.0%
442,200	PerkinElmer, Inc.	8,370,846

	Semiconductors—1.0%
26,900	Intersil Corp. — Class A	660,395
726,900	LSI Logic Corp.*	5,975,118
12,000	Microchip Technology, Inc.	389,040
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Semiconductors (continued)
37,000	National Semiconductor Corp.	$870,610

		7,895,163

	Telecommunications Equipment and Services—2.0%
106,700	CenturyTel, Inc.	4,232,789
29,300	Citizens Communications Company	411,372
471,000	Comverse Technology, Inc.*	10,098,240
3,200	Embarq Corp.	154,784
68,800	Qwest Communications International, Inc.*	599,936
66,100	Tellabs, Inc.*	724,456
48,900	Windstream Corp.	644,991

		16,866,568

	Tools—0.1%
14,400	The Stanley Works	717,840

	Toys—0.6%
11,500	Hasbro, Inc.	261,625
222,600	Mattel, Inc.	4,385,220

		4,646,845

	Transportation—1.2%
31,300	Arkansas Best Corp.	1,346,839
106,600	CSX Corp.	3,499,678
73,700	Sabre Holdings Corp. — Class A	1,723,843
57,200	Swift Transportation Company, Inc.*	1,356,784
57,500	YRC Worldwide, Inc.*	2,129,800

		10,056,944

	Utilities—10.8%
173,100	AGL Resources, Inc.	6,318,150
73,100	Alliant Energy Corp.	2,611,863
148,400	American Electric Power Company, Inc.	5,397,308
53,400	Cleco Corp.	1,347,816
683,300	CMS Energy Corp.*	9,866,852
12,700	Consolidated Edison, Inc.	586,740
7,600	Constellation Energy Group	449,920
17,400	DPL, Inc.	471,888
66,700	DTE Energy Company	2,768,717
21,200	Edison International	882,768
30,500	Energy East Corp.	723,460
167,100	FPL Group, Inc.	7,519,500
15,200	MDU Resources Group, Inc.	339,568
11,200	Mirant Corp.*	305,872
168,300	NiSource, Inc.	3,658,842
317,400	Northeast Utilities	7,385,898
52,100	OGE Energy Corp.	1,881,331
180,400	PG&E Corp.	7,513,660
See notes to portfolios of investments.

MID-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
117,300	Pinnacle West Capital Corp.	$5,284,365
354,500	PPL Corp.	11,663,050
24,800	Progress Energy, Inc.	1,125,424
135,900	Puget Energy, Inc.	3,089,007
20,800	Reliant Energy, Inc.*	256,048
9,500	SCANA Corp.	382,565
11,900	Sempra Energy	597,975
235,300	TECO Energy, Inc.	3,682,445
194,800	Xcel Energy, Inc.	4,022,620

		90,133,652

	Total Common Stocks (Cost $754,286,152)	799,687,590

Principal
	Repurchase Agreements—3.4%
$28,262,260	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $28,273,471 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 3.91%, due 09/01/33, with a value of $14,064,604 and various Small Business Administrations, 8.13%-9.08%, due 10/25/22-02/25/29, with a total value of $15,610,770) (Cost $28,262,260)	28,262,260

	Total Investments — 100.1% (Cost $782,548,412)	827,949,850
	Liabilities less other assets — (0.1)%	(1,114,806)

	Net Assets — 100.0%	$826,835,044

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $782,548,412.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$63,867,218
Gross unrealized depreciation	(18,465,780)

Net unrealized appreciation	$45,401,438

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks— 98.5%
	Advertising — 2.1%
120,000	Lamar Advertising Company — Class A*	$6,409,200

	Aerospace and Defense — 0.5%
67,115	BE Aerospace, Inc.*	1,415,455

	Automobiles/Motor Vehicles and Automotive Equipment — 1.1%
66,500	Oshkosh Track Corp.	3,356,255

	Banks— 1.0%
50,775	Compass Bancshares, Inc.	2,893,160

	Business Services and Supplies— 5.7%
124,000	Fiserv, Inc.*	5,839,160
71,245	Fluor Corp.	5,478,028
98,340	Manpower, Inc.	6,025,292

		17,342,480

	Computer Equipment, Software and Services — 10.4%
191,000	Activision, Inc.*	2,884,100
441,000	BEA Systems. Inc.*	6,703,200
233,835	Citrix Systems, Inc.*	8,467,165
82,000	Cognizant Technology Solutions Corp. — Class A*	6,072,920
155,961	FactSet Research Systems, Inc.	7,575,026

		31,702,411

	Construction Services and Supplies— 3.8%
196,000	Chicago Bridge & Iron Company NV (the Netherlands)	4,715,760
117,480	Washington Group International, Inc.	6,914,873

		11,630,633

	Consumer Goods and Services — 1.5%
120,620	Herbalife, Ltd. (Cayman Islands)*	4,569,086

	Correctional Facilities — 1.2%
83,000	Corrections Corp. of America*	3,589,750

	Energy Services — 1.7%
123,800	McDermott International, Inc. (Panama)*	5,174,840

	Financial Services— 7.0%
197,255	Lazard, Ltd. — Class A (Bermuda)(8)	7,886,255
71,000	MasterCard, Inc. — Class A*(8)	4,994,850
177,470	T Rowe Price Group, Inc.	8,491,939

		21,373,044

	Internet Services — 3.6%
138,185	Akamai Technologies, Inc.*	6,907,868
99,250	CheckFree Corp.*	4,101,010

		11,008,878

See notes to portfolios of investments.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Leisure and Recreation — 2.1%
230,015	Hilton Hotels Corp.	$6,405,918

	Manufacturing — 2.1%
141,368	Roper Industries, Inc.	6,324,804

	Medical Equipment, Supplies, and Services — 9.7%
146,280	Hologic, Inc.*(8)	6,366,106
37,000	Intuitive Surgical, lnc.*(8)	3,901,650
132,790	Psychiatric Solutions, Inc.*	4,526,811
134,110	Varian Medical Systems, Inc.*	7,160,133
211,445	VCA Antech, Inc.*	7,624,706

		29,579,406

	Metals and Mining — 1.6%
79,000	Precision Castparts Corp.	4,989,640

	Oil, Coal and Gas— 4.4%
129,075	Cameron International Corp.*	6,235,613
236,715	Southwestern Energy Company*	7,070,677

		13,306,290

	Pharmaceuticals/Research and Development — 6.9%
186,255	Celgene Corp.*	8,064,842
228,200	Pharmaceutical Product Development, Inc.	8,144,458
93,000	Shire PLC (ADR) (United Kingdom)	4,593,270

		20,802,570

	Real Estate Development and Services — 1.1%
139,715	CB Richard Ellis Group, Inc. — Class A*	3,436,989

	Retail—6.7%
146,000	Circuit City Stores, Inc.	3,666,060
226,245	Coldwater Creek, Inc.*	6,506,807
95,862	Game Stop Corp. — Class A*(8)	4,436,493
207,000	The TJX Companies, Inc.	5,802,210

		20,411,570

	Retail: Restaurants— 2.2%
112,954	Panera Bread Company — Class A*	6,579,571

	Scientific and Technical Instruments — 5.0%
160,000	Applera Corp.-Applied Biosystems Group	5,297,600
112,000	Garmin Ltd. (Cayman Islands)(8)	5,463,360
91,000	Trimble Navigation, Ltd.*	4,284,280

		15,045,240

See notes to portfolios of investments.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Semiconductors — 6.2%
142,995	Broadcom Corp. — Class A*	$4,338,468
215,035	Intersil Corp. — Class A	5,279,109
186,000	Marvell Technology Group, Ltd. (Bermuda)*	3,602,820
323,000	Micron Technology, Inc.*	5,620,201

		18,840,598

	Telecommunications Equipment and Services — 10.9%
259,921	American Tower Corp. — Class A*	9,487,116
230,320	Crown Castle International Corp.*	8,116,476
172,742	Harris Corp.	7,685,292
121,415	Nil Holdings, Inc.*	7,547,156

		32,836,040

	Total Common Stocks (Cost $270,235, 714)	299,023,828

Principal
	Securities Lending Collateral — 8.7%
$26,465,688	Securities Lending Collateral investment (Note 3) (Cost $26,465,688)	26,465,688

	Total Securities (Cost $296,701,402)	325,489,516

	Repurchase Agreements — 2.0%
6,105,040	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $6,107,462 (Collateralized by Small Business Administration, 8.88%, due 08/25/27, with a value of $6,410,293 (Cost $6,105,040)	6,105,040

	Total Investments — 109.2% (Cost $302,806,442)	331,594,556

	Liabilities less other assets — (9.2)%	(27,992,798)

	Net Assets — 100.0%	$303,601,758

See notes to portfolios of investments.

MID-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)
The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $302,806,442.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$34,159,262
Gross unrealized depreciation	(5,371,148)

Net unrealized appreciation	$28,788,114

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks—92.5%
	Aerospace and Defense—2.7%
72,157	Moog, Inc. — Class A*	$2,500,962
72,700	United Industrial Corp.	3,889,450

		6,390,412

	Apparel: Manufacturing and Retail—2.8%
103,600	K-Swiss, Inc. — Class A	3,114,216
52,672	Phillips-Van Heusen Corp.	2,200,109
89,214	Stein Mart, Inc.	1,356,945

		6,671,270

	Automobile: Retail—1.0%
102,300	Sonic Automotive, Inc.	2,362,107

	Automobiles/Motor Vehicles and Automotive Equipment—3.3%
44,300	BorgWarner, Inc.	2,532,631
67,400	Oshkosh Truck Corp.	3,401,678
55,900	Winnebago Industries, Inc.	1,754,142

		7,688,451

	Banks—10.9%
77,800	BankUnited Financial Corp. — Class A	2,028,246
203,200	Brookline Bancorp, Inc.	2,794,000
105,500	Citizens Banking Corp. — Michigan	2,770,430
128,300	Corus Bankshares, Inc.	2,868,788
60,100	Digital Insight Corp.*	1,762,132
149,036	First Commonwealth Financial Corp.	1,941,939
40,500	Franklin Bank Corp. — Houston, Texas	805,140
76,373	Oriental Financial Group, Inc. — Puerto Rico	910,366
56,100	Pacific Capital Bancorp	1,513,017
40,100	PFF Bancorp, Inc.	1,485,304
54,000	Sterling Financial Corp. —Spokane	1,751,220
118,500	Washington Federal, Inc.	2,659,140
65,391	Whitney Holding Corp.	2,339,036

		25,628,758

	Broadcast Services/Media—0.6%
127,040	Journal Communications, Inc. — Class A	1,431,741

	Business Services and Supplies—1.7%
39,700	Administaff, Inc.	1,337,890
101,700	NCO Group, Inc.*	2,666,574

		4,004,464

	Collectibles—0.8%
59,500	Sotheby’s	1,918,280

	Computer Equipment, Software and Services—2.0%
66,600	Checkpoint Systems, Inc.*	1,099,566
48,952	MTS Systems Corp.	1,583,108
See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)
67,817	Verint Systems, Inc.*	$2,037,901

		4,720,575

	Construction Services and Supplies—3.9%
60,100	Granite Construction, Inc.	3,206,335
44,400	Hovnanian Enterprises, Inc. — Class A*	1,302,696
28,900	Meritage Homes Corp.*	1,202,529
50,400	Standard Pacific Corp.	1,184,400
46,900	Universal Forest Products, Inc.	2,300,445

		9,196,405

	Consumer Goods and Services—0.8%
69,300	Elizabeth Arden, Inc.*	1,119,888
19,600	The Scotts Miracle—Gro Company — Class A	872,004

		1,991,892

	Distribution—1.1%
55,853	Watsco, Inc.	2,569,797

	Diversified Operations and Services—0.8%
40,300	ESCO Technologies, Inc.*	1,855,412

	Education—0.9%
60,762	School Specialty, Inc.*	2,144,291

	Electronics—1.3%
208,555	Sonic Solutions*	3,178,378

	Engineering—0.6%
34,400	URS Corp.*	1,337,816

	Equipment Rental and Leasing—0.2%
23,900	Aaron Rents, Inc.	549,222

	Financial Services—3.2%
29,570	Accredited Home Lenders Holding Company*	1,062,746
45,200	Asset Acceptance Capital Corp.*	734,500
56,000	Calamos Asset Management, Inc. —Class A	1,641,920
46,600	Eaton Vance Corp.	1,344,876
49,500	Jefferies Group, Inc.	1,410,750
48,993	Raymond James Financial, Inc.	1,432,555

		7,627,347

	Food and Beverage—0.9%
72,200	United Natural Foods, Inc.*	2,237,478

	Funeral Services—1.2%
293,800	Service Corp. International	2,744,092

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Insurance—6.8%
42,600	American Physicians Capital, Inc.*	$2,060,988
178,250	Delphi Financial Group, Inc. — Class A	7,108,610
24,400	Philadelphia Consolidated Holding Corp.*	970,632
14,600	Protective Life Corp.	667,950
47,600	State Auto Financial Corp.	1,454,180
90,600	The Commerce Group, Inc.	2,722,530
31,600	United Fire & Casualty Company	989,080

		15,973,970

	Internet Services—0.7%
31,900	Digital River, Inc.*	1,630,728

	Leisure and Recreation—0.8%
64,100	WMS Industries, Inc.*	1,872,361

	Machinery—2.2%
112,200	Applied Industrial Technologies, Inc.	2,737,680
55,800	Bucyrus International, Inc. — Class A	2,367,036

		5,104,716

	Manufacturing—1.2%
66,300	FLIR Systems, Inc.*	1,800,708
69,500	Hexcel Corp.*	983,425

		2,784,133

	Medical Equipment, Supplies, and Services—10.4%
44,800	AMERIGROUP Corp.*	1,323,840
49,900	Centene Corp.*	820,356
19,400	Covance, Inc.*	1,287,772
41,500	Healthways, Inc.*	1,850,900
96,600	Immucor, Inc.*	2,164,806
73,300	Magellan Health Services, Inc.*	3,122,580
63,200	Matria Healthcare, Inc.*	1,756,328
75,800	Owens & Minor, Inc.	2,493,062
82,500	Sunrise Senior Living, Inc.*	2,464,275
120,500	Syneron Medical, Ltd. (Israel)*	2,783,550
57,850	United Surgical Partners International, Inc.*	1,436,416
78,200	West Pharmaceutical Services, Inc.	3,070,914

		24,574,799

	Office Equipment and Supplies—1.2%
127,644	Global Imaging Systems, Inc.*	2,817,103

	Oil, Coal and Gas—11.6%
38,100	Cabot Oil & Gas Corp.	1,826,133
39,600	Energy Partners, Ltd.*	976,140
79,900	Frontier Oil Corp.	2,123,742
47,939	Headwaters, Inc.*	1,119,376
See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Oil, Coal and Gas (continued)
53,100	Holly Corp.	$2,300,823
78,900	National Fuel Gas Company	2,868,015
44,600	Oceaneering International, Inc.*	1,373,680
26,900	ONEOK, Inc.	1,016,551
41,100	Penn Virginia Corp.	2,606,151
95,400	Swift Energy Company*	3,989,627
27,200	The Houston Exploration Company*	1,500,080
57,000	Tidewater, Inc.	2,518,830
81,100	World Fuel Services Corp.	3,280,495

		27,499,643

	Paper and Forest Products—1.0%
63,100	Rayonier, Inc.	2,385,180

	Pharmaceuticals/Research and Development—2.7%
132,993	Mannatech, Inc.	2,356,635
87,700	Perrigo Company	1,488,269
57,400	PRA International(*)	1,532,006
46,100	Salix Pharmaceuticals, Ltd.*	625,116
72,900	VaxGen, Inc.*(8)	331,331

		6,333,357

	Real Estate Investment Trusts—3.1%
57,600	Healthcare Realty Trust, Inc.	2,212,416
109,700	National Retail Properties, Inc.	2,369,520
47,900	Sovran Self Storage, Inc.	2,660,845

		7,242,781

	Retail—2.7%
72,000	EZCORP, Inc. — Class A*	2,784,960
22,000	Guitar Center, Inc.*	982,960
44,800	The Pantry, Inc.*	2,525,376

		6,293,296

	Retail: Restaurants—2.1%
23,900	Brinker International, Inc.	958,151
96,393	Lone Star Steakhouse & Saloon, Inc.	2,676,834
62,500	Sonic Corp.*	1,413,125

		5,048,110

	Semiconductors—1.1%
173,700	OmniVision Technologies, Inc.*	2,478,699

	Tools—0.5%
24,900	Snap-on, Inc.	1,109,295

	Transportation—1.3%
71,900	Arkansas Best Corp.	3,093,857

See notes to portfolios of investments.

SMALL-CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Utilities—2.4%
76,900	American States Water Company	$2,941,425
37,500	PNM Resources, Inc.	1,033,875
46,830	UIL Holdings Corp.	1,756,125

		5,731,425

	Total Common Stocks (Cost $216,252,787)	218,221,641

Principal
	Securities Lending Collateral—0.1%
$340,000	Securities Lending Collateral Investment (Note 3) (Cost $340,000)	340,000

	Total Securities (Cost $216,592,787)	218,561,641

	Repurchase Agreements—6.3%
14,814,666	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $14,820,543 (Collateralized by various Small Business Administrations, 8.13%—8.63%, due 01/25/16—10/25/28, with a total value of $15,555,400) (Cost $14,814,666)	14,814,666

	Total Investments — 98.9% (Cost $231,407,453)	233,376,307

	Other assets less liabilities — 1.1%	2,521,399

	Net Assets — 100.0%	$235,897,706

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $231,407,453. The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation		$9,780,967
Gross unrealized depreciation		(7,812,113)

Net unrealized appreciation		$1,968,854

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks— 97.1%
	Advertising — 0.1%
32,100	Catalina Marketing Corp.	$882,750

	Aerospace and Defense — 0.8%
91,000	BE Aerospace, Inc.*	1,919,190
49,700	HEICO Corp.(8)	1,704,710
7,200	Innovative Solutions and Support, Inc.*	104,616
3,300	K&F Industries Holdings, Inc.*	61,974
89,650	Moog, Inc. — Class A*	3,107,269
112,800	Orbital Sciences Corp.*	2,117,256
11,800	Teledyne Technologies, Inc.*	467,280
4,500	United Industrial Corp.	240,750

		9,723,045

	Airlines — 0.6%
281,750	AirTran Holdings, Inc.*(8)	2,794,960
115,900	Continental Airlines, Inc. — Class B*(8)	3,281,129
160,600	ExpressJet Holdings, Inc.*	1,061,566

		7,137,655

	Apparel: Manufacturing and Retail — 4.7%
18,800	AnnTaylor Stores Corp.*	786,968
191,960	Cache, Inc.*	3,434,164
96,460	Carter’s, Inc.*	2,545,579
48,000	Charlotte Russe Holding, Inc.*	1,321,920
2,200	Citi Trends, Inc.*(8)	75,922
4,650	Columbia Sportswear Company* (8)	259,610
103,400	Crocs, Inc.*(8)	3,510,430
62,000	Deckers Outdoor Corp. *(8)	2,933,840
7,400	Guess?, Inc.*(8)	359,122
192,420	Iconix Brand Group, Inc.*(8)	3,097,962
77,273	Jos A Bank Clothiers, Inc.*(8)	2,315,099
100,000	Kellwood Company	2,883,000
12,300	Mothers Work, Inc.*	591,876
129,500	Payless ShoeSource, Inc.*	3,224,550
111,450	Phillips-Van Heusen Corp.(8)	4,655,267
362,850	Quiksilver, Inc.*(8)	4,408,628
10,500	Skechcrs USA, Inc. — Class A*	246,855
182,300	Slage Stores, Inc.	5,348,681
118,200	Stein Mart, Inc.	1,797,822
9,100	Steven Madden, Ltd.	357,084
169,400	The Cato Corp. — Class A	3,711,554
8,500	The Dress Barn, Inc.*	185,470
56,800	The Gymboree Corp.*	2,395,824
70,300	The Talbots, Inc.	1,915,675
113,100	The Wet Seal, Inc. — Class A*	694,434
7,300	Tween Brands, Inc.*	274,480
90,800	Wolverine World Wide, Inc.	2,570,548

		55,902,364

	Automobile: Retail—0.1%
29,600	Group 1 Automotive, Inc.	1,477,040

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Automobiles/Motor Vehicles and Automotive Equipment — 0.4%
16,200	Accuride Corp.*	$178,362
66,800	Aftermarket Technology Corp.*	1,186,368
6,300	Commercial Vehicle Group, Inc.*	121,338
19,600	CSK Auto Corp.*	276,360
9,900	Keystone Automotive Industries, Inc.*	376,398
64,550	Modine Manufacturing Company	1,570,502
2,900	Standard Motor Products, Inc.	34,771
35,800	Winnebago Industries, Inc.(8)	1,123,404

		4,867,503

	Banks— 6.5%
10,310	1st Source Corp.	304,351
88,100	AMCORE Financial, Inc.	2,668,549
12,800	Ameris Bancorp	348,288
1,400	Anchor BanCorp Wisconsin, Inc.	39,984
1,545	Arrow Financial Corp.	39,181
149,100	Astoria Financial Corp.	4,595,261
18,800	BancFirst Corp.	878,336
18,200	BancorpSouth, Inc.	505,232
2,900	Bank Mutual Corp.	35,177
12,875	Bank of Granite Corp.	225,699
8,400	BankFinancial Corp.	146,916
58,373	BankUnited Financial Corp. — Class A(8)	1,521,784
53,603	Boston Private Financial Holdings, Inc.	1,494,452
7,000	Cadence Financial Corp.	141,890
7,300	Camden National Corp.	293,460
1,800	Capital Corp of the West	55,836
5,200	Center Financial Corp.	123,656
10,100	Chittenden Corp.	289,769
6,300	Citizens Banking Corp. — Michigan(8)	165,438
1,400	Citizens First Bancorp, Inc.	35,644
13,300	City Bank — Lynwood, Washington	625,499
19,900	City Holding Company	793,413
2,900	Coastal Financial Corp.	36,540
19,800	Columbia Banking System, Inc.	633,798
4,400	Community Bancorp*(8)	134,244
8,200	Community Bank System, Inc.	181,712
10,300	Community Trust Bancorp, Inc.	387,795
82,000	Corus Bankshares, Inc. (8)	1,833,520
27,800	Dime Community Bancshares	409,494
43,500	East West Bancorp, Inc.	1,723,035
3,400	Financial Institutions, Inc.	79,424
13,600	First Charter Corp.	327,216
5,350	First Citizens Bancshares, Inc. — Class A	1,022,385
1,100	First Community Bancorp	61,545
1,500	First Community Bancshares, Inc.	50,055
70,600	First Financial Bancorp(8)	1,123,246
20,500	First Financial Bankshares, Inc.	782,075
2,200	First Financial Corp.	70,202
11,900	First Financial Holdings, Inc.	407,218
29,600	First Indiana Corp.	769,896
80,050	First Midwest Bancorp, Inc.	3,033,094
2,900	First Place Financial Corp.	65,714
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Banks (continued)
1,200	First Regional Bancorp*	$40,884
4,100	First State Bancorp	106,477
57,600	Flagstar Bancorp, Inc.	838,080
135,100	Fremont General Corp.(8)	1,890,049
40,650	Frontier Financial Corp. (8)	1,054,461
4,000	Great Southern Bancorp, Inc.	112,400
40,600	Greater Bay Bancorp	1,145,326
38,400	Hancock Holding Company	2,056,320
10,200	Horizon Financial Corp.	304,572
12,700	Independent Bank Corp. — Massachusetts	413,004
5,775	Independent Bank Corp. — Michigan	140,217
11,400	Integra Bank Corp.	288,192
92,000	International Bancshares Corp.	2,730,560
9,500	ITLA Capital Corp.	510,720
7,000	Keamy Financial Corp.	106,260
16,400	KNBT Bancorp, Inc.	263,712
8,800	Lakeland Financial Corp.	206,888
1,650	Macatawa Bank Corp.	37,769
2,400	MAF Bancorp, Inc.	99,096
7,700	MainSource Financial Group, Inc.	130,669
65,150	MB Financial, Inc.	2,402,081
27,000	Mid-State Bancshares	738,720
2,400	Nara Bancorp, Inc.	43,896
3,399	National Penn Bancshares, Inc.	66,688
3,000	NBT Bancorp, Inc.	69,780
175,350	NewAlliance Bancshares, Inc.	2,568,878
13,200	OceanFirst Financial Corp.	283,140
6,600	Old National Bancorp	126,060
12,600	Old Second Bancorp, Inc.	377,496
45,900	Oriental Financial Group, Inc. — Puerto Rico(8)	547,128
75,300	Pacific Capital Bancorp	2,030,841
1,400	Park National Corp.	140,126
3,400	Partners Trust Financial Group, Inc.	36,414
2,900	PennFed Financial Services, Inc.	48,633
3,400	People’s Bancorp, Inc.	99,382
44,900	PFF Bancorp, Inc.	1,663,096
1,400	Placer Sierra Bancshares	31,094
1,500	Preferred Bank — Los Angeles, California	89,955
42,470	PrivateBancorp, Inc.(8)	1,941,728
4,400	Provident Bankshares Corp.	163,020
1,400	Provident Financial Holdings, Inc.	42,196
27,900	S&T Bancorp, Inc.	906,750
5,000	Sandy Spring Bancorp, Inc.	176,800
17,600	Santander BanCorp — Puerto Rico	332,464
3,700	SCBT Financial Corp.	138,380
7,400	Simmons First National Corp. — Class A	214,674
4,400	Smithtown Bancorp, Inc.	118,756
4,300	Sterling Bancshares, Inc. — Texas	87,075
7,500	Sterling Financial Corp. — Pennsylvania	164,925
88,050	Sterling Financial Corp. — Spokane(8)	2,855,461
8,800	Suffolk Bancorp	280,896
100,500	SVB Financial Group*(8)	4,486,319
10,800	SY Bancorp, Inc.	320,436
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Banks (continued)
7,100	Taylor Capital Group, Inc.	$209,805
36,300	TierOne Corp.	1,231,659
10,400	TrustCo Bank Corp. NY	112,736
33,800	Trustmark Corp.	1,062,334
2,500	Uninvest Corp. of Pennsylvania	72,225
8,600	Union Bankshares Corp.	381,152
40,900	United Bankshares. Inc.	1,522,298
24,200	United Community Financial Corp.	298,144
12,300	USB Holding Company, Inc.	271,338
99,350	Virginia Commerce Bancorp, Inc.*(8)	2,205,570
13,000	Washington Trust Bancorp, Inc.	344,630
1,900	Wauwatosa Holdings, Inc.*	33,535
9,800	WesBanco, Inc.	286,356
3,000	West Bancorp	51,330
11,300	West Coast Bancorp	345,102
50,350	Westamerica Bancorp	2,543,179
6,700	Western Alliance Bancorp*(8)	220,430
20,750	Wintrust Financial Corp.	1,040,613
16,200	WSFS Financial Corp.	1,007,478

		77,768,881

	Broadcast Services/Media — 0.5%
88,700	Citadel Broadcasting Company	833,780
84,150	CKX, Inc.*	1,047,668
22,800	Cumulus Media, Inc. — Class A*	217,968
48,700	Entercom Communications Corp.	1,227,240
12,200	Gray Television, Inc.	78,202
46,800	Martha Stewart Living Omnimedia, Inc. — Class A(8)	831,168
99,000	Sinclair Broadcast Group, Inc. — Class A	777,150
79,400	Westwood One, Inc.	562,152

		5,575,328

	Business Services and Supplies — 3.5%
50,600	Acxiom Corp.	1,247,796
62,250	Administaff, Inc.	2,097,825
17,400	Ambassadors Group, Inc.(8)	492,072
129,228	Barrett Business Services, Inc.*	2,774,525
143,300	CSG Systems International, Inc.*	3,787,419
7,500	Diamond Management & Technology Consultants, Inc.*	83,550
32,500	First Consulting Group, Inc.*	316,875
140,500	FirstService Corp. (Canada)*	3,346,710
13,800	Forrester Research, Inc.*	363,078
100,000	Global Payments, Inc.	4,401,000
10,400	Huron Consulting Group, Inc.*	407,680
63,700	John H Hariand Company	2,321,865
106,500	LightBridge, Inc.*	1,248,180
75,450	MAXIMUS, Inc.	1,969,245
104,000	Money Gram International, Inc.	3,022,240
193,590	Optimal Group, Inc.— Class A (Canada)*(8)	2,276,618
70,710	Portfolio Recovery Associates, Inc.* (8)	3,102,048
111,000	Spherion Corp.*	793,650
91,700	Symyx Technologies, Inc.*	1,943,123
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Business Services and Supplies (continued)
87,900	TeleTech Holdings, Inc.*	$1,373,877
1,900	The Corporate Executive Board Company	170,829
106,500	UniFirst Corp.	3,327,060
23,400	Vertrue, Inc.*	920,088

		41,787,353

	Chemicals — 1.3%
124,300	Compass Minerals International, Inc.	3,518,933
15,600	HB Fuller Company	365,664
6,100	Innospec, Inc.	181,170
95,500	OM Group, Inc.*	4,196,270
16,200	Pioneer Companies, Inc.*	397,062
80,000	PolyOne Corp.*	666,400
36,400	Spartech Corp.	974,428
125,300	Tetra Tech, Inc.*	2,182,726
54,500	The Valspar Corp.	1,449,700
32,100	Westlake Chemical Corp.	1,027,521

		14,959,874

	Commercial Services — 0.3%
3,000	Central Parking Corp.	49,500
7,800	Coinmach Service Corp. — Class A	77,454
3,700	ICT Group, Inc.*	116,439
27,700	Jackson Hewitt Tax Service, Inc.	831,277
6,400	Standard Parking Corp.*	200,832
65,890	Steiner Leisure, Ltd. (Bahama Islands)*	2,770,675

		4,046,177

	Computer Equipment, Software and Services — 5.3%
65,900	Activision, Inc.*	995,090
104,700	Advent Software, Inc.*	3,791,187
113,700	Agilysys, Inc.	1,596,348
79,500	Altiris, Inc.*	1,676,655
20,100	Ansoft Corp.*	500,691
22,600	Aspen Technology, Inc.*(8)	246,792
28,800	Avocent Corp.*	867,456
28,900	Black Box Corp.	1,124,788
9,200	Blackbaud, Inc.	202,308
71,600	Brocade Communications Systems, Inc.*	505,496
137,650	Checkpoint Systems, Inc.*	2,272,602
162,490	Concur Technologies, Inc.*(8)	2,364,230
61,400	Digimarc Corp.*	475,850
90,500	Electronics For Imaging, Inc.*	2,070,640
13,050	FactSet Research Systems, Inc.	633,839
70,300	Imation Corp.	2,822,545
5,700	Infocrossing, Inc.*(8)	76,437
62,800	Intergraph Corp.*	2,692,864
46,400	Jack Henry & Associates, Inc.	1,010,128
6,800	JDA Software Group, Inc.*	104,856
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)
73,500	Keane, Inc.*	$1,059,135
49,577	L-l Identity Solutions, Inc.*(8)	646,980
51,100	Manhattan Associates, Inc.*	1,233,554
38,400	Mentor Graphics Corp.*	540,672
32,400	MicroStrategy, Inc. — Class A*(8)	3,299,292
43,400	MTS Systems Corp.	1,403,556
215,800	Omniture, Inc.*	1,702,662
20,600	Open Solutions, Inc.*	593,486
25,690	Parametric Technology Corp.*	448,547
96,200	Red Hat, Inc.*(8)	2,027,896
4,400	Riverbed Technology, Inc.*	85,800
6,100	Salesforce.com, Inc.*	218,868
3,700	SPSS, Inc.*	92,241
146,900	Sybase, Inc.*	3,560,856
122,300	Sykes Enterprises, Inc.*	2,488,805
66,500	Synaptics, Inc.*(8)	1,620,605
113,600	The Reynolds and Reynolds Company — Class A	4,488,336
119,700	THQ, Inc.*	3,491,649
31,200	Transaction Systems Architects, Inc. — Class A*	1,070,784
55,700	Trident Microsystems, Inc.*(8)	1,295,582
10,600	Tyler Technologies, Inc.*	137,058
13,100	Western Digital Corp.*	237,110
460,000	Wind River Systems, Inc.*(8)	4,926,599

		62,700,875

	Construction Services and Supplies — 2.3%
36,600	BlueLinx Holdings, Inc.	348,432
15,700	Brookfield Homes Corp.(8)	442,112
18,200	Building Materials Holding Corp.(8)	473,564
43,500	Eagle Materials, Inc.	1,465,080
34,900	Granite Construction, Inc. (8)	1,861,915
88,050	Hovnanian Enterprises, Inc. — Class A*(8)	2,583,387
21,200	Matrix Service Company*(8)	277,508
137,450	Meritage Homes Corp.*	5,719,294
102,950	Simpson Manufacturing Company, Inc. (8)	2,782,739
130,300	Standard Pacific Corp.(8)	3,062,050
118,980	Team, Inc.*(8)	2,981,639
25,225	Technical Olympic USA, Inc.	247,962
118,750	Trex Company, Inc.*(8)	2,869,000
3,300	Washington Group International, Inc. *	194,238
121,150	WCI Communities, Inc.*(8)	2,112,856

		27,421,776

	Consumer Goods and Services — 2.8%
4,430	Bare Escentuals, Inc.*	120,275
67,180	Central Garden & Pet Company*	3,242,107
40,600	Chattem, Inc.*(8)	1,425,872
4,900	CNS, Inc.	138,327
96,100	Elizabeth Arden, Inc.*	1,552,976
17,300	FTD Group, Inc.*	267,285
197,550	Helen Of Troy, Ltd. (Bermuda)*(8)	3,468,977
68,350	Herbalife, Ltd. (Cayman Islands)*	2,589,098
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Goods and Services (continued)
59,150	NBTY, Inc.*	$1,731,321
37,900	Playtex Products, Inc.*	507,860
143,980	Rollins, Inc.	3,039,418
140,550	Tempur-Pedic International, Inc.* (8)	2,413,244
58,400	The Scotts Miracle-Gro Company — Class A (8)	2,598,216
177,650	The Yankee Candle Company, Inc.	5,199,815
79,275	Vector Group, Ltd, (8)	1,285,841
1,900	WD-40 Company	67,773
92,050	Weight Watchers International, Inc.	4,081,496

		33,729,901

	Containers and Packaging — 0.0%
3,500	Greif, Inc. — Class A	280,385
4,900	Silgan Holdings, Inc.	184,044

		464,429

	Correctional Facilities — 0.0%
10,500	The Geo Group, Inc.*	443,625

	Distribution — 1.0%
60,510	MWI Veterinary Supply, Inc.*	2,028,900
69,850	United Stationers, Inc.*	3,248,724
132,850	Universal Corp.	4,853,010
49,400	Watsco, Inc.	2,272,894

		12,403,528

	Diversified Operations and Services — 0.4%
16,400	Compass Diversified Trust	250,920
71,300	LandAmerica Financial Group, Inc. (8)	4,690,827
15,500	Resource America, Inc. — Class A	322,400

		5,264,147

	Education — 0.2%
11,200	Corinthian Colleges, Inc.*	121,072
62,000	School Specialty, Inc.*(8)	2,187,980

		2,309,052

	Electrical Components and Equipment — 0.1%
37,900	The Lamson & Sessions Company*(8)	902,778

	Electronics — 2.5%
126,799	Belden CDT, Inc.	4,847,526
15,700	Benchmark Electronics, Inc.*	422,016
17,300	Cirrus Logic, Inc.*	126,117
396,550	Flextronics International, Ltd. (Singapore)*	5,012,392
46,450	Harman International Industries, Inc.	3,875,788
20,900	Merix Corp. *(8)	200,849
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Electronics (continued)
168,400	Micrel, Inc.*	$1,614,956
176,700	Nam Tai Electronics, Inc. (British Virgin Islands)	2,171,643
42,600	Park Electrochemical Corp.	1,349,568
631,650	Sanmina-SCI Corp.*	2,362,371
58,850	Sonic Solutions*(8)	896,874
372,730	SRS Labs, Inc.*	2,310,926
139,050	Synopsys, Inc.*	2,742,066
151,500	TTM Technologies, Inc.*	1,772,550

		29,705,642

	Energy Services — 0.0%
5,150	Energy Conversion Devices, Inc.*	190,756

	Engineering — 0.3%
11,700	EMCOR Group, Inc.*	641,628
76,850	URS Corp.*	2,988,697

		3,630,325

	Environmental Waste Management and Recycling Services — 0.4%
276,500	Allied Waste Industries, Inc.*(8)	3,116,155
55,300	Metal Management, Inc.	1,539,552

		4,655,707

	Equipment Rental and Leasing — 0.3%
75,300	Aaron Rents, Inc.(8)	1,730,394
76,900	Rent-A-Center, Inc.*	2,252,401

		3,982,795

	Financial Services — 5.7%
98,550	Accredited Home Lenders Molding Company*(8)	3,541,887
21,850	Affiliated Managers Group, Inc.*(8)	2,187,404
127,800	Asset Acceptance Capital Corp.*	2,076,750
70,100	ASTA Funding, Inc.(8)	2,628,049
22,400	Calamos Asset Management, Inc. — Class A	656,768
84,100	CapitalSource, Inc.	2,171,462
274,650	E*TRADE Financial Corp.*	6,569,627
137,150	Eaton Vance Corp.	3,958,149
33,700	Federal Agricultural Mortgage Corp. — Class C	892,039
22,230	GFI Group, Inc.*	1,229,097
76,410	Greenhill & Company, Inc.(8)	5,120,998
36,800	International Securities Exchange Holdings, Inc.(8)	1,725,552
69,840	Investment Technology Group. Inc.*	3,125,340
287,800	Jefferies Group, Inc.	8,202,299
291,700	Knight Capital Group, Inc. — Class A*	5,308,940
57,500	LaBranche & Company, Inc.*(8)	596,275
14,800	Morningstar, Inc.*	546,120
2,700	Nelnet, Inc. — Class A*	82,998
26,650	Nuveen Investments — Class A	1,365,280
47,200	Ocwen Financial Corp.*	703,280
71,300	optionsXpress Holdings, Inc.	1,987,844
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Financial Services (continued)
11,400	Piper Jaffray Companies, Inc.*	$691,068
156,350	Raymond James Financial, Inc.	4,571,674
35,650	SEI Investments Company	2,003,174
19,500	Susquehanna Bancshares, Inc.	476,580
16,350	The Student Loan Corp.	3,142,143
97,200	TradeStation Group, Inc.*	1,464,804
41,100	W Holding Company, Inc. — Puerto Rico(8)	242,901

		67,268,502

	Food and Beverage — 0.6%
36,200	Boston Beer Company, Inc. — Class A*	1,189,170
1,500	Coca-Cola Bottling Company	92,970
1,900	Farmer Brothers Company	39,026
41,560	Hansen Natural Corp.*	1,349,869
42,400	Nash Finch Company(8)	997,672
43,100	Premium Standard Farms, Inc.	821,055
210,490	SunOpta, Inc. (Canada)*(8)	2,224,879

		6,714,641

	Insurance — 3.8%
19,000	American Physicians Capital, Inc.*	919,220
260,974	Amerisafe, Inc.*	2,557,545
147,500	Assured Guaranty, Ltd. (Bermuda)	3,824,675
167,225	Delphi Financial Group, Inc. — Class A	6,668,932
5,500	Direct General Corp.	74,030
3,400	FBL Financial Group, Inc. — Class A	113,798
10,000	FPIC Insurance Group, Inc.*(8)	396,100
24,500	Infinity Property & Casualty Corp.	1,007,685
47,000	IPC Holdings, Ltd. (Bermuda)	1,429,740
1,800	James River Group, Inc.*	52,830
550	National Western Life Insurance Company — Class A	126,440
8,900	Ohio Casualty Corp.	230,243
140,208	Philadelphia Consolidated Holding Corp,*	5,577,474
123,050	Platinum Underwriters Holdings, Ltd. (Bermuda)	3,793,632
25,900	Presidential Life Corp.	579,383
54,450	Protective Life Corp.	2,491,088
48,100	Safety Insurance Group, Inc.	2,340,546
94,900	State Auto Financial Corp.	2,899,195
11,400	Stewart Information Services Corp.	396,378
59,804	The Commerce Group, Inc.	1,797,110
55,200	The Navigators Group, Inc.*	2,650,152
53,400	United Fire & Casualty Company	1,671,420
193,000	Universal American Financial Corp.*	3,101,510
7,400	Zenith National Insurance Corp.	295,186

		44,994,312

	Internet Services — 3.6%
146,750	aQuantive, lnc.*(8)	3,466,235
63,850	CheckFree Corp.*	2,638,282
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Internet Services (continued)
302,830	CNET Networks, Inc.*(8)	$2,901,111
24,670	Ctrip.com International, Ltd, (ADR) (Cayman Islands)(8)	1,108,917
38,100	Digital River, Inc.*	1,947,672
227,100	EarthLink, Inc.*	1,651,017
42,634	Equinix, Inc.*(8)	2,562,303
199,300	eResearch Technology, Inc.*(8)	1,616,323
101,550	j2 Global Communications, lnc.*(8)	2,759,114
113,349	Marchex, Inc. — Class B*(8)	1,738,774
383,700	Move, Inc.*	1,883,967
74,720	Nutri/System, Inc.*(8)	4,654,308
287,610	Online Resources Corp.*	3,523,222
40,800	Priceline.com, Inc.*(8)	1,501,032
178,550	RADVision, Ltd. (Israel)*	2,946,075
12,710	Shutterfly, Inc.*	197,641
214,600	SonicWALL, Inc.*	2,343,432
12,000	Stamps.com, Inc.*	228,720
52,500	The TriZetto Group, Inc.*	794,850
8,400	TheStreet.com, Inc.	89,376
199,300	United Online, Inc.	2,427,474

		42,979,845

	Leisure and Recreation — 1.4%
259,980	Century Casinos, Inc.*(8)	2,584,201
128,400	Dover Downs Gaming & Entertainment, Inc.	1,560,060
23,600	Four Seasons Hotels, Inc. (Canada)(8)	1,506,860
11,800	Interstate Hotels & Resorts, Inc.*	127,204
31,350	Life Time Fitness, Inc.*	1,451,192
47,700	Live Nation, Inc.*	974,034
73,000	Monarch Casino & Resort, Inc.*	1,415,470
130,360	Scientific Games Corp. — Class A*	4,145,448
110,430	The9, Ltd. (ADR) (Cayman Islands)*(8)	2,363,202

		16,127,671

	Machinery — 1.5%
10,500	Applied Industrial Technologies, Inc.	256,200
132,325	Bucyrus International, Inc. — Class A(8)	5,613,226
13,000	Columbus McKinnon Corp.*	234,390
199,934	Flow International Corp.*(8)	2,593,144
43,380	Gardner Denver, Inc.*	1,435,010
110,750	Joy Global, Inc.	4,165,308
12,100	Middleby Corp.*(8)	932,426
6,700	Nordson Corp.	267,062
43,040	Regal-Beloit Corp.	1,872,240

		17,369,006

	Manufacturing — 4.2%
149,050	Acuity Brands, Inc.	6,766,870
4,600	AEP Industries, Inc.*	192,970
33,100	Albany International Corp. — Class A(8)	1,053,242
68,700	AO Smith Corp.	2,708,841
61,650	AptarGroup, Inc.	3,136,752
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Manufacturing (continued)
80,500	Carlisle Companies, Inc.	$6,770,050
3,100	Ceradyne, Inc.*(8)	127,379
7,800	CIRCOR International, Inc.	238,290
5,200	Coherent, Inc.*	180,232
137,650	Deswell Industries, Inc. (British Virgin Islands)	1,461,843
5,200	EnPro Industries, Inc.*	156,312
152,750	FLIR Systems, Inc.*(8)	4,148,690
51,200	Freightcar America, Inc.(8)	2,713,600
83,200	Furniture Brands International, Inc.(8)	1,584,128
50,200	Harsco Corp.	3,898,030
200,000	Hexcel Corp.*(8)	2,830,000
33,200	Kaydon Corp.	1,229,064
13,200	LSI Industries, Inc.	214,500
98,900	Matthews International Corp. — Class A	3,640,509
15,800	Mueller Water Products, Inc. — Class A*(8)	230,838
56,300	PW Eagle, Inc.(8)	1,689,563
19,900	Rofin-Sinar Technologies, Inc.*	1,209,323
114,800	The Timken Company	3,418,744

		49,599,770

	Medical Equipment, Supplies, and Services — 7.6%
180,260	American Medical Systems Holdings, Inc.*(8)	3,322,192
156,800	AMERIGROUP Corp.*(8)	4,633,439
200,510	AMN Healthcare Services, Inc.*	4,762,112
91,700	AmSurg Corp.*(8)	2,041,242
109,216	AngioDynamics, Inc.	2,261,863
84,700	Apria Healthcare Group, Inc.*	1,671,978
31,800	ArthroCare Corp.*(8)	1,490,148
28,300	Bruker BioSdenccs Corp.*	198,383
209,400	Centene Corp.*	3,442,536
7,000	Conceptus, Inc.*	123,830
77,900	CorVel Corp.*	2,732,732
92,500	Covance, Inc.*	6,140,149
16,500	DJ Orthopedics, Inc.*	685,245
325,450	Five Star Quality Care, Inc.*	3,501,842
1,400	Genesis HealthCare Corp.*(8)	66,682
58,200	Haemonetics Corp.*	2,723,760
71,750	HealthExtras, Inc.*	2,031,243
108,390	Healthspring, Inc.*	2,086,508
75,850	Healthways, Inc.*(8)	3,382,910
28,500	ICON PLC (ADR) (Ireland)*	2,011,530
13,400	ICU Medical, Inc.*	609,432
54,795	Immucor, Inc.*	1,227,956
9,500	inVentiv Health, Inc.*	304,285
58,030	Kyphon, Inc.*	2,171,483
15,200	Lincare Holdings, Inc.*	526,528
64,800	Luminex Corp.*	1,181,304
31,200	Magellan Health Services, Inc.*	1,329,120
5,800	MedCath Corp.*	174,522
8,100	Meridian Bioscience, Inc.	190,431
47,400	Molina Healthcare, Inc.*	1,676,064
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)
150,600	NovaMed, Inc.*	$1,186,728
113,100	NuVasive, Inc.*(8)	2,274,441
68,100	Odyssey HealthCare, Inc.*(8)	965,658
441,910	Orthovita, Inc.*	1,542,266
10,600	PDI, Inc.*	123,172
71,241	PolyMedica Corp.(8)	3,049,827
30,700	PSS World Medical, Inc.*(8)	613,693
59,460	ResMed, Inc.*(8)	2,393,265
4,000	Sierra Health Services, Inc.*	151,360
19,800	STERIS Corp.	476,388
99,500	Sunrise Senior Living, Inc.*	2,972,065
56,400	Techne Corp.*	2,868,504
75,550	The Cooper Companies, Inc.	4,041,925
281,830	The Spectranetics Corp.*	3,297,411
46,400	Thoratec Corp.*	724,304
33,200	Universal Health Services, Inc. — Class B	1,989,676
51,210	Vital Signs, Inc.	2,898,998
16,000	Zoll Medical Corp.*	574,240

		90,845,370

	Metals and Mining — 1.8%
115,200	AK Steel Holding Corp. *(8)	1,398,528
49,600	Chaparral Steel Company*	1,689,376
39,830	Dynamic Materials Corp. (8)	1,291,289
91,800	Mueller Industries, Inc.	3,228,606
293,150	Novelis, Inc. (Canada)(8)	7,501,708
63,200	Olympic Steel, Inc.	1,571,152
47,300	Ryerson Tull, Inc.(8)	1,035,397
77,200	Steel Dynamics, Inc.	3,894,740

		21,610,796

	Office Equipment and Services — 0.4%
66,150	Herman Miller, Inc.	2,262,992
130,050	Knoll, Inc.	2,627,010

		4,890,002

	Office Equipment and Supplies — 0.1%
57,700	Acco Brands Corp.*	1,284,402

	Oil, Coal and Gas — 5.7%
70,140	Allis-Chalmers Energy, Inc.*	1,026,850
45,100	Alon USA Energy, Inc.	1,329,999
2,900	Basic Energy Services, Inc.*	70,760
143,250	Cabot Oil & Gas Corp.	6,865,972
225,750	Encore Acquisition Company*	5,494,755
121,950	Energy Partners, Ltd.*(8)	3,006,068
142,300	EXCO Resources, Inc.*	1,765,943
52,200	Global Industries, Ltd.*	812,232
228,200	Grey Wolf, Inc.*	1,524,376
203,500	Harvest Natural Resources, Inc.*(8)	2,106,225
113,600	Headwaters, lnc.*(8)	2,652,560
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Oil, Coal and Gas (continued)
51,700	Helix Energy Solutions Group, Inc.*(8)	$1,726,780
25,270	Lufkin Industries, Inc.	1,337,288
52,990	Maverick Tube Corp.*(8)	3,435,342
125,354	Oceaneering International, Inc.*	3,860,903
81,680	Oil States International, Inc.*	2,246,200
79,700	ONEOK, Inc.	3,011,863
47,550	Patterson- UTI Energy, Inc.	1,129,788
8,400	Penn Virginia Corp.	532,644
34,700	Range Resources Corp.	875,828
17,400	Southwest Gas Corp.	579,768
77,600	St Mary Land & Exploration Company (8)	2,848,696
89,220	Superior Energy Services, Inc.*	2,342,917
141,500	Swift Energy Company*(8)	5,917,530
51,400	TETRA Technologies, Inc.*	1,241,824
60,600	The Houston Exploration Company*	3,342,090
19,800	W&T Offshore, Inc.	578,358
24,810	W-H Energy Services, Inc.*	1,028,871
122,000	Whiting Petroleum Corp.*(8)	4,892,200

		67,584,630

	Paper and Forest Products — 0.1%
1,500	Neenah Paper, Inc.	51,345
39,900	Rock-Tenn Company — Class A	790,020

		841,365

	Pharmaceuticals/Research and Development — 5.1%
6,700	Adams Respiratory Therapeutics, Inc.*	245,153
136,800	Affymetrix, Inc.*	2,949,408
127,000	Albany Molecular Research, Inc.*	1,188,720
161,200	Alkermes, Inc.*	2,555,020
148,400	Alpharma, Inc. - Class A	3,471,076
40,850	Barr Pharmaceuticals, Inc.*	2,121,749
38,900	BioMarin Pharmaceutical, Inc.*	553,547
11,400	Bradley Pharmaceuticals, Inc.*(8)	181,488
12,600	Caraco Pharmaceutical Laboratories, Ltd.*	128,016
115,850	Cephalon, Inc.*(8)	7,153,737
146,700	Cubist Pharmaceuticals, Inc. *(8)	3,189,258
143,850	CV Therapeutics, Inc.*(8)	1,602,489
142,050	Dendreon Corp.*(8)	634,964
170,850	DepoMed, Inc.*(8)	697,068
32,300	Digene Corp.*	1,393,745
93,200	Endo Pharmaceuticals Holdings, Inc.*	3,033,660
280,200	Enzon Pharmaceuticals, Inc.*	2,311,650
5,800	Hi-Tech Pharmacal Company, Inc.*	73,312
39,800	Human Genome Sciences, Inc.*(8)	459,292
22,000	Kos Pharmaceuticals, Inc.*	1,087,240
90,220	LifeCell Corp.*(8)	2,906,888
9,500	Ligand Pharmaceuticals, Inc. — Class B*(8)	95,380
440,100	Medarex, Inc.*	4,726,674
20,562	Metabasis Therapeutics, Inc.*	115,558
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)
38,700	New River Pharmaceuticals, Inc.*(8)	$995,751
17,200	Noven Pharmaceuticals, Inc.*	414,864
101,000	Pain Therapeutics, Inc.*(8)	870,620
198,172	Pharmaceutical Product Development, Inc.	7,072,759
67,700	Regeneron Pharmaceuticals, Inc.*	1,062,213
40,200	Replidyne, Inc.*	378,282
11,600	Savient Pharmaceuticals, Inc.*	75,516
73,400	Sciele Pharma, Inc.*(8)	1,382,856
221,070	Solexa, Inc.*(8)	1,949,837
130,750	Telik, Inc.*(8)	2,326,043
80,300	Trimeris, Inc.*	706,640

		60,110,473

	Printing and Publishing — 0.5%
226,100	Bowne & Company, Inc.	3,228,708
1,100	Consolidated Graphics, Inc.*	66,187
121,150	Valassis Communications, Inc.*(8)	2,138,298

		5,433,193

	Real Estate Development and Services — 0.1%
21,600	Getty Realty Corp.(8)	632,448

	Real Estate Investment Trusts — 5.5%
176,150	Acadia Realty Trust	4,491,825
1,500	Agree Realty Corp.	49,275
21,100	Associated Estates Realty Corp.	326,417
59,150	Cousins Properties, Inc.	2,023,522
58,300	DiamondRock Hospitality Company	968,363
271,400	Equity Inns, Inc.	4,320,688
192,000	FelCor Lodging Trust, Inc.	3,849,600
51,900	Franklin Street Properties Corp.	1,030,734
52,100	Gramercy Capital Corp.	1,313,441
82,600	Innkeepers USA Trust	1,345,554
118,900	KKR Financial Corp.	2,917,806
74,000	LTC Properties, Inc.	1,794,500
73,250	Maguire Properties, Inc.	2,984,205
62,500	Mid-America Apartment Communities, Inc.	3,826,250
4,100	Mission West Properties, Inc.	46,781
13,200	National Health Realty, Inc.	373,956
84,400	National Retail Properties, Inc. (8)	1,823,040
110,400	NorthStar Realty Finance Corp.	1,402,080
164,400	OMEGA Healthcare Investors, Inc.	2,467,644
41,600	Pennsylvania Real Estate Investment Trust	1,770,912
79,250	PS Business Parks, Inc.	4,778,774
65,500	RAIT Investment Trust	1,889,675
143,250	Realty Income Corp.(8)	3,539,708
2,900	Resource Capital Corp.	44,805
13,900	Saul Centers, Inc.	625,500
38,800	SL Green Realty Corp. (8)	4,333,960
50,900	Sovran Self Storage, Inc.(8)	2,827,495
52,600	Spirit Finance Corp.	610,686
6,300	Tanger Factory Outlet Centers, Inc.	224,406
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
25,300	Taubman Centers, Inc.	$1,123,826
195,150	U-Store-It Trust	4,187,919
36,600	Washington Real Estate Investment Trust(8)	1,456,680

		64,770,027

	Registered Investment Companies — 0.5%
206,100	Ares Capital Corp.	3,590,262
27,100	iShares Russell 2000 Value Index Fund(8)	1,997,270
22,100	MCG Capital Corp.	360,893

		5,948,425

	Retail— 1.2%
204,700	Big Lots, Inc.*(8)	4,055,107
4,300	Books-A-Million, Inc.	76,755
200,750	Casey’s General Stores, Inc.	4,470,702
56,150	Circuit City Stores, Inc.	1,409,927
13,400	GameStop Corp. — Class A*(8)	620,152
53,500	Longs Drug Stores Corp.	2,461,535
17,500	The Pantry, Inc.*(8)	986,475

		14,080,653

	Retail: Restaurants — 1.8%
71,000	Blinker International, Inc.	2,846,390
38,800	CEC Entertainment, Inc.*	1,222,588
78,100	Domino’s Pizza, Inc. (8)	2,003,265
10,900	IHOP Corp.	505,215
35,600	Jack in the Box, Inc.*	1,857,608
26,450	Panera Bread Company — Class A*	1,540,713
95,300	Papa John’s International, Inc.*	3,441,283
37,800	PF Chang’s China Bistro, Inc.*(8)	1,312,038
97,500	RARE Hospitality International, Inc.*	2,979,600
176,625	Sonic Corp.*	3,993,491

		21,702,191

	Retail: Supermarkets— 0.0%
23,300	Spartan Stores, Inc.	393,770

	Scientific and Technical Instruments — 0.5%
32,530	Cymer, Inc.*	1,428,392
19,000	FEI Company*	401,090
6,800	Molecular Devices Corp.*	125,732
63,900	Varian, Inc.*	2,931,093
32,600	Woodward Governor Company	1,093,404

		5,979,711

	Semiconductors — 3.3%
461,250	AlteraCorp.*	8,477,774
297,050	Brooks Automation, Inc.*(8)	3,876,503
See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Semiconductors (continued)
101,800	Cree, Inc.*(8)	$2,047,198
11,800	Diodes, Inc.*	509,406
7,000	Eagle Test Systems, Inc.*	115,640
17,500	Hittite Microwave Corp.*	778,750
37,700	Intersil Corp. — Class A	925,535
591,300	Lattice Semiconductor Corp.*	4,032,666
14,800	Mattson Technology, Inc.*	122,840
21,200	MKS Instruments, Inc.*	430,572
61,300	Netlogic Microsystems, Inc.*(8)	1,555,181
84,150	Novellus Systems, Inc.*	2,327,589
228,900	Pixelworks, Inc.*	675,255
47,900	Semtech Corp.*	611,204
83,400	Silicon Image, Inc.*	1,060,848
88,300	Silicon Motion Technology Corp. (ADR) (Cayman Islands)*	1,468,429
373,550	Skyworks Solutions, Inc.*	1,938,725
211,150	Teradyne, Inc.*	2,778,734
64,300	Varian Semiconductor Equipment Associates, Inc.*	2,359,810
10,200	Veeco Instruments, Inc.*	205,530
128,300	Volterra Semiconductor Corp.*(8)	2,084,875
20,300	Zoran Corp.*	326,424

		38,709,488

	Telecommunications Equipment and Services — 3.9%
37,000	Anaren, Inc.*	779,590
104,300	Atheros Communications*(8)	1,890,959
93,200	Atlantic Tele-Network, Inc.	1,722,336
526,550	Avaya, Inc.*	6,023,732
4,600	Cbeyond, Inc.*(8)	126,270
96,600	Cincinnati Bell, Inc.*	465,612
53,800	Commonwealth Telephone Enterprises, Inc.	2,218,174
155,380	CommScope, Inc.*(8)	5,105,787
21,500	Consolidated Communications Holdings, Inc.	402,265
36,000	CT Communications, Inc.	781,920
16,900	Digi International, Inc.*	228,150
152,900	Ditech Networks, Inc.*	1,178,859
115,200	FairPoint Communications, Inc.	2,004,480
108,300	InterDigital Communications Corp.*(8)	3,693,030
30,100	Iowa Telecommunications Services, Inc.	595,679
17,900	North Pittsburgh Systems, Inc.	450,543
470,850	Polycom, Inc.*	11,549,950
653,200	RF Micro Devices, Inc.*	4,951,256
4,000	Shenandoah Telecommunications Company	173,880
25,000	Syniverse Holdings, Inc.*	375,000
76,860	Time Warner Telecom, Inc. — Class A*	1,461,109
14,100	USA Mobility, Inc.	322,044
16,300	Windstream Corp.	214,997

		46,715,622

	Tools — 0.3%
72.200	Snap-on, Inc.	3,216,510

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Toys—0.4%
56,600	JAKKS Pacific, Inc.*{8)	$1,009,178
131,400	Marvel Entertainment, Inc.*(8)	3,171,996

		4,181,174

	Transportation — 1.1%
28,320	American Commercial Lines, Inc.*	1,683,624
63,790	American Railcar Industries, Inc. (8)	1,856,927
14,800	Atlas Air Worldwide Holdings, Inc.*	644,096
30,300	EGL, Inc.*	1,104,132
117,500	Genesee & Wyoming, Inc. — Class A*	2,728,350
4,000	Landstar System, Inc.	170,800
45,255	Old Dominion Freight Line, Inc.*	1,359,008
7,900	PAM Transportation Services, Inc.*	197,974
2,900	Saia, Inc.*	94,540
5,300	Swift Transportation Company, Inc.*	125,716
184,010	Vitran Corp., Inc. — Class A (Canada)*	3,404,185

		13,369,352

	Utilities— 2.0%
51,950	Atrnos Energy Corp.	1,483,173
35,300	Avista Corp.	835,904
79,900	Black Hills Corp.	2,685,439
5,700	Central Vermont Public Service Corp.	126,027
12,900	Cleco Corp.	325,596
37,150	New Jersey Resources Corp.	1,831,495
106,600	Nicor, Inc. (8)	4,558,216
226,450	PNM Resources, Inc.	6,243,226
30,700	Unisource Energy Corp.	1,023,231
74,300	Westar Energy, Inc.	1,746,793
89,950	WGL Holdings, Inc.	2,819,033

		23,678,133

	Total Common Stocks (Cost $1,053,507,332)	1,152,964,788

Principal
	Short Term US Treasury Security— 0.1%
	US Treasury Bill
$750,000	4,76%, 12/14/06(5) (Cost $742,563)	742,563

	Securities Lending Collateral — 20.5%
243,301,093	Securities Lending Collateral Investment (Note 3) (Cost $243,301,093)	243,301,093

	Total Securities (Cost $1,297,550,988)	1,397,008,444

See notes to portfolios of investments.

SPECIAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Repurchase Agreements — 3.0%
$35,836,356	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $35,850,572 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.40%, due 03/01/33 - 02/01/34, with a total value of $21,804,188, various Government National Mortgage Associations, 4.50%-5.50%, due 08/20/29-03/20/32, with a total value of $7,556,985 and various Small Business Administrations, 8.13% - 8.63%, due 07/25/26 - 11/25/27, with a total value of $8,267,001) (Cost $35,836,356)	$35,836,356

	Total Investments — 120.7% (Cost $1,333,387,344)	1,432,844,800
	Liabilities less other assets — (20.7)%	(245,488,053)

	Net Assets— 100.0%	$1,187,356,747

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $1,333,387,344.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$154,503,343
Gross unrealized depreciation	(55,045,887)

Net unrealized appreciation	$99,457,456

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks — 98.7%
	Advertising— 0.7%
121,300	24/7 Real Media. Inc.*	$1,035,902

	Aerospace and Defense — 1.4%
40,000	K&F Industries Holdings, Inc.*	751,200
18,300	Moog, Inc. — Class A*	634,278
19,000	Teledyne Technologies, Inc.*	752,400

		2,137,878

	Airlines — 1.6%
69,400	AirTran Holdings, Inc.*(8)	688,448
23,800	Alaska Air Group, Inc.*	905,352
30,800	SkyWest, Inc.	755,216

		2,349,016

	Apparel: Manufacturing and Retail — 4.2%
49,000	Bebe Stores, Inc. (8)	1,214,220
14,500	Carter’s, Inc.*	382,655
16,100	Maidenform Brands, Inc.*	310,730
29,200	Phillips-Van Heusen Corp.(8)	1,219,684
11,700	The Children’s Place Retail Stores, Inc.*(8)	749,151
27,100	The Men’s Wearhouse, Inc.	1,008,391
21,700	Tween Brands, Inc.*	815,920
22,300	Wolverine World Wide, Inc.	631,313

		6,332,064

	Automobile: Retail — 1.1%
33,600	Copart, Inc.*	947,184
30,700	Sonic Automotive, Inc.	708,863

		1,656,047

	Banks— 2.7%
25,520	1st Source Corp.	753,350
12,800	Greene County Bancshares, Inc.	467,968
30,800	Hanmi Financial Corp.	603,680
24,400	Prosperity Bancshares, Inc.	830,576
17,300	TierOne Corp.	586,989
13,300	Umpqua Holdings Corp.	380,380
17,200	United Community Banks, Inc. — Georgia	516,860

		4,139,803

	Broadcast Services/Media — 0.3%
30,000	Cox Radio, Inc. — Class A*	460,500

See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Business Services and Supplies—2.1%
19,800	CRA International, Inc.*	$943,668
23,200	CSG Systems International, Inc.*	613,176
29,000	Mobile Mini, Inc.*	823,890
62,800	The Standard Register Company	828,960

		3,209,694

	Chemicals—1.9%
14,300	Albemarle Corp.	776,919
20,300	OM Group, Inc.*	891,982
41,000	Sensient Technologies Corp.	802,370
15,000	Spartech Corp.	401,550

		2,872,821

	Commercial Services—1.5%
144,600	CBIZ, Inc.*	1,055,580
27,600	Steiner Leisure, Ltd. (Bahama Islands)*	1,160,580

		2,216,160

	Computer Equipment, Software and Services—8.3%
117,576	Actuate Corp.*	519,686
32,800	Altiris, Inc.*	691,752
19,400	ANSYS, Inc.*	857,092
67,532	Aspen Technology, Inc.*(8)	737,449
26,400	Avocent Corp.*(8)	795,168
34,187	Blackbaud, Inc.	751,772
31,000	COMSYS IT Partners, Inc.*	532,890
41,500	Epicor Software Corp.	544,065
21,800	Hyperion Solutions Corp.*	751,664
69,700	Infocrossing, Inc.*(8)	934,677
75,400	Interwoven, Inc.*	831,662
64,600	Mentor Graphics Corp.*	909,568
63,000	Omnicell, Inc.*	1,127,070
54,900	Quest Software, Inc.*	783,972
70,000	Radiant Systems, Inc.*	845,600
63,900	SumTotal Systems, Inc.*	476,055
26,886	The Ultimate Software Group, Inc.*	632,628

		12,722,770

	Construction Services and Supplies—2.2%
74,400	Champion Enterprises, Inc.*	513,360
20,417	Insituform Technologies, Inc. — Class A*(8)	495,725
15,500	NCI Building Systems, Inc.*	901,635
20,300	Simpson Manufacturing Company, Inc.(8)	548,709
13,000	The Genlyte Group, Inc.*	925,600

		3,385,029

	Consumer Goods and Services—3.8%
25,600	Fossil, Inc.*	551,424
See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Consumer Goods and Services (continued)
31,000	Jarden Corp.*(8)	$1,022,070
53,000	Kimball International, Inc. — Class B	1,022,900
29,700	NBTY, Inc.*	869,319
54,600	Prestige Brands Holdings, Inc.*	608,244
37,700	Select Comfort Corp.*(8)	824,876
18,600	The Toro Company	784,362

		5,683,195

	Correctional Facilities—0.5%
18,150	Corrections Corp. of America*	784,988

	Distribution—0.4%
105,500	Bell Microproducts, Inc.*	547,545

	Education—0.5%
7,600	Strayer Education, Inc.(8)	822,396

	Electronics—3.4%
76,918	Aeroflex, Inc.*	790,717
41,100	Benchmark Electronics, Inc.*	1,104,768
84,000	Cirrus Logic, Inc.*	612,360
57,000	CTS Corp.	785,460
25,892	Orbotech, Ltd. (Israel)*	613,640
27,600	Technitrol, Inc.	823,860
39,005	TTM Technologies, Inc.*	456,359

		5,187,164

	Energy Services—0.5%
50,800	EnerSys*	814,832

	Engineering—0.3%
8,200	EMCOR Group, Inc.*	449,688

	Environmental Waste Management and Recycling Services—0.3%
13,700	Metal Management, Inc.	381,408

	Food and Beverage—0.5%
47,400	M&F Worldwide Corp.*	696,780

	Insurance—6.2%
18,600	Delphi Financial Group, Inc. — Class A	741,768
17,100	FBL Financial Group, Inc. — Class A	572,337
21,100	FPIC Insurance Group, Inc.*(8)	835,771
28,500	Harleysville Group, Inc.	997,215
31,100	Infinity Property & Casualty Corp.	1,279,143
12,200	ProAssurance Corp.*	601,216
20,700	Safety Insurance Group, Inc.	1,007,262
16,100	Selective Insurance Group, Inc.	847,021
25,600	The Commerce Group, Inc.	769,280
19,800	Triad Guaranty, Inc.*	1,013,166
See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
20,700	Zenith National Insurance Corp.	$825,723

		9,489,902

	Internet Services—5.3%
164,100	Art Technology Group, Inc.*	420,096
123,800	Harris Interactive, Inc.*	755,180
86,400	LivePerson, Inc.*	463,968
44,300	NETGEAR, Inc.*	912,137
47,000	Packeteer, Inc.*	404,670
26,800	Priceline.com, Inc.*(8)	985,972
47,500	RADVision, Ltd. (Israel)*	783,750
84,000	SonicWALL, Inc.*	917,280
53,600	The TriZetto Group, Inc.*	811,504
37,500	Vignette Corp.*	507,750
26,300	WebEx Communications, Inc.*	1,026,226

		7,988,533

	Machinery—2.6%
21,000	Columbus McKinnon Corp.*	378,630
51,800	Flow International Corp.*(8)	671,846
13,800	Gardner Denver, Inc.*	456,504
19,100	Regal-Beloit Corp.	830,850
37,200	Tennant Company	905,448
27,400	Wabtec Corp.	743,362

		3,986,640

	Manufacturing—4.0%
37,400	Advanced Energy Industries, Inc.*	637,296
22,200	American Woodmark Corp.(8)	747,918
7,100	Ameron International Corp.(8)	471,724
9,700	AptarGroup, Inc.	493,536
40,960	Barnes Group, Inc.	719,258
19,000	CIRCOR International, Inc.	580,450
17,700	Matthews International Corp. — Class A	651,537
71,000	Power-One, Inc.*	514,040
16,100	PW Eagle, Inc.(8)	483,161
12,721	Rofin-Sinar Technologies, Inc.*	773,055

		6,071,975

	Medical Equipment, Supplies, and Services—9.4%
40,700	Allscripts Healthcare Solutions, Inc.*(8)	913,715
39,300	Aspect Medical Systems, Inc.*	670,851
55,193	Bruker BioSciences Corp.*	386,903
52,800	Five Star Quality Care, Inc.*	568,128
15,910	Genesis HealthCare Corp.*	757,793
33,200	Healthcare Services Group, Inc.	835,312
29,700	Hologic, Inc.*(8)	1,292,544
8,900	ICU Medical, Inc.*	404,772
15,400	Illumina, Inc.*	508,816
See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)
33,200	inVentiv Health, Inc.*	$1,063,396
22,200	LHC Group, Inc.*	495,504
24,800	LifePoint Hospitals, Inc.*	875,936
17,100	Matria Healthcare, Inc.*	475,209
86,800	Natus Medical, Inc.*	1,184,820
57,894	Phase Forward, Inc.*	691,254
51,900	Res-Care, Inc.*	1,042,671
20,130	SurModics, Inc.*(8)	706,966
54,692	Third Wave Technologies*	245,020
58,500	TriPath Imaging, Inc.*	528,255
19,100	West Pharmaceutical Services, Inc.	750,057

		14,397,922

	Metals and Mining—1.6%
37,500	Brush Engineered Materials, Inc.*	932,625
8,300	Carpenter Technology Corp.	892,333
123,700	Coeur d’Alene Mines Corp.*	582,627

		2,407,585

	Oil, Coal and Gas—5.4%
7,631	Allis-Chalmers Energy, Inc.*(8)	111,718
21,000	Alon USA Energy, Inc.	619,290
26,800	Bill Barrett Corp.*(8)	658,208
48,900	Callon Petroleum Company*	663,084
9,300	Core Laboratories NV (the Netherlands)*	593,340
7,300	Giant Industries, Inc.*	592,760
62,100	Grey Wolf, Inc.*	414,828
16,000	Helix Energy Solutions Group, Inc.*(8)	534,400
51,000	Metretek Technologies, Inc.*(8)	608,940
69,890	Petrohawk Energy Corp.*	725,458
49,700	PetroQuest Energy, Inc.*	518,371
21,800	Superior Energy Services, Inc.*	572,468
15,100	Swift Energy Company*(8)	631,482
10,400	TETRA Technologies, Inc.*	251,264
18,900	World Fuel Services Corp.	764,505

		8,260,116

	Pharmaceuticals/Research and Development—4.8%
68,700	Albany Molecular Research, Inc.*	643,032
80,800	Arena Pharmaceuticals, Inc.*(8)	967,984
14,700	Bradley Pharmaceuticals, Inc.*	234,024
30,400	LifeCell Corp.*(8)	979,488
19,800	New River Pharmaceuticals, Inc.*(8)	509,454
11,190	PAREXEL International Corp.*	370,277
62,000	PDL BioPharma, Inc.*(8)	1,190,400
33,000	Pharmanet Development Group, Inc.*(8)	641,190
22,200	Pharmion Corp.*	478,410
44,800	Sciele Pharma, Inc.*(8)	844,032
See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)
7,800	United Therapeutics Corp.*	$409,812

		7,268,103

	Printing and Business Products—0.4%
29,900	Ennis, Inc.	647,335

	Retail—1.6%
34,000	Haverty Furniture Companies, Inc.	542,300
19,800	Longs Drug Stores Corp.	910,998
35,711	Movado Group, Inc.	907,774

		2,361,072

	Retail: Restaurants—2.8%
20,700	Bob Evans Farms, Inc.	626,796
16,100	CBRL Group, Inc.	650,923
12,900	Jack in the Box, Inc.*	673,122
26,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	584,740
32,600	O’Charley’s, Inc.*	618,422
21,586	RARE Hospitality International, Inc.*	659,668
15,900	Sonic Corp.*	359,499

		4,173,170

	Retail: Supermarkets—1.2%
28,700	Ingles Markets, Inc. — Class A	757,106
60,000	Spartan Stores, Inc.	1,014,000

		1,771,106

	Rubber Products—0.3%
29,814	Myers Industries, Inc.	506,838

	Scientific and Technical Instruments—0.5%
16,200	Trimble Navigation, Ltd.*	762,696

	Security Services—0.7%
41,800	Macrovision Corp.*	990,242

	Semiconductors—5.2%
112,000	ANADIGICS, Inc.*(8)	801,920
52,400	Brooks Automation, Inc.*(8)	683,820
71,000	Genesis Microchip, Inc.*(8)	835,670
137,500	Kopin Corp.*	460,625
90,836	MIPS Technologies, Inc.*	613,143
86,800	O2Micro International, Ltd. (ADR) (Cayman Islands)*	599,788
55,500	Photronics, Inc.*	784,215
60,000	Silicon Image, Inc.*	763,200
22,600	Standard Microsystems Corp.*	642,292
27,000	Tessera Technologies, Inc.*	939,060
See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value
	Common Stocks (continued)
	Semiconductors (continued)
146,900	TriQuint Semiconductor, Inc.*	$763,880

		7,887,613

	Sporting Goods and Equipment—0.3%
39,900	K2, Inc.*	468,027

	Telecommunications Equipment and Services—4.8%
27,651	CommScope, Inc.*(8)	908,612
76,600	Digi International, Inc.*	1,034,100
67,500	Ditech Networks, Inc.*	520,425
35,800	General Cable Corp.*	1,367,918
32,300	NICE Systems, Ltd. (ADR) (Israel)*	893,741
25,000	Oplink Communications, Inc.*	499,500
67,068	Radyne Corp.*	820,912
48,900	Sirenza Microdevices, Inc.*	386,310
62,200	Symmetricom, Inc.*	501,954
37,577	Tollgrade Communications, Inc*	336,314

		7,269,786

	Transportation—3.4%
21,400	Dynamex, Inc.*	444,050
51,900	Heartland Express, Inc.	813,792
43,200	Hub Group, Inc. — Class A*	984,096
33,400	Kansas City Southern*	912,154
37,100	Knight Transportation, Inc.	628,845
12,700	Old Dominion Freight Line, Inc.*	381,381
17,800	OMI Corp. (Marshall Islands)(8)	386,438
31,500	Werner Enterprises, Inc.	589,365

		5,140,121

	Total Common Stocks
	(Cost $142,774,980)	149,734,462

Principal
	Securities Lending Collateral—17.6%
$26,634,834	Securities Lending Collateral Investment (Note 3) (Cost $26,634,834)	26,634,834

	Total Securities
	(Cost $169,409,814)	176,369,296

See notes to portfolios of investments.

SMALL-CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value
	Repurchase Agreements—1.9%
$2,834,869	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $2,835,994 (Collateralized by Small Business Administration, 8.75%, due 01/25/17, with a value of $2,976,613) (Cost $2,834,869)	$2,834,869

	Total Investments — 118.2% (Cost $172,244,683)	179,204,165
	Liabilities less other assets — (18.2)%	(27,654,517)

	Net Assets — 100.0%	$151,549,648

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $172,244,683.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$12,166,151
Gross unrealized depreciation	(5,206,669)

Net unrealized appreciation	$6,959,482

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks—98.1%
	Agriculture—0.6%
11,951,000	Chaoda Modern Agriculture (Holdings), Ltd.	$7,317,267	CAY
26,800	Syngenta AG*	4,042,129	SWI

		11,359,396

	Airlines—1.5%
1,040,905	British Airways PLC*	8,321,967	BRI
3,537,400	Qantas Airways, Ltd.	10,308,419	AUS
151,500	Ryanair Holdings PLC (ADR)*(8)	9,588,435	IRE

		28,218,821

	Apparel: Manufacturing and Retail—0.5%
318,800	Benetton Group SpA	5,485,731	ITA
96,661	Next PLC	3,431,442	BRI

		8,917,173

	Automobiles/Motor Vehicles and Automotive Equipment—6.0%
127,500	Alpine Electronics, Inc.	1,787,429	JPN
95,000	Calsonic Kansei Corp.	597,545	JPN
244,600	DaimlerChrysler AG	12,223,604	GER
1,550,000	Fuji Heavy Industries, Ltd.(8)	8,817,778	JPN
10,200	Georg Fischer AG	4,780,039	SWI
1,726,700	GKN PLC	9,286,754	BRI
351,600	Honda Motor Company, Ltd.	11,816,737	JPN
878,800	Nissan Motor Company, Ltd.	9,842,560	JPN
290,500	Suzuki Motor Corp.(8)	7,377,778	JPN
711,200	Toyota Motor Corp.	38,653,155	JPN
104,788	Valeo SA(8)	3,737,814	FRA
51,600	Volkswagen AG	4,395,680	GER

		113,316,873

	Banks—20.7%
369,060	ABN AMRO Holding NV	10,763,690	NET
610,144	Banco Bilbao Vizcaya Argentaria SA	14,119,899	SPA
927,600	Banco Comercial Portugues SA — Class R	2,881,796	POR
1,009,800	Banco Santander Central Hispano SA	15,967,547	SPA
2,469,900	Barclays PLC	31,169,246	BRI
395,851	BNP Paribas SA	42,591,209	FRA
3,798,500	BOC Hong Kong (Holdings), Ltd.	8,532,504	HNG
266,800	Canadian Imperial Bank of Commerce(8)	20,109,953	CDA
571,500	Commonwealth Bank of Australia	19,486,707	AUS
357,700	Credit Suisse Group	20,696,225	SWI
169,200	Danske Bank A/S	6,654,507	DEN
19,400	Deutsche Bank AG	2,340,952	GER
83,901	Dexia	2,173,561	BEL
250,800	DNB NOR ASA	3,070,346	NOR
142,386	Erste Bank der oesterreichischen Sparkassen AG	8,865,131	AST
89,200	ForeningsSparbanken AB	2,647,462	SWE
367,000	Fortis	14,896,633	BEL
1,107,700	HBOS PLC	21,922,202	BRI
253,800	Laurentian Bank of Canada(8)	6,528,070	CDA
2,574,600	Lloyds TSB Group PLC	26,006,880	BRI
See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks (continued)
	Banks (continued)
231,600	National Bank of Canada(8)	$12,639,320	CDA
1,472,300	Nordea Bank AB	19,287,378	SWE
462,300	SanPaolo IMI SpA	9,760,555	ITA
794,000	Shinsei Bank, Ltd.	4,839,619	JPN
153,700	Societe Generale(8)	24,459,860	FRA
388,346	Standard Chartered PLC	9,946,997	BRI
511,361	UBS AG	30,588,830	SWI

		392,947,079

	Broadcast Services/Media—0.8%
170,500	Rogers Communications, Inc. — Class B	9,335,361	CDA
143,800	Vivendi Universal SA	5,184,085	FRA

		14,519,446

	Business Services and Supplies—0.3%
1,220,000	Marubeni Corp.	6,072,889	JPN

	Chemicals—1.6%
45,100	Akzo Nobel NV	2,778,244	NET
6,140	Arkema*	289,711	FRA
56,300	Ciba Specialty Chemicals AG	3,399,296	SWI
264,800	Methanex Corp.(8)	6,417,743	CDA
1,102,800	Mitsubishi Chemical Holdings Corp.	6,908,546	JPN
171,800	Nova Chemicals Corp.(8)	5,264,281	CDA
597,500	Sumitomo Bakelite Company, Ltd.(8)	4,511,915	JPN

		29,569,736

	Computer Equipment, Software and Services—1.4%
1,137,600	CGI Group, Inc.*	7,449,995	CDA
120,000	High Tech Computer Corp.	3,176,071	TWN
656,248	Logitech International SA	14,248,577	SWI
66,900	Open Text Corp.*	1,197,048	CDA

		26,071,691

	Construction Services and Supplies—2.2%
353,700	Barratt Developments PLC	7,059,587	BRI
8,800	Cementos Portland Valderrivas SA	942,922	SPA
15,600	Ciments Francais SA	2,474,676	FRA
139,900	Compagnie de Saint-Gobain	10,147,291	FRA
644,700	George Wimpey PLC	6,252,799	BRI
543,700	Hanson PLC	7,874,204	BRI
43,500	Lafarge SA	5,615,306	FRA
91,000	Maeda Road Construction Company, Ltd.	659,437	JPN

		41,026,222

	Consumer Goods and Services—2.7%
302,100	Electrolux AB — Series B(8)	4,905,727	SWE
129,600	Husqvarna AB — Class B*	1,525,351	SWE
3,379	Japan Tobacco, Inc.	13,129,828	JPN
279,245	Reckitt Benckiser PLC	11,575,774	BRI

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks (continued)
	Consumer Goods and Services (continued)
246,509	Swatch Group AG	$9,561,107	SWI
593,800	Swedish Match AB	9,662,828	SWE

		50,360,615

	Diversified Operations and Services—1.0%
189,300	BASF AG	15,158,644	GER
334,000	Sumitomo Corp.	4,164,927	JPN

		19,323,571

	Electronics—2.9%
2,061,800	Hon Hai Precision Industry Company, Ltd.	12,552,389	TWN
209,000	Hosiden Corp.(8)	2,432,804	JPN
497,957	Koninklijke (Royal) Philips Electronics NV	17,471,789	NET
21,515	Samsung Electronics Company, Ltd.	15,097,448	KOR
623,000	Toshiba Corp.(8)	4,039,941	JPN
810,100	Toshiba Tec Corp.	3,785,610	JPN

		55,379,981

	Engineering—0.3%
246,013	SNC-Lavalin Group, Inc.	6,329,979	CDA

	Financial Services—5.9%
535,600	Alliance & Leicester PLC	10,890,741	BRI
983,100	Bradford & Bingley PLC	8,706,545	BRI
1,204,000	Daiwa Securities Group, Inc.	14,045,392	JPN
35,047	Deutsche Boerse AG	5,270,744	GER
61,110	Euronext NV	5,939,650	NET
226,900	Hitachi Capital Corp.	4,321,905	JPN
319,800	Irish Life & Permanent PLC	8,013,122	IRE
1,187,226	Man Group PLC	9,958,604	BRI
51,800	Muenchener Rueckversicherungs-Gesellschaft AG	8,191,575	GER
178,000	Namco Bandhai Holdings, Inc.	2,798,273	JPN
521,600	Nomura Holdings, Inc.	9,184,576	JPN
31,100	Orix Corp.	8,596,106	JPN
132,700	Promise Company, Ltd.	5,279,915	JPN
38,300	Sanyo Shinpan Finance Company, Ltd.	1,530,379	JPN
119,100	Sun Life Financial, Inc.(8)	4,885,471	CDA
98,300	Takefuji Corp.	4,510,358	JPN

		112,123,356

	Food and Beverage—3.0%
585,700	Asahi Breweries, Ltd.	8,538,204	JPN
55,500	Fomento Economico Mexicano, SA de CV (ADR)	5,380,170	MEX
130,064	Groupe Danone	18,257,491	FRA
50,050	Nestle SA	17,451,158	SWI
1,537,300	Northern Foods PLC	2,590,527	BRI
389,900	Tate & Lyle PLC	5,252,561	BRI

		57,470,111

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks (continued)
	Insurance—5.9%
122,213	Admiral Group PLC	$1,896,963	BRI
51,231	Allianz AG	8,866,214	GER
874,200	Aviva PLC	12,816,210	BRI
91,100	CNP Assurances	8,837,231	FRA
1,939,300	Friends Provident PLC	7,026,079	BRI
516,000	ING Groep NV(8)	22,698,146	NET
1,003,300	Milano Assicurazioni SpA	7,423,489	ITA
1,472,000	Old Mutual PLC	4,616,466	BRI
1,467,700	Promina Group, Ltd.	6,486,689	AUS
5,458,900	Royal & Sun Alliance Insurance Group PLC	15,229,247	BRI
94,700	Swiss Re	7,247,623	SWI
36,300	Zurich Financial Services AG	8,919,329	SWI

		112,063,686

	Internet Services—0.3%
31,800	Baidu.com, Inc. (ADR)*(8)	2,783,772	CAY
9,258	Rakuten, Inc.	3,628,744	JPN

		6,412,516

	Leisure and Recreation—1.4%
328,534	Aristocrat Leisure, Ltd.	3,452,475	AUS
2,636,195	EMI Group PLC	13,129,440	BRI
128,685	Greek Organisation of Football Prognostics SA	4,324,244	GRC
255,300	TUI AG(8)	5,270,376	GER

		26,176,535

	Machinery—1.2%
148,400	MAN AG	12,559,041	GER
150,000	Mori Seiki Company, Ltd.(8)	2,863,492	JPN
15,900	Rieter Holding AG	6,847,255	SWI

		22,269,788

	Manufacturing—0.6%
704,000	Kurabo Industries, Ltd.	1,913,092	JPN
725,000	Nippon Paint Company, Ltd.	3,774,603	JPN
1,155,936	Tomkins PLC	5,124,020	BRI

		10,811,715

	Medical Equipment, Supplies, and Services—0.4%
72,985	Essilor International SA CIE Generale D’Optique	7,473,302	FRA

	Metals and Mining—4.1%
1,257,100	BlueScope Steel, Ltd.	6,071,220	AUS
200,900	Cameco Corp.(8)	7,346,913	CDA
37,300	Norddeutsche Affinerie AG	898,667	GER
331,500	Rautaruukki Oyj	9,521,122	FIN
76,700	Russel Metals, Inc.	1,852,740	CDA
82,845	Salzgitter AG	7,785,374	GER

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks (continued)
	Metals and Mining (continued)
308,300	Sims Group, Ltd.	$4,756,363	AUS
341,100	ThyssenKrupp AG	11,492,371	GER
86,171	Vallourec SA(8)	20,094,595	FRA
165,600	voestalpine AG	6,839,344	AST

		76,658,709

	Office Equipment and Services—0.5%
45,000	Brother Industries, Ltd.	565,714	JPN
315,000	Ricoh Company, Ltd.	6,266,667	JPN
3,314,500	TPV Technology, Ltd.	3,148,300	HNG

		9,980,681

	Oil, Coal and Gas—6.3%
1,176,600	BP PLC	12,821,501	BRI
988,200	Cosmo Oil Company, Ltd.(8)	4,074,103	JPN
635,400	Eni SpA	18,829,652	ITA
1,702,000	Nippon Oil Corp.	12,535,365	JPN
227,500	Norsk Hydro ASA	5,080,459	NOR
2,114,000	Osaka Gas Company, Ltd.	7,373,274	JPN
287,000	Repsol YPF SA	8,541,445	SPA
1,009,100	Royal Dutch Shell PLC — Class B	34,254,612	BRI
57,850	Statoil ASA	1,367,230	NOR
245,600	Total SA	16,116,662	FRA

		120,994,303

	Paper and Forest Products—0.7%
564,000	Hokuetsu Paper Mills, Ltd.(8)	3,423,391	JPN
301,800	Norbord, Inc.	2,176,254	CDA
1,263,000	Oji Paper Company, Ltd.(8)	6,917,765	JPN

		12,517,410

	Pharmaceuticals/Research and Development—3.8%
257,337	AstraZeneca PLC	16,083,315	BRI
275,600	Biovail Corp.	4,191,635	CDA
318,100	Daiichi Sanyko Company, Ltd.	9,021,249	JPN
220,500	Eisai Company, Ltd.	10,658,667	JPN
455,400	Elan Corp. PLC (ADR)*(8)	7,004,052	IRE
173,800	GlaxoSmithKline PLC	4,627,393	BRI
35,512	Roche Holding AG	6,139,945	SWI
90,519	Sanofi-Aventis	8,057,740	FRA
476,000	Tanabe Seiyaku Company, Ltd.	5,963,852	JPN
5,228	UCB SA	332,463	BEL

		72,080,311

	Printing and Publishing—1.0%
474,200	Quebecor World, Inc.(8)	4,942,456	CDA
739,613	Reed Elsevier PLC	8,205,025	BRI

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks (continued)
	Printing and Publishing (continued)
439,000	Toppan Printing Company, Ltd.	$4,868,487	JPN

		18,015,968

	Real Estate Development and Services—2.1%
417,181	British Land Company PLC	10,654,325	BRI
5,964,000	Shun Tak Holdings, Ltd.	7,027,593	HNG
388,000	Sumitomo Realty & Development Company, Ltd.	11,397,756	JPN
50,453	Unibail(8)	10,600,977	FRA

		39,680,651

	Retail—3.9%
766,184	Boots Group PLC	11,117,876	BRI
3,160,932	Carphone Warehouse PLC	18,184,195	BRI
1,957,355	Debenhams PLC*	6,660,872	BRI
1,912,500	Dixons Group PLC	7,842,104	BRI
590,900	JJB Sports PLC	2,068,915	BRI
90,433	KarstadtQuelle AG(8)	2,150,129	GER
1,539,077	Kesa Electricals PLC	9,387,108	BRI
96,311	PPR	14,276,665	FRA
10,300	Valora Holding AG	2,396,977	SWI

		74,084,841

	Retail: Restaurants—0.2%
112,200	Plenus Company, Ltd.	3,029,994	JPN

	Retail: Supermarkets—0.9%
2,644,582	Tesco PLC	17,825,699	BRI

	Semiconductors—1.7%
6,202,155	ARM Holdings PLC	13,644,811	BRI
443,950	ASML Holding NV*	10,380,813	NET
194,900	Elpida Memory, Inc.*	8,843,716	JPN

		32,869,340

	Telecommunications Equipment and Services—5.6%
336,400	America Movil SA de CV — Series L (ADR)	13,244,068	MEX
4,593,000	BT Group PLC	23,047,206	BRI
487,500	China Mobile, Ltd.	3,444,754	HNG
277,800	Deutsche Telekom AG	4,417,394	GER
159,600	Elcoteq Network Corp. — Class A	2,224,165	FIN
1,765,000	MobileOne, Ltd.	2,344,813	SIN
2,600	Nippon Telegraph and Telephone Corp.	12,766,138	JPN
8,407	NTT DoCoMo, Inc.	12,953,007	JPN
180,300	Research In Motion, Ltd.	18,509,598	CDA
20,800	Swisscom AG	6,923,907	SWI
1,646,500	Vodafone Group PLC	3,768,753	BRI

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Shares		Value	Country
	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)
395,600	VTech Holdings, Ltd.	$2,031,153	BER

		105,674,956

	Toys—0.9%
79,900	Nintendo Company, Ltd.	16,463,628	JPN

	Transportation—0.5%
2,535,000	Neptune Orient Lines, Ltd.	3,240,076	SIN
1,367,100	Orient Overseas International, Ltd.	5,562,702	BER

		8,802,778

	Utilities—4.7%
95,900	ATCO, Ltd. — Class I	3,631,802	CDA
118,900	Chubu Electric Power Company, Inc.	3,090,142	JPN
500,900	Endesa SA	21,309,827	SPA
1,130,300	Energias de Portugal SA	4,901,807	POR
314,200	Hokkaido Electric Power Company, Inc.	7,620,597	JPN
248,000	Kyushu Electric Power Company, Inc.	5,857,524	JPN
288,892	Scottish Power PLC	3,524,009	BRI
222,700	Shikoku Electric Power Company, Inc.	4,854,624	JPN
604,300	The Kansai Electric Power Company, Inc.	13,940,466	JPN
600	Toho Gas Company, Ltd.	2,580	JPN
332,610	Veolia Environment	20,080,285	FRA

		88,813,663

	Total Common Stocks (Cost $1,515,537,327)	1,855,707,413

	Rights—0.0%
	Automobiles/Motor Vehicles and Automotive Equipment
390,900	TI Automotive, Ltd. — Class A*(14) (Cost $0)	—	BRI

Principal
	Securities Lending Collateral—9.2%
$174,507,456	Securities Lending Collateral Investment (Note 3) (Cost $174,507,456)	174,507,456	USA

	Total Securities (Cost $1,690,044,783)	2,030,214,869

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Principal		Value	Country
	Repurchase Agreements—1.1%
$20,484,715	With Investors Bank and Trust, dated 09/29/06, 4.76%, due 10/02/06, repurchase proceeds at maturity $20,492,841 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 3.80%, due 10/01/33, with a value of $13,059,415 and various Small Business Administrations, 8.38%-8.88%, due 10/25/22-09/25/23, with a total value of $8,449,537) (Cost $20,484,715)	$20,484,715	USA

	Total Investments — 108.4% (Cost $1,710,529,498)	2,050,699,584

	Liabilities less other assets — (8.4)%	(158,912,328)

	Net Assets — 100.0%	$1,891,787,256

The aggregate cost of securities for federal income tax purposes at September 30, 2006 is $1,710,529,498.
The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$373,651,298
Gross unrealized depreciation	(33,481,212)

Net unrealized appreciation	$340,170,086

See summary of footnotes and abbreviations to portfolios.
See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2006
(Unaudited)

Percent of Total
Country Composition	Investments at Value
Australia (AUS)	2.46%
Austria (AST)	0.77
Belgium (BEL)	0.85
Bermuda (BER)	0.52
Canada (CDA)	5.98
Cayman Islands (CAY)	0.49
Denmark (DEN)	0.32
Finland (FIN)	0.64
France (FRA)	10.64
Germany (GER)	4.92
Greece (GRC)	0.21
Hong Kong (HNG)	0.93
Ireland (IRE)	1.20
Italy (ITA)	2.02
Japan (JPN)	18.17
Mexico (MEX)	0.91
Norway (NOR)	0.46
Portugal (POR)	0.38
Singapore (SIN)	0.27
South Korea (KOR)	0.74
Spain (SPA)	2.97
Sweden (SWE)	1.85
Switzerland (SWI)	6.98
Taiwan (TWN)	0.77
The Netherlands (NET)	3.41
United Kingdom (BRI)	21.63
United States (USA)	9.51

Total Percentage	100.00%

See notes to portfolios of investments.

DIVERSIFIED INVESTORS PORTFOLIOS
PORTFOLIO OF INVESTMENTS
SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
September 30, 2006
(Unaudited)
Footnotes:
*	Non-income producing security.

144A	Security is exempt from registration under Rule 144A of the Securities Act of 1933. It may be resold in a transaction exempt from registration, normally to qualified institutional buyers.
1)	Variable rate security. The rate shown was in effect at September 30, 2006.

2)	Quarterly reset provision. The rate shown was in effect at September 30, 2006.

3)	Monthly reset provision. The rate shown was in effect at September 30, 2006.

4)	Security is segregated as collateral for written options.

5)	Security is segregated as initial margin for futures contracts.

6)	Security is segregated as collateral for swap contracts.

7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.

8)	All or part of this security is on loan.

9)	Bond is in default.

10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at September 30, 2006.

11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at September 30, 2006.

12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.

13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

14)	Fair valued at September 30, 2006.

Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at September 30, 2006.

Series	Market Value	Percentage
High Quality Bond	$2,499,370	0.30%
High Yield Bond	3,352,626	0.72
15)	Principal amount for this security is denominated in Australian Dollars.

16)	Principal amount for this security is denominated in Canadian Dollars.

17)	Principal amount for this security is denominated in Danish Krone.

18)	Principal amount for this security is denominated in Euros.

19)	Principal amount for this security is denominated in Japanese Yen.

20)	Principal amount for this security is denominated in Mexican Pesos.

21)	Principal amount for this security is denominated in New Zealand Dollars.

22)	Principal amount for this security is denominated in Swedish Krona.

23)	Principal amount for this security is denominated in Swiss Francs.

24)	Principal amount for this security is denominated in Taiwan Dollars.

DIVERSIFIED INVESTORS PORTFOLIOS
PORTFOLIO OF INVESTMENTS
SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS (Continued)
September 30, 2006
(Unaudited)
Abbreviations:

ADR	American Depository Receipt.

FDR	Foreign Depository Receipt.

GDR	Global Depository Receipt.

TBA	To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.

•	Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.

•	Footnotes and abbreviations may or may not appear in each portfolio of investments.
See notes to portfolios of investments.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)
1. Organization and Business
Diversified Investors Portfolios (the “Series Portfolio”), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Aggressive Equity Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, and the International Equity Portfolio (each a “Series”). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).
The investment objectives of each Series are as follows:
Money Market – The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.
High Quality Bond – The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.
Intermediate Government Bond – The Series’ goal is to provide as high a level of current income as is consistent with the preservation of capital.
Core Bond – The Series’ goal is to achieve maximum total return.
Total Return Bond – The Series’ goal is to maximize long-term total return.
High Yield Bond – The Series’ goal is to provide a high level of current income.
Balanced – The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.
Value & Income – The Series’ goal is to provide a high level of current income through investment in a broadly diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.
Value – The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.
Growth & Income – The Series’ goal is to provide capital appreciation and current income.
Equity Growth – The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.
Aggressive Equity – The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.
Mid-Cap Value – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Mid-Cap Growth – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Small-Cap Value – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.
Special Equity – The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.
Small-Cap Growth – The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
1. Organization and Business (continued)
International Equity – The Series’ goal is to provide a high level of long –term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.
2. Significant Accounting Policies
A. Security Valuation:
Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at, their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.
Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate.
B. Repurchase Agreements:
Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.
C. Foreign Currency Translation:
The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.
Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
2. Significant Accounting Policies (continued)
gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.
D. Foreign Currency Forward, Spot, and Cross Currency Contracts:
Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
As of September 30, 2006, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series each had outstanding foreign currency forward or cross currency contracts as listed in Note 4.
E. Written Options:
Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are settled for cash and subject the Series to unlimited risk of loss. The Series, however, is not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
2. Significant Accounting Policies (continued)
Transactions in options written for the period ended September 30, 2006 were as follows:

			Total Return
	Core Bond		Bond
	Number of		Number of
	Contracts	Premiums	Contracts	Premiums
Written call options outstanding at December 31, 2005	172	$98,503	—	$—
Call options written	364	176,543	232	72,160

Call options terminated in closing purchase transactions	(536)	(275,046)	(209)	(61,416)

Call options expired	—	—	—	—

Written call options outstanding at September 30, 2006	—	—	23	$10,744

Written put options outstanding at December 31, 2005	172	$87,812	—	$—

Put options written	570	236,920	144	37,890
Put options terminated in closing purchase transactions	(536)	(276,574)	(131)	(33,064)

Put options expired	—	—	—	—

Written put options outstanding at September 30, 2006	206	$48,158	13	$4,826

	Balanced
	Number of
	Contracts	Premiums
Written call options outstanding at December 31, 2005	—	$—
Call options written	429	141,098

Call options terminated in closing purchase transactions	(390)	(122,871)

Call options expired	—	—

Written call options outstanding at September 30, 2006	39	$18,227

Written put options outstanding at December 31, 2005	—	$—
Put options written	320	82,057

Put options terminated in closing purchase transactions	(299)	(74,271)
Put options expired	—	—

Written put options outstanding at September 30, 2006	21	$7,786

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
2. Significant Accounting Policies (continued)
F. Futures Contracts:
Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.
Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.
Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
2.  Significant Accounting Policies (continued)
Open futures contracts as of September 30, 2006:

				Value as of	Net Unrealized
	Number of		Expiration	September 30,	Appreciation/
Series	Contracts	Description	Date	2006	(Depreciation)
Core Bond	1,354 Long	US Treasury Note 10 Year Future	December 2006	$146,316,625	$1,418,627
	1,333 Long	US Long Bond Future	December 2006	149,837,531	2,364,368
	442 Short	90 Day Euro Future	June 2007	104,958,425	(82,426)
	3,384 Short	US Treasury Note 5 Year Future	December 2006	357,064,875	(1,310,356)

					$2,390,213

Total Return Bond	8 Long	90 Day Euro Future	June 2007	$1,899,700	$3,860
	35 Long	US Treasury Note 2 Year Future	December 2006	7,157,500	14,840
	108 Long	US Treasury Note 5 Year Future	December 2006	11,395,688	83,525
	103 Short	US Treasury Note 10 Year Future	December 2006	11,130,438	(47,618)
	9 Short	US Long Bond Future	December 2006	1,011,656	(14,272)

					$40,335

Balanced	15 Long	90 Day Euro Future	June 2007	$3,561,938	$7,238
	4 Long	S&P 500 Future	December 2006	269,100	3,842
	68 Long	US Treasury Note 2 Year Future	December 2006	13,906,000	29,332
	73 Long	US Treasury Note 5 Year Future	December 2006	7,702,641	56,791
	131 Short	US Treasury Note 10 Year Future	December 2006	14,156,188	(118,819)

	17 Short	US Long Bond Future	December 2006	1,910,906	(27,132)

					$(48,748)

Growth & Income	32 Long	S&P 500 Future	December 2006	$2,152,800	$18,786

Special Equity	14 Long	Russell 2000 Future	December 2006	$5,124,700	$84,130

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
2. Significant Accounting Policies (continued)
The Core Bond Series and Special Equity Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ portfolio of investments. The Total Return Bond Series has segregated $150,000 of cash, the Balanced Series has segregated $430,600 of cash and the Growth & Income Series has segregated $560,000 of cash as collateral for their respective open futures contracts.
G. Swaps
The Series, with the exception of the Money Market Series, may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.
The Series, with the exception of the Money Market Series, may also engage in credit default contracts which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default or bankruptcy). Under the terms of the contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Series may enter into credit default contracts in which they or their counterparties act as guarantors. By acting as the guarantor of the contract, the Series assume the market and credit risk of the underlying instrument.
The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks of entering into various swap transactions include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.
Outstanding swap agreements as of September 30, 2006:
Interest Rate Swaps:
Core Bond

	Payments made by	Payments Received	Termination	Notional
Swap Counterparty	the Series	by the Series	Date	Amount (USD)	Value (USD)

Citigroup Global Markets	3 month LIBOR	5.18% semi-annual	09/18/2010	$100,000,000	$403,167

Wachovia Securities	3 month LIBOR	5.20% semi-annual	09/07/2011	$100,000,000	$631,885

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
2. Significant Accounting Policies (continued)
H. Short Sales:
Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested.
I. Dollar Rolls:
Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.
J. Security Transactions:
Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.
K. Restricted and Illiquid Securities:
Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult. At September 30, 2006, there were no securities held in any Series that were considered illiquid or restricted with the exception of securities registered under Rule 144A of the Securities Act of 1933.
3. Securities Lending
Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
3. Securities Lending (continued)
For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent. At September 30, 2006, the Series loaned securities having market values as follows:

		Cash Collateral
Series	Market Value	Received
High Quality Bond	$16,625,041	$16,974,568
Intermediate Government Bond	36,375,413	37,203,076
Core Bond	5,256,101	5,397,060
Total Return Bond	4,323,621	4,418,263
Balanced	34,538,428	35,615,949
Value & Income	308,710,905	321,362,202
Value	8,039,985	8,473,900
Growth & Income	98,926,446	102,317,037
Equity Growth	176,146,543	182,931,883
Aggressive Equity	32,931,926	34,278,102
Mid-Cap Growth	25,640,708	26,465,688
Small-Cap Value	300,560	340,000
Special Equity	233,299,077	243,301,093
Small-Cap Growth	25,441,456	26,634,834
International Equity	165,786,650	174,507,456

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
3. Securities Lending (continued)
Each Series has invested the cash collateral received from securities loaned in the following short term securities:

	High	Intermediate	Core	Total Return		Value &		Growth &
	Quality Bond	Government Bond	Bond	Bond	Balanced	Income	Value	Income
Abbey National PLC, Time Deposit, 5.27%, 10/03/06	$475,316	$1,041,747	$151,126	$123,719	$997,305	$8,998,665	$237,283	$2,865,044
Abbey National PLC, Time Deposit, 5.27%, 10/04/06	339,511	744,105	107,948	88,370	712,360	6,427,618	169,488	2,046,460
ABN Amro Bank NV, Floating Rate CD, 5.31% (1), 11/21/06	339,511	744,105	107,948	88,370	712,360	6,427,618	169,488	2,046,460
Bank of America NA, Floating Rate Note, 5.31% (1), 03/08/07	679,022	1,488,210	215,895	176,741	1,424,721	12,855,236	338,975	4,092,919
Bank of America NA, Floating Rate Note, 5.31% (1), 07/10/07	814,827	1,785,852	259,074	212,089	1,709,665	15,426,283	406,771	4,911,504
Bank of Montreal, Time Deposit, 5.28%, 10/16/06	339,511	744,105	107,947	88,371	712,360	6,427,618	169,488	2,046,460
Bank of Nova Scotia, Time Deposit, 5.28%, 10/11/06	679,022	1,488,210	215,895	176,741	1,424,721	12,855,236	338,975	4,092,920
Barclays, Time Deposit, 5.30%, 11/03/06	339,511	744,105	107,948	88,370	712,360	6,427,618	169,488	2,046,460
Barclays, Time Deposit, 5.28%, 10/20/06	135,804	297,642	43,179	35,348	284,944	2,571,047	67,795	818,584
BNP Paribas, Time Deposit, 5.26%, 10/05/06	339,511	744,105	107,948	88,370	712,360	6,427,618	169,488	2,046,460
Branch Banker & Trust, Time Deposit, 5.27%, 10/10/06	679,022	1,488,210	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Canadian Imperial Bank of Commerce, Time Deposit, 5.28%, 10/30/06	543,218	1,190,568	172,716	141,393	1,139,777	10,284,189	271,180	3,274,336
Credit Suisse First Boston Corp., Time Deposit, 5.31%, 11/13/06	339,511	744,105	107,948	88,370	712,360	6,427,618	169,488	2,046,460
Credit Suisse First Boston Corp., Time Deposit, 5.31%, 11/14/06	407,414	892,926	129,537	106,044	854,833	7,713,142	203,385	2,455,752
First Tennessee National Corp., Time Deposit, 5.30%, 10/20/06	339,511	744,105	107,948	88,370	712,360	6,427,618	169,488	2,046,460
Fortis Bank, Time Deposit, 5.28%, 10/19/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Fortis Bank, Time Deposit, 5.30%, 11/20/06	203,707	446,463	64,768	53,022	427,416	3,856,571	101,693	1,227,876
General Electric Capital Corp., 5.28%, 11/03/06	339,511	744,105	107,947	88,371	712,360	6,427,618	169,488	2,046,460
Harris NA, Time Deposit, 5.28%, 11/22/06	339,511	744,105	107,947	88,370	712,360	6,427,618	169,488	2,046,460
HBOS Halifax Bank of Scotland, Time Deposit, 5.28%, 10/31/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Lloyds TSB Bank, Time Deposit, 5.28%, 10/02/06	271,609	595,284	86,358	70,696	569,888	5,142,094	135,590	1,637,168
National Australia Bank, Time Deposit, 5.36%, 10/02/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,920
Royal Bank of Canada, Time Deposit, 5.30%, 10/27/06	475,316	1,041,747	151,126	123,719	997,305	8,998,665	237,283	2,865,044
Skandinaviska Enskilda Banken AB, Time Deposit, 5.30%, 11/20/06	407,414	892,926	129,537	106,044	854,833	7,713,142	203,385	2,455,752
Societe Generale, Time Deposit, 5.29%, 10/04/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Societe Generale, Time Deposit, 5.30%, 10/23/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Societe Generale, Time Deposit, 5.28%, 11/01/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Standard Chartered Bank, Time Deposit, 5.28%, 10/30/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919
Sun Trust Bank, Time Deposit, 5.38%, 10/02/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,920
Svenska Handlesbanken, Time Deposit, 5.35%, 10/02/06	745,937	1,634,866	237,170	194,158	1,565,121	14,122,061	372,380	4,496,258
Toronto Dominion Bank, Time Deposit, 5.27%, 10/05/06	339,511	744,105	107,947	88,370	712,360	6,427,618	169,488	2,046,460
UBS AG, Time Deposit, 5.30%, 10/27/06	543,218	1,190,568	172,716	141,393	1,139,777	10,284,189	271,180	3,274,336
UBS AG, Time Deposit, 5.31%, 10/02/06	407,414	892,926	129,537	106,044	854,833	7,713,142	203,385	2,455,752
Wells Fargo, Time Deposit, 5.27%, 10/17/06	679,022	1,488,209	215,895	176,741	1,424,721	12,855,236	338,976	4,092,919

	$16,974,568	$37,203,076	$5,397,060	$4,418,263	$35,615,949	$321,362,202	$8,473,900	$102,317,037

Information pertaining to the investment of the cash collateral is shown on each Series’ Portfolio of Investments.

(1)	Variable rate security. The rate shown was in effect at September 30, 2006.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
3. Securities Lending (continued)
Each Series has invested the cash collateral received from securities loaned in the following short term securities:

	Equity	Aggressive	Mid-Cap	Small -Cap	Special	Small-Cap	International
	Growth	Equity	Growth	Value	Equity	Growth	Equity
Abbey National PLC, Time Deposit, 5.27%, 10/03/06	$5,122,391	$959,843	$741,082	$9,521	$6,812,827	$745,819	$4,886,493
Abbey National PLC, Time Deposit, 5.27%, 10/04/06	3,658,852	685,602	529,345	6,800	4,866,305	532,728	3,490,352
ABN Amro Bank NV, Floating Rate CD, 5.31% (1), 11/21/06	3,658,850	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Bank of America NA, Floating Rate Note, 5.31% (1), 03/08/07	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,705
Bank of America NA, Floating Rate Note, 5.31% (1), 07/10/07	8,781,241	1,645,445	1,270,427	16,321	11,679,132	1,278,546	8,376,845
Bank of Montreal, Time Deposit, 5.28%, 10/16/06	3,658,852	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Bank of Nova Scotia, Time Deposit, 5.28%, 10/11/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,704
Barclays, Time Deposit, 5.30%, 11/03/06	3,658,850	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Barclays, Time Deposit, 5.28%, 10/20/06	1,463,540	274,241	211,737	2,720	1,946,522	213,091	1,396,141
BNP Paribas, Time Deposit, 5.26%, 10/05/06	3,658,851	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Branch Banker & Trust, Time Deposit, 5.27%, 10/10/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,705
Canadian Imperial Bank of Commerce, Time Deposit, 5.28%, 10/30/06	5,854,161	1,096,963	846,951	10,881	7,786,088	852,365	5,584,564
Credit Suisse First Boston Corp., Time Deposit, 5.31%, 11/13/06	3,658,850	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Credit Suisse First Boston Corp., Time Deposit, 5.31%, 11/14/06	4,390,621	822,722	635,214	8,161	5,839,566	639,273	4,188,423
First Tennessee National Corp., Time Deposit, 5.30%, 10/20/06	3,658,850	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Fortis Bank, Time Deposit, 5.28%, 10/19/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,705
Fortis Bank, Time Deposit, 5.30%, 11/20/06	2,195,310	411,361	317,607	4,080	2,919,783	319,637	2,094,211
General Electric Capital Corp., 5.28%, 11/03/06	3,658,851	685,602	529,345	6,800	4,866,305	532,728	3,490,352
Harris NA, Time Deposit, 5.28%, 11/22/06	3,658,850	685,602	529,345	6,800	4,866,305	532,728	3,490,352
HBOS Halifax Bank of Scotland, Time Deposit, 5.28%, 10/31/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,705
Lloyds TSB Bank, Time Deposit, 5.28%, 10/02/06	2,927,080	548,482	423,476	5,440	3,893,044	426,182	2,792,282
National Australia Bank, Time Deposit, 5.36%, 10/02/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,704
Royal Bank of Canada, Time Deposit, 5.30%, 10/27/06	5,122,391	959,843	741,082	9,521	6,812,827	745,819	4,886,493
Skandinaviska Enskilda Banken AB, Time Deposit, 5.30%, 11/20/06	4,390,621	822,722	635,213	8,161	5,839,566	639,273	4,188,423
Societe Generale, Time Deposit, 5.29%, 10/04/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,705
Societe Generale, Time Deposit, 5.30%, 10/23/06	7,317,701	1,371,203	1,058,689	13,601	9,732,610	1,065,455	6,980,705
Societe Generale, Time Deposit, 5.28%, 11/01/06	7,317,701	1,371,203	1,058,689	13,601	9,732,610	1,065,455	6,980,704
Standard Chartered Bank, Time Deposit, 5.28%, 10/30/06	7,317,701	1,371,203	1,058,689	13,601	9,732,610	1,065,455	6,980,704
Sun Trust Bank, Time Deposit, 5.38%, 10/02/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,704
Svenska Handlesbanken, Time Deposit, 5.35%, 10/02/06	8,038,827	1,506,330	1,163,017	14,941	10,691,714	1,170,451	7,668,620
Toronto Dominion Bank, Time Deposit, 5.27%, 10/05/06	3,658,850	685,602	529,345	6,800	4,866,305	532,728	3,490,352
UBS AG, Time Deposit, 5.30%, 10/27/06	5,854,161	1,096,963	846,951	10,881	7,786,088	852,365	5,584,564
UBS AG, Time Deposit, 5.31%, 10/02/06	4,390,621	822,722	635,213	8,160	5,839,566	639,273	4,188,423
Wells Fargo, Time Deposit, 5.27%, 10/17/06	7,317,701	1,371,204	1,058,689	13,601	9,732,610	1,065,455	6,980,704

	$182,931,883	$34,278,102	$26,465,688	$340,000	$243,301,093	$26,634,834	$174,507,456

Information pertaining to the investment of the cash collateral is shown on each Series’ Portfolio of Investments.

(1)	Variable rate security. The rate shown was in effect at September 30, 2006.

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
4. Foreign Currency Forward, Spot, and Cross Currency Contracts
At September 30, 2006, the Core Bond Series, Total Return Bond Series, Balanced Series, and International Equity Series had entered into foreign currency forward, spot, and cross currency contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

					Net Unrealized
				Value	Appreciation/
	Foreign Currency	In Exchange For	Settlement Date	At 09/30/06	(Depreciation)
Core Bond
Sale Contracts:
Euro	15,710,000	$20,212,800	01/10/07	$20,024,746	$188,054
New Zealand Dollar	11,358,753	7,463,030	01/10/07	7,371,465	91,565

Total					279,619

Total Return Bond
Purchase Contracts:
Australian Dollar	323,539	$247,750	11/07/06	$240,966	$(6,784)
Canadian Dollar	153,287	135,044	11/07/06	137,282	2,238
Canadian Dollar	1,060,000	953,267	11/07/06	949,322	(3,945)

Total					$(8,491)

Sale Contracts:
Australian Dollar	323,539	$243,771	11/07/06	$240,967	$2,804
Canadian Dollar	320,464	281,927	11/07/06	287,003	(5,076)
Canadian Dollar	124,605	111,438	11/07/06	111,594	(156)
Euro	302,634	384,607	11/07/06	384,507	100

Total					$(2,328)

Balanced
Purchase Contracts:
Australian Dollar	940,286	$720,024	11/07/06	$700,310	$(19,714)
Canadian Dollar	379,780	340,000	11/07/06	340,126	126
Canadian Dollar	1,730,000	1,555,804	11/07/06	1,549,365	(6,439)

Total					$(26,027)

Sale Contracts:
Australian Dollar	940,286	$708,458	11/07/06	$700,309	$8,149
Canadian Dollar	910,497	801,008	11/07/06	815,430	(14,422)
Euro	514,478	653,832	11/07/06	653,662	170

Total					$(6,103)

DIVERSIFIED INVESTORS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)
4. Foreign Currency Forward, Spot, and Cross Currency Contracts (continued)

					Net Unrealized
				Value	Appreciation/
International Equity	Foreign Currency	In Exchange For	Settlement Date	At 09/30/06	(Depreciation)
Purchase Contracts:
Australian Dollar	1,296,574	$972,106	10/03/06	$966,336	$(5,770)
Euro	566,345	719,258	10/03/06	718,154	(1,104)
Euro	2,364,905	2,999,835	10/04/06	2,998,987	(848)
Great British Pound	1,002,255	1,876,122	10/04/06	1,876,597	475
Hong Kong Dollar	8,281,905	1,063,323	10/03/06	1,063,057	(266)
Japanese Yen	105,446,228	895,633	10/03/06	892,667	(2,966)
Japanese Yen	152,819,958	1,295,941	10/04/06	1,293,891	(2,050)

					$(12,529)

Sale Contracts:
Euro	437,187	$555,590	10/02/06	$554,375	$1,215
Euro	112,829	124,056	12/29/06	143,738	(19,682)
Japanese Yen	118,819,224	1,020,109	10/02/06	1,005,877	14,232
Norwegian Krone	12,630,503	1,939,967	10/02/06	1,935,349	4,618

Total					$383

				Net Unrealized
		Purchase	Sale	Appreciation/
Foreign Cross Currency	Settlement Date	Current Value	Current Value	(Depreciation)
Contracts:
Balanced
Purchase/Sale
Japanese Yen/Canadian Dollar	11/07/06	$1,527,514	$1,549,366	$(21,852)

Total Return Bond
Purchase/Sale
Japanese Yen/Canadian Dollar	11/07/06	$935,933	$949,322	$(13,389)

International Equity
Purchase/Sale
Canadian Dollar/Euro	10/04/06	$209,967	$210,014	$(47)

S&P 500 INDEX MASTER PORTFOLIO
Schedule of Investments
September 30, 2006 (Unaudited)

Security			Shares	Value

COMMON STOCKS—98.82%
ADVERTISING—0.17%

Interpublic Group of Companies Inc.	(1	) (2)	89,559	$886,634
Omnicom Group Inc.			35,139	3,289,010

				4,175,644

AEROSPACE & DEFENSE—2.10%

Boeing Co. (The)			162,566	12,818,329
General Dynamics Corp.			82,504	5,913,062
Goodrich Corp.	(2)		25,248	1,023,049
L-3 Communications Holdings Inc.			25,136	1,968,903
Lockheed Martin Corp.			72,818	6,266,717
Northrop Grumman Corp.			70,460	4,796,212
Raytheon Co.	(2)		91,773	4,406,022
Rockwell Collins Inc.	(2)		35,239	1,932,507
United Technologies Corp.			206,846	13,103,694

				52,228,495

AGRICULTURE—1.89%

Altria Group Inc.			428,120	32,772,586
Archer-Daniels-Midland Co.			134,107	5,079,973
Monsanto Co.	(2)		111,013	5,218,721
Reynolds American Inc.	(2)		34,959	2,166,409
UST Inc.	(2)		32,861	1,801,769

				47,039,458

AIRLINES—0.11%

Southwest Airlines Co.			160,672	2,676,796

				2,676,796

APPAREL—0.36%

Coach Inc.	(1	) (2)	74,833	2,574,255
Jones Apparel Group Inc.			22,731	737,394
Liz Claiborne Inc.	(2)		21,110	834,056
Nike Inc. Class B	(2)		39,177	3,432,689
VF Corp.			18,209	1,328,347

				8,906,741

AUTO MANUFACTURERS—0.41%

Ford Motor Co.	(2)		384,165	3,107,895
General Motors Corp.	(2)		115,681	3,847,550
Navistar International Corp.	(1)		12,553	324,118
PACCAR Inc.	(2)		50,992	2,907,564

				10,187,127

AUTO PARTS & EQUIPMENT—0.14%

Goodyear Tire & Rubber Co. (The)	(1	) (2)	36,965	535,992
Johnson Controls Inc.	(2)		39,899	2,862,354

				3,398,346

See accompanying notes to the schedule of investments.

Security			Shares	Value

BANKS—6.85%

AmSouth Bancorp			70,046	$2,034,136
Bank of America Corp.			925,557	49,582,089
Bank of New York Co. Inc. (The)			156,074	5,503,169
BB&T Corp.	(2)		109,836	4,808,620
Comerica Inc.			33,101	1,884,109
Commerce Bancorp Inc.	(2)		38,261	1,404,561
Compass Bancshares Inc.			26,443	1,506,722
Fifth Third Bancorp			114,102	4,345,004
First Horizon National Corp.	(2)		25,250	959,752
Huntington Bancshares Inc.	(2)		48,594	1,162,854
KeyCorp	(2)		82,487	3,088,313
M&T Bank Corp.	(2)		15,895	1,906,764
Marshall & Ilsley Corp.	(2)		51,927	2,501,843
Mellon Financial Corp.	(2)		84,151	3,290,304
National City Corp.	(2)		123,707	4,527,676
North Fork Bancorp Inc.			96,034	2,750,414
Northern Trust Corp.	(2)		38,332	2,239,739
PNC Financial Services Group			60,223	4,362,554
Regions Financial Corp.	(2)		92,989	3,421,065
State Street Corp.			67,726	4,226,102
SunTrust Banks Inc.	(2)		74,610	5,765,861
Synovus Financial Corp.	(2)		66,294	1,947,055
U.S. Bancorp			363,451	12,073,842
Wachovia Corp.			333,458	18,606,956
Wells Fargo & Co.			688,614	24,914,055
Zions Bancorporation	(2)		21,792	1,739,220

				170,552,779

BEVERAGES—2.14%

Anheuser-Busch Companies Inc.			157,213	7,469,190
Brown-Forman Corp. Class B			15,640	1,198,806
Coca-Cola Co. (The)			416,769	18,621,239
Coca-Cola Enterprises Inc.			56,383	1,174,458
Constellation Brands Inc.	(1	) (2)	43,199	1,243,267
Molson Coors Brewing Co. Class B	(2)		9,342	643,664
Pepsi Bottling Group Inc.			27,765	985,657
PepsiCo Inc.			337,164	22,003,323

				53,339,604

BIOTECHNOLOGY—1.04%

Amgen Inc.	(1)		239,390	17,123,567
Biogen Idec Inc.	(1)		70,275	3,139,887
Genzyme Corp.	(1	) (2)	53,458	3,606,811
MedImmune Inc.	(1)		48,979	1,430,677
Millipore Corp.	(1)		10,926	669,764

				25,970,706

BUILDING MATERIALS—0.15%

American Standard Companies Inc.	(2)		35,693	1,498,035
Masco Corp.	(2)		81,098	2,223,707

				3,721,742

See accompanying notes to the schedule of investments.

Security			Shares	Value

CHEMICALS—1.32%

Air Products & Chemicals Inc.	(2)		45,066	$2,991,030
Ashland Inc.			12,948	825,823
Dow Chemical Co. (The)			196,198	7,647,798
Du Pont (E.I.) de Nemours and Co.	(2)		188,518	8,076,111
Eastman Chemical Co.			16,647	899,271
Ecolab Inc.			36,546	1,564,900
Hercules Inc.	(1)		23,272	366,999
International Flavors & Fragrances Inc.			16,021	633,470
PPG Industries Inc.			33,785	2,266,298
Praxair Inc.			65,930	3,900,419
Rohm & Haas Co.			29,366	1,390,480
Sherwin-Williams Co. (The)	(2)		22,974	1,281,490
Sigma-Aldrich Corp.	(2)		13,565	1,026,464

				32,870,553

COAL—0.05%

CONSOL Energy Inc.			37,790	1,199,077

				1,199,077

COMMERCIAL SERVICES—0.58%

Apollo Group Inc. Class A	(1)		28,759	1,416,093
Block (H & R) Inc.			65,805	1,430,601
Convergys Corp.	(1)		28,164	581,587
Donnelley (R.R.) & Sons Co.	(2)		44,211	1,457,195
Equifax Inc.			25,908	951,083
McKesson Corp.			61,222	3,227,624
Monster Worldwide Inc.	(1)		26,481	958,347
Moody’s Corp.			48,432	3,166,484
Robert Half International Inc.			35,286	1,198,665

				14,387,679

COMPUTERS—3.73%

Affiliated Computer Services Inc. Class A	(1)		24,240	1,257,086
Apple Computer Inc.	(1)		173,936	13,398,290
Computer Sciences Corp.	(1)		35,126	1,725,389
Dell Inc.	(1	) (2)	464,568	10,610,733
Electronic Data Systems Corp.	(2)		105,872	2,595,981
EMC Corp.	(1)		470,082	5,631,582
Hewlett-Packard Co.			560,133	20,551,280
International Business Machines Corp.			311,224	25,501,695
Lexmark International Inc.	(1	) (2)	20,517	1,183,010
NCR Corp.	(1	) (2)	36,863	1,455,351
Network Appliance Inc.	(1	) (2)	76,172	2,819,126
SanDisk Corp.	(1)		40,082	2,145,990
Sun Microsystems Inc.	(1	) (2)	717,738	3,567,158
Unisys Corp.	(1)		71,074	402,279

				92,844,950

COSMETICS & PERSONAL CARE—2.07%

Alberto-Culver Co.			15,689	793,707
Avon Products Inc.	(2)		91,565	2,807,383
Colgate-Palmolive Co.			105,616	6,558,754
Estee Lauder Companies Inc. (The) Class A	(2)		26,413	1,065,236
Procter & Gamble Co.			649,317	40,244,668

				51,469,748

DISTRIBUTION & WHOLESALE—0.10%

Genuine Parts Co.	(2)		35,043	1,511,405
Grainger (W.W.) Inc.	(2)		15,403	1,032,309

				2,543,714

See accompanying notes to the schedule of investments.

Security			Shares	Value

DIVERSIFIED FINANCIAL SERVICES—8.53%

American Express Co.			248,448	$13,932,964
Ameriprise Financial Inc.			49,858	2,338,340
Bear Stearns Companies Inc. (The)			24,622	3,449,542
Capital One Financial Corp.			62,609	4,924,824
Chicago Mercantile Exchange Holdings Inc.	(2)		7,276	3,479,747
CIT Group Inc.			40,671	1,977,831
Citigroup Inc.			1,011,053	50,219,002
Countrywide Financial Corp.			125,171	4,385,992
E*TRADE Financial Corp.	(1)		87,702	2,097,832
Federal Home Loan Mortgage Corp.			141,317	9,373,557
Federal National Mortgage Association			197,946	11,067,161
Federated Investors Inc. Class B			18,352	620,481
Franklin Resources Inc.			34,096	3,605,652
Goldman Sachs Group Inc. (The)			88,286	14,935,343
Janus Capital Group Inc.	(2)		42,287	833,900
JP Morgan Chase & Co.			709,921	33,337,890
Legg Mason Inc.			26,825	2,705,569
Lehman Brothers Holdings Inc.			109,867	8,114,777
Merrill Lynch & Co. Inc.			181,291	14,180,582
Morgan Stanley			219,223	15,983,549
Rowe (T.) Price Group Inc.			53,523	2,561,076
Schwab (Charles) Corp. (The)			211,505	3,785,939
SLM Corp.	(2)		83,862	4,359,147

				212,270,697

ELECTRIC—3.13%

AES Corp. (The)	(1	) (2)	134,704	2,746,615
Allegheny Energy Inc.	(1	) (2)	33,567	1,348,386
Ameren Corp.			42,105	2,222,723
American Electric Power Co. Inc.			80,448	2,925,894
CenterPoint Energy Inc.			63,430	908,318
CMS Energy Corp.	(1	) (2)	46,135	666,189
Consolidated Edison Inc.			50,412	2,329,034
Constellation Energy Group Inc.			36,691	2,172,107
Dominion Resources Inc.	(2)		72,164	5,519,824
DTE Energy Co.	(2)		36,280	1,505,983
Duke Energy Corp.			256,257	7,738,961
Dynegy Inc. Class A	(1)		76,604	424,386
Edison International			66,516	2,769,726
Entergy Corp.			42,615	3,333,771
Exelon Corp.	(2)		136,919	8,289,076
FirstEnergy Corp.			67,460	3,768,316
FPL Group Inc.	(2)		82,714	3,722,130
PG&E Corp.	(2)		71,082	2,960,565
Pinnacle West Capital Corp.	(2)		20,170	908,658
PPL Corp.			78,261	2,574,787
Progress Energy Inc.	(2)		51,820	2,351,592
Public Service Enterprise Group Inc.			51,485	3,150,367
Southern Co. (The)	(2)		151,811	5,231,407
TECO Energy Inc.	(2)		42,104	658,928
TXU Corp.			94,359	5,899,325
Xcel Energy Inc.	(2)		83,603	1,726,402

				77,853,470

ELECTRICAL COMPONENTS & EQUIPMENT—0.36%

American Power Conversion Corp.	(2)		34,557	758,872
Emerson Electric Co.			83,380	6,992,247
Molex Inc.	(2)		28,693	1,118,166

				8,869,285

See accompanying notes to the schedule of investments.

Security			Shares	Value

ELECTRONICS—0.48%

Agilent Technologies Inc.	(1	) (2)	83,589	$2,732,524
Applera Corp. — Applied Biosystems Group			37,283	1,234,440
Fisher Scientific International Inc.	(1	) (2)	25,527	1,997,232
Jabil Circuit Inc.	(2)		37,751	1,078,546
PerkinElmer Inc.			26,161	495,228
Sanmina-SCI Corp.	(1)		109,718	410,345
Solectron Corp.	(1)		190,093	619,703
Symbol Technologies Inc.			52,579	781,324
Tektronix Inc.			17,304	500,605
Thermo Electron Corp.	(1	) (2)	32,239	1,267,960
Waters Corp.	(1	) (2)	20,961	949,114

				12,067,021

ENGINEERING & CONSTRUCTION—0.06%

Fluor Corp.			18,033	1,386,557

				1,386,557

ENTERTAINMENT—0.12%

International Game Technology Inc.	(2)		69,402	2,880,183

				2,880,183

ENVIRONMENTAL CONTROL—0.18%

Allied Waste Industries Inc.	(1	) (2)	50,238	566,182
Waste Management Inc.			110,544	4,054,754

				4,620,936

FOOD—1.47%

Campbell Soup Co.			47,434	1,731,341
ConAgra Foods Inc.			104,485	2,557,793
Dean Foods Co.	(1)		27,307	1,147,440
General Mills Inc.			72,158	4,084,143
Heinz (H.J.) Co.	(2)		67,799	2,842,812
Hershey Co. (The)	(2)		35,924	1,920,138
Kellogg Co.	(2)		51,044	2,527,699
Kroger Co.			147,774	3,419,490
McCormick & Co. Inc. NVS			26,750	1,015,965
Safeway Inc.	(2)		90,936	2,759,908
Sara Lee Corp.			154,991	2,490,705
SUPERVALU Inc.			43,419	1,287,373
Sysco Corp.	(2)		126,503	4,231,525
Tyson Foods Inc. Class A	(2)		51,221	813,389
Whole Foods Market Inc.	(2)		28,827	1,713,189
Wrigley (William Jr.) Co.	(2)		44,846	2,065,607

				36,608,517

FOREST PRODUCTS & PAPER—0.39%

International Paper Co.			92,981	3,219,932
Louisiana-Pacific Corp.			21,879	410,669
MeadWestvaco Corp.	(2)		36,811	975,860
Plum Creek Timber Co. Inc.			36,662	1,247,974
Temple-Inland Inc.			22,251	892,265
Weyerhaeuser Co.	(2)		50,366	3,099,020

				9,845,720

GAS—0.24%

KeySpan Corp.			35,501	1,460,511
Nicor Inc.	(2)		9,189	392,922
NiSource Inc.	(2)		56,244	1,222,745
Peoples Energy Corp.	(2)		7,893	320,850
Sempra Energy			53,235	2,675,059

				6,072,087

HAND & MACHINE TOOLS—0.10%

Black & Decker Corp.	(2)		15,149	1,202,073
Snap-On Inc.	(2)		12,087	538,476
Stanley Works (The)	(2)		16,483	821,678

				2,562,227

See accompanying notes to the schedule of investments.

Security			Shares	Value

HEALTH CARE — PRODUCTS—3.07%

Bard (C.R.) Inc.	(2)		21,011	$1,575,825
Bausch & Lomb Inc.			10,814	542,106
Baxter International Inc.			133,424	6,065,455
Becton, Dickinson & Co.			50,046	3,536,751
Biomet Inc.			50,452	1,624,050
Boston Scientific Corp.	(1)		240,923	3,563,251
Johnson & Johnson			598,178	38,845,679
Medtronic Inc.	(2)		235,052	10,915,815
Patterson Companies Inc.	(1	) (2)	28,357	953,079
St. Jude Medical Inc.	(1)		71,847	2,535,481
Stryker Corp.	(2)		60,702	3,010,212
Zimmer Holdings Inc.	(1	) (2)	49,632	3,350,160

				76,517,864

HEALTH CARE — SERVICES—1.70%

Aetna Inc.			112,017	4,430,272
Coventry Health Care Inc.	(1)		32,504	1,674,606
HCA Inc.			86,701	4,325,513
Health Management Associates Inc. Class A			48,813	1,020,192
Humana Inc.	(1)		33,920	2,241,773
Laboratory Corp. of America Holdings	(1)		25,652	1,682,002
Manor Care Inc.	(2)		15,210	795,179
Quest Diagnostics Inc.			33,065	2,022,255
Tenet Healthcare Corp.	(1	) (2)	95,556	777,826
UnitedHealth Group Inc.			275,472	13,553,222
WellPoint Inc.	(1)		126,755	9,766,473

				42,289,313

HOME BUILDERS—0.24%

Centex Corp.	(2)		24,247	1,275,877
Horton (D.R.) Inc.			55,763	1,335,524
KB Home	(2)		15,940	698,172
Lennar Corp. Class A			28,314	1,281,208
Pulte Homes Inc.	(2)		43,301	1,379,570

				5,970,351

HOME FURNISHINGS—0.10%

Harman International Industries Inc.	(2)		13,334	1,112,589
Whirlpool Corp.			15,897	1,337,097

				2,449,686

HOUSEHOLD PRODUCTS & WARES—0.46%

Avery Dennison Corp.	(2)		19,313	1,162,063
Clorox Co. (The)			30,725	1,935,675
Fortune Brands Inc.	(2)		30,754	2,309,933
Kimberly-Clark Corp.			93,710	6,124,886

				11,532,557

HOUSEWARES—0.06%

Newell Rubbermaid Inc.			56,261	1,593,312

				1,593,312

See accompanying notes to the schedule of investments.

Security			Shares	Value

INSURANCE—4.92%

ACE Ltd.			66,509	$3,640,038
AFLAC Inc.	(2)		101,502	4,644,732
Allstate Corp. (The)			128,742	8,075,986
Ambac Financial Group Inc.			21,640	1,790,710
American International Group Inc.			531,457	35,214,341
Aon Corp.	(2)		64,323	2,178,620
Chubb Corp.			84,020	4,365,679
CIGNA Corp.			22,682	2,638,370
Cincinnati Financial Corp.	(2)		35,658	1,713,724
Genworth Financial Inc. Class A			93,061	3,258,066
Hartford Financial Services Group Inc. (The)			62,225	5,398,019
Lincoln National Corp.			58,726	3,645,710
Loews Corp.			93,488	3,543,195
Marsh & McLennan Companies Inc.	(2)		112,542	3,168,057
MBIA Inc.	(2)		27,460	1,687,142
MetLife Inc.			155,305	8,802,687
MGIC Investment Corp.	(2)		17,280	1,036,282
Principal Financial Group Inc.	(2)		54,958	2,983,120
Progressive Corp. (The)	(2)		157,940	3,875,848
Prudential Financial Inc.			99,189	7,563,161
SAFECO Corp.	(2)		23,803	1,402,711
St. Paul Travelers Companies Inc.			141,306	6,625,838
Torchmark Corp.			20,140	1,271,035
UnumProvident Corp.	(2)		69,442	1,346,480
XL Capital Ltd. Class A	(2)		36,807	2,528,641

				122,398,192

INTERNET—1.53%

Amazon.com Inc.	(1	) (2)	64,167	2,061,044
eBay Inc.	(1	) (2)	240,260	6,813,774
Google Inc. Class A	(1)		43,571	17,511,185
Symantec Corp.	(1)		202,312	4,305,199
VeriSign Inc.	(1)		49,609	1,002,102
Yahoo! Inc.	(1)		254,225	6,426,808

				38,120,112

IRON & STEEL—0.23%

Allegheny Technologies Inc.	(2)		20,622	1,282,482
Nucor Corp.			63,061	3,120,889
United States Steel Corp.	(2)		25,177	1,452,209

				5,855,580

LEISURE TIME—0.36%

Brunswick Corp.			18,874	588,680
Carnival Corp.	(2)		91,010	4,280,200
Harley-Davidson Inc.	(2)		53,609	3,363,965
Sabre Holdings Corp.			27,509	643,436

				8,876,281

LODGING—0.45%

Harrah’s Entertainment Inc.			38,141	2,533,707
Hilton Hotels Corp.	(2)		78,593	2,188,815
Marriott International Inc. Class A	(2)		70,250	2,714,460
Starwood Hotels & Resorts Worldwide Inc.			44,408	2,539,694
Wyndham Worldwide Corp.	(1)		41,297	1,155,077

				11,131,753

MACHINERY—0.65%

Caterpillar Inc.	(2)		134,108	8,824,306
Cummins Inc.			10,848	1,293,407
Deere & Co.	(2)		47,286	3,967,768
Rockwell Automation Inc.			35,987	2,090,845

				16,176,326

See accompanying notes to the schedule of investments.

Security			Shares	Value

MANUFACTURING—5.18%

Cooper Industries Ltd.	(2)		18,725	$1,595,744
Danaher Corp.	(2)		48,338	3,319,370
Dover Corp.			41,575	1,972,318
Eastman Kodak Co.	(2)		58,398	1,308,115
Eaton Corp.			30,599	2,106,741
General Electric Co.			2,111,154	74,523,736
Honeywell International Inc.			167,485	6,850,137
Illinois Tool Works Inc.			85,949	3,859,110
Ingersoll-Rand Co. Class A			65,808	2,499,388
ITT Industries Inc.			37,775	1,936,724
Leggett & Platt Inc.	(2)		37,442	937,173
Pall Corp.			25,319	780,078
Parker Hannifin Corp.			24,577	1,910,370
Textron Inc.	(2)		25,612	2,241,050
3M Co.			154,044	11,463,954
Tyco International Ltd.			412,028	11,532,664

				128,836,672

MEDIA—3.16%

CBS Corp. Class B			159,657	4,497,538
Clear Channel Communications Inc.			101,509	2,928,535
Comcast Corp. Class A	(1)		427,992	15,771,505
Dow Jones & Co. Inc.	(2)		13,038	437,295
Gannett Co. Inc.			48,347	2,747,560
McGraw-Hill Companies Inc. (The)			71,972	4,176,535
Meredith Corp.	(2)		7,972	393,259
New York Times Co. Class A	(2)		29,460	676,991
News Corp. Class A			477,879	9,390,322
Scripps (E.W.) Co. Class A			16,933	811,599
Time Warner Inc.	(2)		831,723	15,162,310
Tribune Co.	(2)		39,001	1,276,113
Univision Communications Inc. Class A	(1	) (2)	51,618	1,772,562
Viacom Inc. Class B	(1)		145,098	5,394,744
Walt Disney Co. (The)	(2)		427,452	13,212,541

				78,649,409

MINING—0.65%

Alcoa Inc.			177,296	4,971,380
Freeport-McMoRan Copper & Gold Inc.			40,017	2,131,305
Newmont Mining Corp.			91,969	3,931,675
Phelps Dodge Corp.			41,720	3,533,684
Vulcan Materials Co.	(2)		19,396	1,517,737

				16,085,781

OFFICE & BUSINESS EQUIPMENT—0.20%

Pitney Bowes Inc.	(2)		45,184	2,004,814
Xerox Corp.	(1	) (2)	200,075	3,113,167

				5,117,981

OIL & GAS—7.58%

Anadarko Petroleum Corp.			93,972	4,118,793
Apache Corp.	(2)		67,337	4,255,698
Chesapeake Energy Corp.	(2)		77,396	2,242,936
Chevron Corp.			449,499	29,154,505
ConocoPhillips			336,986	20,060,777
Devon Energy Corp.			90,203	5,696,319
EOG Resources Inc.	(2)		49,621	3,227,846
Exxon Mobil Corp.			1,215,759	81,577,429
Hess Corp.			49,133	2,035,089
Marathon Oil Corp.			73,251	5,633,002
Murphy Oil Corp.	(2)		38,442	1,827,917
Nabors Industries Ltd.	(1)		64,222	1,910,604
Noble Corp.			28,055	1,800,570
Occidental Petroleum Corp.			176,194	8,476,693
Rowan Companies Inc.	(2)		22,973	726,636
Sunoco Inc.	(2)		26,676	1,658,980
Transocean Inc.	(1)		64,438	4,718,795
Valero Energy Corp.			125,340	6,451,250
XTO Energy Inc.	(2)		74,803	3,151,450

				188,725,289

See accompanying notes to the schedule of investments.

Security			Shares	Value

OIL & GAS SERVICES—1.37%

Baker Hughes Inc.	(2)		67,278	$4,588,360
BJ Services Co.	(2)		61,192	1,843,715
Halliburton Co.			210,887	5,999,735
National Oilwell Varco Inc.	(1	) (2)	35,873	2,100,364
Schlumberger Ltd.			242,145	15,020,254
Smith International Inc.			40,966	1,589,481
Weatherford International Ltd.	(1	) (2)	70,770	2,952,524

				34,094,433

PACKAGING & CONTAINERS—0.13%

Ball Corp.			21,110	853,899
Bemis Co. Inc.			21,525	707,311
Pactiv Corp.	(1)		27,869	792,037
Sealed Air Corp.			16,447	890,112

				3,243,359

PHARMACEUTICALS—6.19%

Abbott Laboratories			312,448	15,172,475
Allergan Inc.	(2)		30,843	3,473,230
AmerisourceBergen Corp.			40,757	1,842,216
Barr Pharmaceuticals Inc.	(1)		21,563	1,119,982
Bristol-Myers Squibb Co.			402,178	10,022,276
Cardinal Health Inc.			82,935	5,452,147
Caremark Rx Inc.			87,311	4,947,914
Express Scripts Inc.	(1)		28,103	2,121,495
Forest Laboratories Inc.	(1)		64,982	3,288,739
Gilead Sciences Inc.	(1)		93,431	6,418,710
Hospira Inc.	(1)		32,048	1,226,477
King Pharmaceuticals Inc.	(1)		49,298	839,545
Lilly (Eli) & Co.	(2)		201,124	11,464,068
Medco Health Solutions Inc.	(1)		60,117	3,613,633
Merck & Co. Inc.			445,032	18,646,841
Mylan Laboratories Inc.	(2)		42,728	860,115
Pfizer Inc.			1,491,128	42,288,390
Schering-Plough Corp.			302,953	6,692,232
Watson Pharmaceuticals Inc.	(1)		21,092	551,978
Wyeth			275,198	13,991,066

				154,033,529

PIPELINES—0.29%

El Paso Corp.	(2)		142,355	1,941,722
Kinder Morgan Inc.			21,842	2,290,134
Williams Companies Inc.	(2)		121,861	2,908,822

				7,140,678

REAL ESTATE—0.05%

Realogy Corp.	(1)		51,622	1,170,787

				1,170,787

See accompanying notes to the schedule of investments.

Security			Shares	Value

REAL ESTATE INVESTMENT TRUSTS—1.02%

Apartment Investment & Management Co. Class A			20,092	$1,093,206
Archstone-Smith Trust	(2)		43,666	2,377,177
Boston Properties Inc.	(2)		23,327	2,410,612
Equity Office Properties Trust	(2)		71,612	2,847,293
Equity Residential			59,510	3,010,016
Kimco Realty Corp.	(2)		44,576	1,910,973
ProLogis	(2)		50,128	2,860,304
Public Storage Inc.			24,695	2,123,523
Simon Property Group Inc.			45,235	4,099,196
Vornado Realty Trust	(2)		24,922	2,716,498

				25,448,798

RETAIL—5.70%

AutoNation Inc.	(1)		30,834	644,431
AutoZone Inc.	(1)		10,672	1,102,418
Bed Bath & Beyond Inc.	(1)		57,449	2,197,999
Best Buy Co. Inc.	(2)		83,153	4,453,675
Big Lots Inc.	(1	) (2)	22,285	441,466
Circuit City Stores Inc.	(2)		27,321	686,030
Costco Wholesale Corp.			95,710	4,754,873
CVS Corp.			167,996	5,396,032
Darden Restaurants Inc.			29,919	1,270,660
Dillard’s Inc. Class A	(2)		12,577	411,645
Dollar General Corp.	(2)		64,268	875,973
Family Dollar Stores Inc.	(2)		31,025	907,171
Federated Department Stores Inc.	(2)		111,022	4,797,261
Gap Inc. (The)	(2)		110,153	2,087,399
Home Depot Inc.			422,112	15,310,002
Kohl’s Corp.	(1)		66,960	4,347,043
Limited Brands Inc.	(2)		69,478	1,840,472
Lowe’s Companies Inc.			312,479	8,768,161
McDonald’s Corp.			250,797	9,811,179
Nordstrom Inc.	(2)		46,450	1,964,835
Office Depot Inc.	(1)		57,942	2,300,297
OfficeMax Inc.			14,754	601,078
Penney (J.C.) Co. Inc.			45,857	3,136,160
RadioShack Corp.			28,224	544,723
Sears Holdings Corp.	(1)		17,014	2,689,743
Staples Inc.	(2)		148,587	3,615,122
Starbucks Corp.	(1	) (2)	154,630	5,265,152
Target Corp.	(2)		175,612	9,702,563
Tiffany & Co.	(2)		28,265	938,398
TJX Companies Inc.	(2)		91,939	2,577,050
Walgreen Co.			206,148	9,150,910
Wal-Mart Stores Inc.			503,027	24,809,292
Wendy’s International Inc.			23,909	1,601,903
Yum! Brands Inc.	(2)		55,372	2,882,113

				141,883,229

SAVINGS & LOANS—0.58%

Golden West Financial Corp.			54,946	4,244,579
Sovereign Bancorp Inc.	(2)		72,017	1,549,086
Washington Mutual Inc.			197,045	8,565,546

				14,359,211

SEMICONDUCTORS—2.72%

Advanced Micro Devices Inc.	(1	) (2)	98,955	2,459,032
Altera Corp.	(1)		73,171	1,344,883
Analog Devices Inc.	(2)		72,174	2,121,194
Applied Materials Inc.			284,061	5,036,402
Broadcom Corp. Class A	(1)		95,911	2,909,940
Freescale Semiconductor Inc. Class B	(1)		82,972	3,153,766
Intel Corp.			1,179,586	24,264,084
KLA-Tencor Corp.			40,650	1,807,706
Linear Technology Corp.	(2)		61,619	1,917,583
LSI Logic Corp.	(1)		82,159	675,347
See accompanying notes to the schedule of investments.

Security			Shares	Value

Maxim Integrated Products Inc.			65,888	$1,849,476
Micron Technology Inc.	(1	) (2)	149,287	2,597,594
National Semiconductor Corp.			60,894	1,432,836
Novellus Systems Inc.	(1)		25,570	707,266
NVIDIA Corp.	(1)		72,197	2,136,309
PMC-Sierra Inc.	(1	) (2)	42,806	254,268
QLogic Corp.	(1)		32,608	616,291
Teradyne Inc.	(1)		39,434	518,951
Texas Instruments Inc.			313,429	10,421,514
Xilinx Inc.	(2)		69,498	1,525,481

				67,749,923

SOFTWARE—3.93%

Adobe Systems Inc.	(1	) (2)	118,455	4,436,140
Autodesk Inc.	(1)		47,273	1,644,155
Automatic Data Processing Inc.			113,624	5,378,960
BMC Software Inc.	(1	) (2)	41,933	1,141,416
CA Inc.			83,999	1,989,936
Citrix Systems Inc.	(1)		37,934	1,373,590
Compuware Corp.	(1)		77,757	605,727
Electronic Arts Inc.	(1	) (2)	62,721	3,492,305
First Data Corp.			156,488	6,572,496
Fiserv Inc.	(1)		35,640	1,678,288
IMS Health Inc.			41,408	1,103,109
Intuit Inc.	(1)		69,782	2,239,304
Microsoft Corp.			1,766,334	48,273,908
Novell Inc.	(1	) (2)	70,054	428,730
Oracle Corp.	(1)		824,884	14,633,442
Parametric Technology Corp.	(1)		22,648	395,434
Paychex Inc.			69,115	2,546,888

				97,933,828

TELECOMMUNICATIONS—6.27%

ADC Telecommunications Inc.	(1)		24,377	365,655
Alltel Corp.			79,384	4,405,812
AT&T Inc.			794,331	25,863,417
Avaya Inc.	(1	) (2)	93,443	1,068,988
BellSouth Corp.			371,343	15,874,913
CenturyTel Inc.			23,572	935,101
Ciena Corp.	(1)		16,968	462,378
Cisco Systems Inc.	(1)		1,248,423	28,713,729
Citizens Communications Co.	(2)		65,642	921,614
Comverse Technology Inc.	(1)		41,291	885,279
Corning Inc.	(1)		318,995	7,786,668
Embarq Corp.			30,558	1,478,090
JDS Uniphase Corp.	(1	) (2)	346,006	757,753
Juniper Networks Inc.	(1	) (2)	115,722	1,999,676
Lucent Technologies Inc.	(1)		916,771	2,145,244
Motorola Inc.			501,055	12,526,375
QUALCOMM Inc.			337,826	12,279,975
Qwest Communications International Inc.	(1	) (2)	327,333	2,854,344
Sprint Nextel Corp.			610,959	10,477,947
Tellabs Inc.	(1	) (2)	92,528	1,014,107
Verizon Communications Inc.			592,805	22,010,850
Windstream Corp.			97,344	1,283,967

				156,111,882

See accompanying notes to the schedule of investments.

Security		Shares	Value

TEXTILES—0.05%

Cintas Corp.	(2)	28,211	$1,151,855

			1,151,855

TOYS, GAMES & HOBBIES—0.09%

Hasbro Inc.		33,473	761,511
Mattel Inc.		77,325	1,523,303

			2,284,814

TRANSPORTATION—1.62%

Burlington Northern Santa Fe Corp.		74,028	5,436,616
CSX Corp.		90,716	2,978,206
FedEx Corp.		62,666	6,810,541
Norfolk Southern Corp.		84,637	3,728,260
Ryder System Inc.		12,517	646,879
Union Pacific Corp.		55,088	4,847,744
United Parcel Service Inc. Class B		221,076	15,904,207

			40,352,453

TOTAL COMMON STOCKS
(Cost: $2,207,410,662)			2,459,835,097

Security		Principal	Value

SHORT-TERM INVESTMENTS—13.33%
CERTIFICATES OF DEPOSIT (3)—0.52%

Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07		$1,817,834	1,817,834
Societe Generale
5.33%, 12/08/06		2,596,906	2,596,906
Washington Mutual Bank
5.36%, 11/13/06		6,492,265	6,492,265
Wells Fargo Bank N.A.
4.78%, 12/05/06		2,077,525	2,077,525

			12,984,530

COMMERCIAL PAPER (3)—1.65%

Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07	(4)	1,406,952	1,391,868
ASAP Funding Ltd.
5.29%, 11/02/06	(4)	649,227	646,269
Atlantis One Funding
5.30%, 11/14/06	(4)	3,563,163	3,540,606
Beta Finance Inc.
5.27%, 01/25/07	(4)	519,381	510,646
Bryant Park Funding LLC
5.28%, 12/14/06	(4)	819,843	811,065
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06	(4)	1,316,424	1,308,090
CC USA Inc.
5.03%, 10/24/06	(4)	519,381	517,785
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06	(4)	2,986,442	2,968,902
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07	(4)	1,558,144	1,545,718
Curzon Funding LLC
5.29%, 11/17/06	(4)	2,596,906	2,579,353
Edison Asset Securitization LLC
5.22%, 12/11/06	(4)	1,915,790	1,896,344
Falcon Asset Securitization Corp.
5.30%, 11/06/06	(4)	2,596,906	2,583,525
Five Finance Inc.
5.19%, 12/01/06	(4)	1,168,608	1,158,499
Galleon Capital Corp.
5.27%, 12/18/06	(4)	363,099	359,007
See accompanying notes to the schedule of investments.

Security			Shares or Principal	Value

General Electric Capital Services Inc.
5.22%, 12/11/06			$259,691	$257,055
Giro Funding US Corp.
5.34%, 10/10/06	(4)		1,298,453	1,296,914
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06	(4)		1,246,515	1,241,749
HBOS Treasury Services PLC
5.27%, 12/15/06			519,381	513,760
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06	(4)		5,193,812	5,180,049
Landale Funding LLC
5.31%, 11/15/06	(4)		2,025,587	2,012,453
Lexington Parker Capital Co. LLC
5.19%, 11/15/06	(4)		1,418,482	1,409,493
Mont Blanc Capital Corp.
5.29%, 11/15/06	(4)		1,675,004	1,664,175
Nationwide Building Society
5.27%, 12/15/06			908,917	899,071
Nestle Capital Corp.
5.19%, 08/09/07			1,558,144	1,488,283
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07	(4)		1,383,632	1,361,469
Sydney Capital Corp.
5.27%, 12/08/06	(4)		61,936	61,329
Tulip Funding Corp.
5.29%, 11/15/06	(4)		1,369,660	1,360,805
White Pine Finance LLC
5.12%, 10/27/06	(4)		490,815	489,070

				41,053,352

MEDIUM-TERM NOTES (3)—0.43%

Bank of America N.A.
5.28%, 04/20/07			649,227	649,227
Cullinan Finance Corp.
5.71%, 06/28/07	(4)		1,947,680	1,947,680
K2 USA LLC
5.39%, 06/04/07	(4)		1,947,680	1,947,680
Marshall & Ilsley Bank
5.18%, 12/15/06			2,596,906	2,598,718
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07	(4)		3,038,380	3,038,380
US Bank N.A.
2.85%, 11/15/06			519,381	518,229

				10,699,914

MONEY MARKET FUNDS—1.08%

Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%	(5	) (6)	26,880,872	26,880,872

				26,880,872

REPURCHASE AGREEMENTS (3)—2.60%

Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,514, 4.44% to 8.00%, 6/15/07 to 5/1/19).			$5,193,812	5,193,812

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $3,897,096 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).			3,895,359	3,895,359
See accompanying notes to the schedule of investments.

Security		Principal	Value

Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $3,897,125 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36)		$3,895,359	$3,895,359

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $259,809 (collateralized by non-U.S. Government debt securities, value $267,626, 5.75%, 3/15/16)		259,691	259,691

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,093,284 (collateralized by non-U.S. Government debt securities, value $9,548,781, 5.87%, 6/25/36)		9,089,171	9,089,171

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $2,857,904 (collateralized by non-U.S. Government debt securities, value $3,174,712, 0.00% to 10.00%, 5/27/33 to 9/29/36)		2,856,597	2,856,597

Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,558,862 (collateralized by non-U.S. Government debt securities, value $1,709,460, 0.00% to 10.00%, 5/27/33 to 9/29/36)		1,558,144	1,558,144

Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $5,196,158 (collateralized by non-U.S. Government debt securities, value $5,456,446, 0.00% to 9.00%, 5/1/17 to 2/25/46)		5,193,812	5,193,812

Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,897,122 (collateralized by non-U.S. Government debt securities, value $5,378,497, 0.00% to 8.33%, 10/27/06 to 3/25/37)		3,895,359	3,895,359

Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,117,723 (collateralized by non-U.S. Government debt securities, value $3,273,868, 0.00% to 10.00%, 10/1/06 to 9/30/36)		3,116,287	3,116,287

JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $649,523 (collateralized by non-U.S. Government debt securities, value $682,147, 6.50% to 7.63%, 2/1/07 to 6/1/16)		649,227	649,227

Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,456,567, 0.79% to 9.08%, 8/5/18 to 12/20/54)		5,193,812	5,193,812

Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,583, 4.85% to 8.60%, 5/1/09 to 12/1/25)		5,193,812	5,193,812

Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,598,081 (collateralized by non-U.S. Government debt securities, value $2,837,662, 4.69% to 6.41%, 12/17/19 to 6/25/45)		2,596,906	2,596,906

Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,507,439 (collateralized by non-U.S. Government debt securities, value $3,691,151, 0.00% to 10.00%, 10/1/06 to 9/30/36)		3,505,823	3,505,823

Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,887,430 (collateralized by non-U.S. Government debt securities, value $1,968,439, 0.00% to 10.00%, 10/1/06 to 9/30/36)	(7)	1,817,834	1,817,834

Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $6,755,023 (collateralized by non-U.S. Government debt securities, value $7,093,380, 0.06% to 7.95%, 8/15/13 to 7/15/45)		6,751,956	6,751,956

			64,662,961

See accompanying notes to the schedule of investments.

Security			Principal	Value

TIME DEPOSITS (3)—0.02%

Societe Generale
5.25%, 10/02/06			$466,690	$466,690

				466,690

U.S. TREASURY OBLIGATIONS—0.06%

U.S. Treasury Bill
4.70%, 12/21/06	(8	) (9)	1,500,000	1,484,141

				1,484,141

VARIABLE & FLOATING RATE NOTES (3)—6.97%

Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07	(4)		6,648,080	6,648,905
American Express Bank
5.29%, 02/28/07			2,596,906	2,596,898
American Express Centurion Bank
5.42%, 07/19/07			2,856,597	2,859,219
American Express Credit Corp.
5.43%, 07/05/07			779,072	779,463
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07	(4)		493,412	493,412
ASIF Global Financing
5.51%, 05/03/07	(4)		259,691	259,776
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07	(4)		1,687,989	1,687,989
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07	(4)		3,765,514	3,765,655
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07	(4)		6,622,111	6,622,414
BMW US Capital LLC
5.33%, 10/15/07	(4)		2,596,906	2,596,906
BNP Paribas
5.36%, 05/18/07	(4)		4,804,276	4,804,276
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07	(4)		1,895,741	1,895,741
CC USA Inc.
5.48%, 07/30/07	(4)		1,298,453	1,298,606
Commodore CDO Ltd.
5.47%, 06/12/07	(4)		649,227	649,227
Credit Agricole SA
5.48%, 07/23/07			2,596,906	2,596,906
Credit Suisse First Boston NY
5.51%, 04/24/07			1,298,453	1,298,502
Cullinan Finance Corp.
5.36%, 04/25/07	(4)		649,227	649,227
DEPFA Bank PLC
5.43%, 09/14/07			2,596,906	2,596,906
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07	(4)		2,986,442	2,986,611
Eli Lilly Services Inc.
5.32%, 10/01/07	(4)		2,596,906	2,596,906
Fifth Third Bancorp
5.31%, 09/21/07	(4)		5,193,812	5,193,812
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07	(4)		2,596,906	2,596,726
See accompanying notes to the schedule of investments.

Security			Principal	Value

General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07			$2,726,751	$2,727,328
Granite Master Issuer PLC
5.30%, 08/20/07	(4)		9,089,172	9,089,172
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07	(4)		2,077,525	2,077,804
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07			3,895,359	3,895,908
HBOS Treasury Services PLC
5.46%, 07/24/07	(4)		2,596,906	2,596,906
Holmes Financing PLC
5.30%, 07/16/07	(4)		4,544,586	4,544,586
JP Morgan Chase & Co.
5.30%, 08/02/07			1,947,680	1,947,680
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07	(4)		1,947,680	1,947,603
Kestrel Funding LLC
5.31%, 07/11/07	(4)		1,038,762	1,038,677
Kommunalkredit Austria AG
5.33%, 09/09/07	(4)		1,558,144	1,558,144
Leafs LLC
5.33%, 01/22/07 - 02/20/07	(4)		2,708,307	2,708,307
Lexington Parker Capital Co. LLC
5.46%, 01/10/07	(4)		3,246,133	3,245,580
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07	(4)		2,856,597	2,856,420
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07	(4)		1,144,269	1,144,269
Marshall & Ilsley Bank
5.31%, 10/15/07			1,428,298	1,428,298
Metropolitan Life Global Funding I
5.34%, 08/06/07	(4)		3,895,359	3,895,359
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07	(4	) (7)	259,691	259,691
Monumental Global Funding II
5.38%, 12/27/06	(4)		519,381	519,420
Mound Financing PLC
5.30%, 05/08/07	(4)		2,441,092	2,441,092
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07	(4)		7,790,719	7,790,607
National City Bank of Indiana
5.37%, 05/21/07			1,298,453	1,298,523
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07	(4)		8,569,790	8,571,600
Newcastle Ltd.
5.35%, 04/24/07	(4)		915,409	915,258
Northern Rock PLC
5.37%, 08/03/07	(4)		3,116,287	3,116,354
Northlake CDO I
5.46%, 09/06/07	(4)		779,072	779,072
Principal Life Global Funding I
5.83%, 02/08/07			1,168,608	1,170,536
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07	(4)		3,765,514	3,765,439
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07	(4)		2,596,906	2,596,906
Strips III LLC
5.38%, 07/24/07	(4)		613,670	613,670
SunTrust Bank
5.30%, 05/01/07			2,596,906	2,596,998
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07	(4)		6,336,451	6,335,949
See accompanying notes to the schedule of investments.

Security		Principal	Value

Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07	(4)	$3,635,669	$3,635,668
Wachovia Asset Securitization Inc.
5.32%, 10/25/06	(4)	3,616,595	3,616,594
Wachovia Bank N.A.
5.43%, 05/22/07		5,193,812	5,193,812
Wal-Mart Stores Inc.
5.50%, 07/16/07	(4)	1,947,680	1,948,712
Wells Fargo & Co.
5.34%, 09/14/07	(4)	1,298,453	1,298,526
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07	(4)	1,947,680	1,947,672
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07	(4)	7,790,718	7,789,272
Wind Master Trust
5.32%, 07/25/07	(4)	1,038,762	1,038,762

			173,416,257

TOTAL SHORT-TERM INVESTMENTS
(Cost: $331,648,184)			331,648,717

TOTAL INVESTMENTS IN SECURITIES — 112.15%
(Cost: $2,539,058,846)			2,791,483,814

Other Assets, Less Liabilities — (12.15)%			(302,361,778)

NET ASSETS — 100.00%			$2,489,122,036

NVS	Non-Voting Shares

(1)	Non-income earning security.

(2)	All or a portion of this security represents a security on loan. See Note 3.

(3)	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 3.

(4)	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)	Affiliated issuer. See Note 2.

(6)	The rate quoted is the annualized seven-day yield of the fund at period end.

(7)	The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)	The rate quoted is the yield to maturity.

(9)	This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.
As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Appreciation

S&P 500 Index (12/15/06)	456	$30,675,120	$425,676

$425,676

See accompanying notes to the schedule of investments.

S&P 500 INDEX MASTER PORTFOLIO
NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2006, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.
These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).
1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equilvalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.
FEDERAL INCOME TAXES
As of September 30, 2006, the cost of investments for federal income tax purposes was $2,542,747,065. Net unrealized appreciation aggregated $248,736,749, of which $518,809,959 represented gross unrealized appreciation on securities and $270,073,210 represented gross unrealized depreciation on securities.
FUTURES CONTRACTS
The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.
The Master Portfolio has pledged to a broker a U.S. Treasury Bill with a face amount of $1,500,000 for initial margin requirements.
REPURCHASE AGREEMENTS
The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. TRANSACTIONS WITH AFFILIATES
The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.
The following table provides information about the direct investment by the Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended September 30, 2006.

Number of
	Shares Held			Number of
	Beginning	Gross	Gross	Shares Held	Value at
	of Period	Additions	Reductions	End of Period	End of	Interest
Name of Affiliated Issuer	(in 000s)	(in 000s)	(in 000s)	(in 000s)	Period	Income

IMMF	19,125	4,623,226	4,612,470	26,881	$26,880,872	$881,030

3. PORTFOLIO SECURITIES LOANED
The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.
As of September 30, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Disclosure Controls and Procedures of The Diversified Investors Funds Group (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ President & Chief Executive Officer and Principal Financial Officer have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ President & Chief Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) During the quarter ended September 30, 2006, there has been no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.
ITEM 3. Exhibits.
The certifications of the President & Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
THE DIVERSIFIED INVESTORS FUNDS GROUP

By:	/s/ Joseph Carusone

Joseph Carusone
Principal Financial Officer
Date: November 27, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Mullin

Mark Mullin
President & Chief Executive Officer
Date: November 27, 2006

By:	/s/ Joseph Carusone

Joseph Carusone
Principal Financial Officer
Date: November 27, 2006